MFA 2021-NQM1 ABS-15G

Exhibit 99-18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
	432275658	Securitized	1	1	1	1				Established credit history - 6 years depth of credit verified.;
	432275659	Securitized	1	1	1	1				Established credit history - 21 years depth of credit.;
432275811	Securitized	1	1	1	1	CRED 0112 Missing Business Purpose Attestation - Missing ODF Statement of purpose for cash out transaction. - Cleared per response received from lender- Business purpose statement has been uploaded. Since these loans deal with mixed use and multi-family properties, this is not the same as a standard ODF Statement of Business purpose for refi funds. These are business deals for mixed use and commercial properties so the letter deals more with their own business and not the use of the funds. It is not necessary to account for the use of funds like regular ODF S/E Business loans, we only go after what the borrower is doing.

	432275834	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 70%LTV - Max 75%LTV;			HUD 0001 Missing Final HUD-1 - Final HUD-1 not provided for review - Recd a certified copy of final settlement statement.
	432275852	Securitized	2	2	1	1				Established credit history - xx years depth of credit.;	CRED 0009 Unacceptable Credit History - Borrower was 1x30 on a revolving account and has a unsatisfied medical collection which does not meet the guidelines for the One Month Bank Statement Program. - Lender acknowledged exception with reduced LTV of 65%.
432276484	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 50.74% LTV - 65% LTV Max per Non-Prime Matrix.; Verified employment history - 9 year employment history verified.;	CRED 0067 Missing Verifiable Months of Income Earnings - Missing complete 2 year employment history for the Co-borrower. - Lender Acknowledged Exception.

											CRED 0001 Unacceptable Mortgage History - Missing complete mortgage history. Also missing is documentation to verify who made the mortgage payments for several months. - Lender Acknowledged Exception.
432276479	Securitized	2	2	1	1	Low DTI;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - (1) Present housing expense does not match the figures reflected on the REO schedule. (2) Borrowers LOE reflects xxx mailing address. This is not reflected on the application. - Override to EV2 due to Immaterial Issue.	TITL 0011 Missing Title Holder Name from Title Evidence - Final title policy not included for review. Co-mortgagor is not reflected as proposed insured on the Title Commitment. - Cleared per lender response. Recd from lender: xx is not a co-mortgagor, however, xx has to acknowledge the mortgage since xx is xx to the borrower. xx property state, requires the xx to sign and acknowledge the mortgage on all owner occupied purchases and refis. and xx have to show on the vesting for the mortgage as the xx to the borrower on title, therefore, xx does not get recorded onto title.

NOTE 0050 Note is Incomplete - Missing the Prepayment Rider to the Note.  (Note provided xx with no riders.  Terms of the PPP verified from the rider to the Mortgage) - **Finding remains, MISSING RIDERS TO THE NOTE.
xx Recd copy of the Prepayment Rider to the Note.

CRED 0085 Purchase Contract is Deficient - Missing copy of final fully executed sales contract. - xx Recd executed Addendum to the sales contract fully executed by all parties.

APPR 0003 Appraisal value is not supported. - Desk Review or CDA Required- Post Close AVM Variance is -11.72% which is outside the allowable tolerance of 10%. - xx Recd AVM dated supporting value of xx

NOTE 0001 Missing Note - A copy of the executed Note was not located in the loan file. - xx Recd copy of executed Note.

APP 0002 Final 1003 Application is Incomplete - Missing the following information for B2: Employer Address , Home Phone, Yrs. of School, Years Employed in Field of Work, Home Address is not reflected on the REO schedule and Declarations Section is blank.  The initial 1003 reflects the correct zip code.
Note: These xx borrowers reside in xx xx locations; the loan applications should have been prepared on separate forms.
 - xx Recd copy of corrected final 1003 with all changes acknowledged by the borrower.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing HOA cert or other documentation confirming actual HOA assessment. - xx Recd HOA documentation confirming xx/month HOA assessment.

	432276482	Securitized	2	1	2	1				Established credit history - 18 years depth of credit.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Broker RESPA Cure for Recording fees improperly disclosed in Section H -- The total amount of Closing Disclosure 10% Category fees xxxx increased by more than 10% from the total amount disclosed on the Loan Estimate sent on, xxxx. The total amount of fees in this category cannot exceed xxxx unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action- Recd copy of corrective CD dated xxxx disclosing the RESPA cure for the 10% tolerance correctly. Disclosure was sent to the borrower via email.
	432276488	Securitized	1	1	1	1							POA 0002 Missing Power of Attorney - The fully executed copy of Power of Attorney was not located in the loan file for review. - Recd copy of the executed POA.
	432276489	Securitized	2	2	1	1				Low DTI;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 reflects incorrect state and zip code. - Override to EV2 due to Immaterial Issue.
	432276491	Securitized	1	1	1	1				Established credit history - 9 years depth of credit verified.;
	432276494	Securitized	1	1	1	1				Established credit history - 19 years depth of credit.;
432276497	Securitized	2	2	1	1	Low DTI - DTI of 15.01% below program maximum of 50.49%;	APP 0002 Final 1003 Application is Incomplete - (1) The Employer phone number is incomplete.
(2) The Employer address is incorrect.
(3) A property reflected on the REO schedule does not reflect the City, State and Zip Code.
- Override to EV2 due to Immaterial Issue.	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Recd Flood Cert with corrected address reflecting Zone A and that the Building is in a Special Flood Hazard Area. - Recd copy of corrected appraisal reflecting the subject to be in flood Zone A.

FLOOD 0006 Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums - Recd Flood Cert with corrected address reflecting Zone A and that the Building is in a Special Flood Hazard Area.  No Flood Insurance was obtained prior to or at closing.   - Recd copy of Private Flood Policy.  Policy contains the required statement "This policy meets the definition of private flood insurance contained in 42 U.S.C. 4012a(b)(7) and the corresponding regulation."

CRED 0083 Asset Documentation is Insufficient - Missing settlement statement from refinance of REO property, evidencing proceeds of $xxxx, as reflected on asset summary OR a minimum of $xxxx to cover additional funds required to close.  - Recd settlement statement from refinance evidencing proceeds of $xxxx.

APPR 0046 Missing Third Party Appraisal Review - Miss ARR to support origination value of $xxxx. Post AVM returned with no results due to new construction.  - Recd ARR dated Value xxxx Variance 0%.

FINS 0004 Special Flood Hazard Notification is Missing or Not Executed - Recd Flood Cert with corrected address reflecting Zone A and that the Building is in a Special Flood Hazard Area.  No Flood Insurance was obtained prior to or at closing thus borrower did not received the Special Flood Hazard Notification.

Missing corrected flood certificate. The address on the flood certificate in the loan file is for xxxx, xxxx, xxxx. Subject property address is xxxx, xxxx, xxxx. Note: The APN/Tax ID, xxxx, is correct. - Recd copy of executed Special Flood Hazard Notification.

	432276486	Securitized	1	1	1	1				Established credit history - 24 years depth of credit.;
	432276493	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The Final application REO schedule reflects subject property is a Townhome. Appraisal confirms subject is a Single Family Detached residence located in a PUD. (2) Present housing expense is $xxxx. The REO schedule reflects taxes and insurance for primary residence is $xxxx. - Override to EV2 due to Immaterial Issue.
432276498	Securitized	1	1	1	1	Established credit history - 16 years depth of credit with mid scores of 688 and 683;	APPR 0003 Appraisal value is not supported. - Desk Review Pending due post close Value variance greater than 10%. Post Close AVM dated returned a value of $xxxx which is a Variance of (-21.17%). (IB to Order) - Recd Post Close ARR dated 06/20/19 Value $xxxx Variance 0%.

432275823	Securitized	2	2	2	1	Established credit history - 26 years depth of credit with mid score of 701;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge xxxx is xxxx below the actual finance charge xxxx. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

CRED 0009 Unacceptable Credit History - Lender approved loan Payoff of Old Judgement on Title in wife's name and paid off collection account in March 2019. 1 month bank statement does not allow either. - Lender Acknowledged Exception	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 51.61% exceeds the max allowed DTI of 50%. Approved DTI 46.04%- Lender excluded Lease payment of $1114 however, no documentation support the exclusion of the liability found in file. - Recd supporting proof that a 3rd party has been paying the mortgage for the last 6 months so it can be excluded from the DTI.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 reflects that the borrower is xxxx however, per the employment LOE borrower does not have any ownership of business reflected and is paid on commission via 1099. AOI's support no ownership. - Cleared per lender response: The CPA letter identified the borrower as a 1099 employee, a contractor is considered a S/E borrower so they do not need to show actual corporate ownership to be eligible for our bank statement program.

GIDE 0001 Guideline Exception(s) - xxxx Borrowers are not allowed for the 1 Month Bank Statement program. Borrower LOE states that the borrower does not have any ownership of the business and is paid on commission.  Business License and AOIs also do not reflect any ownership. - Cleared per lender response: The CPA letter identified the borrower as a 1099 employee, a contractor is considered a S/E borrower so they do not need to show actual corporate ownership to be eligible for our bank statement program.

	432275829	Securitized	1	1	1	1
432275810	432275810	Securitized	2	2	2	1	Established credit history - 19 years depth of credit with mid score of 761;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Broker RESPA Cure of $xxxx for the appraisal improperly disclosed in Section H --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action: Recd copy of corrective PCCD dated reflecting the RESPA cure disclosed properly with a copy of an email to the borrower to verify delivery method.

CRED 0012 CLTV Exceeds Max Allowed - Second lien in the amount of $xxxx was Subordinated and not paid off.  Per the 1 month bank statement guidelines Secondary Financing is not allowed.  - Lender Acknowledged Exception.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 does not reflect the borrowers employment phone number. - Override to EV2 due to Immaterial Issue.	CRED 0082 Income Documentation is Insufficient - Missing 3rd party verification of self-employment dated with in 30 days of closing as required by the lender guidelines (1 mth Bank Statement Program). CPA letter in the loan file is dated, Loan Funded. - Cleared per lender response: We do not have a specific expiration on proof of S/E for our bank statement deals. Running public records on an SOS website or a dated CPA letter is sufficient to satisfy our proof of S/E requirement. Our guidelines simply only call for proof of S/E going back 2 years as it is the seasoning of the full 2 years that is the main focus of that requirement, not necessarily the continued proof since we have the bank statements that also serve that purpose as well. Furthermore, it would be overburdening to update a CPA letter on a 30 day expiration and the only expirations we have are for the bank statements themselves.

432275814	432275814	Securitized	1	1	1	1				Established credit history - 22 years depth of credit with mid scores of 717 and 739;
432275846	432275846	Securitized	1	1	1	1	Established credit history - 15 years depth of Credit with mid scores of 765 and 807;	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Rending -- Post Close AVM dated 06/13/19 Value xxxx Variance (-58.12%). - Recd Post Close ARR dated Value $xxxx Variance 0%.

432275847	432275847	Securitized	2	2	1	1				Verified reserves - Borrower has 6.36 mths verified reserves.;	CRED 0071 Collections have not been satisfied or paid off - CBR reflects a recent medical collection which is not allowed on 1 mo bank statement program. - Lender acknowledged exception.
432275848	432275848	Securitized	1	1	1	1	Established credit history - 20 years depth of credit with mid score of 676;	HUD 0023 Missing Proof of Release of Escrow Holdback - Missing evidence that the repairs to the fence around the pool have been completed and that the escrow hold back funds of $xxxx have been fully disbursed. * Note this is a Health and Safety issue and violates state law. - Recd copy of refund check to the borrower which verifies that the hold back has been fully disbursed

PROP 0005 Health and Safety Issue - Missing evidence that the repairs to the fence around the pool have been completed. (Escrow hold back in the amount of $xxxx set up) * Note Appraiser has called out that this is a Health and Safety issue and violates NJ state law. - Recd copy of inspection with photos which verifies that the new fence has been installed.

	432275849	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The bank account disclosed on the final 1003 does not match the asset documentation presented in the loan file. - Override to EV2 due to Immaterial Issue sufficient funds verified.
432275850	432275850	Securitized	1	1	1	1	Established credit history - 16 years depth of credit with mid score of 733;	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Rending -- Post Close AVM dated Value xxxx Variance -15.63%. - Recd Post Close ARR dated xxxx Value $xxxx Variance 0%.

432275854	432275854	Securitized	1	1	1	1	Established credit history - 33 years depth of credit with mid score of 744;	CRED 0082 Income Documentation is Insufficient - CPA letter in file xxxx is dated which was not w/in 30 days of closing on xxxx as required by the 1 month Bank Statement program. - Cleared per lender response: We do not have a specific expiration on proof of S/E for our bank statement deals; running public records on an SOS website or a dated CPA letter is sufficient to satisfy our proof of S/E requirement. Our guidelines simply only call for proof of S/E going back 2 years as it is the seasoning of the full 2 years that is the main focus of that requirement, not necessarily the continued proof since we have the bank statements that also serve that purpose as well. Furthermore, it would be overburdening to update a CPA letter on a 30 day expiration and the only expiration we have are for the bank statements themselves.

432275817	Securitized	2	2	1	1	Low DTI;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The final 1003 reflects incorrect borrower mailing address. Addressed verified per address certification in the closing file. - Override to EV2 due to Immaterial Issue	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Rending -- Post Close AVM Value $xxxx, Variance -47.04% - Recd Post Close ARR dated xxxx Value $xxxx Variance 0%.

432275821	432275821	Securitized	1	1	1	1				Established credit history - 14 years depth of credit with mid score of 729;
	432275864	Securitized	2	2	1	1				Verified housing payment history - xxxx mortgage history verified 0x30 per the credit report.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The final 1003 reflects an additional amount of $xxxx in subjects PITI payment. This is payment is unidentified and unsourced; however, it appears to be additional property taxes; the actual figure is $xxxx., Compensating Factors: Verified housing payment history
432275824	432275824	Securitized	1	1	1	1				Established credit history - 13 years depth of credit with mid score of 739;
432275831	432275831	Securitized	1	1	1	1	Established credit history - 23 years depth of credit with mid score of 719;	TRID 0150 CD Closing Information Section is Deficient - Issue date is reflected as xxxx however borrower signed it on xxxx--Material Compliance Finding: You submitted a Prior Closing Disclosure Received Date xxxx earlier than the Prior Closing Disclosure Date Issued xxxx. The System cannot perform a Reg Z business day disclosure waiting period review without accurate dates. (12 CFR 1026.17(f); 1026.37; 1026.19(f); 1026.22(a)(2)) - Recd PCCD dated which was sent to the borrower via xxxx with new ROR. ROR expires xxxx. Delivery to borrower confirmed on at xxxx.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Legal Description attachment, DOT xxxx - Recd the Exhibit A to the Mortgage/DOT.

432275835	432275835	Securitized	1	1	1	1	Verified housing payment history - 12 years 4 months 0x30 mortgage history verified on credit report since xxxx.; Verified employment history - Borrower has been worked for current employer over xxxx.; Verified reserves - 22 months reserves verified.;	CRED 0084 Income Calculation Discrepancy - Missing lender income calculation to validate "Various" xxxx Losses of xxxx. - Finding cleared lender calculated other loss for Partnership from borrower Sch E. Per lender response CSC does not require the entity tax returns if only losses are being calculated, they are only required for actual income.

CRED 0082 Income Documentation is Insufficient - Missing copy of the Extension for Partnership and copies of the 1065s.  Only K1's provided for review.  Unable to validate the xxxx used to qualify.   - Finding cleared per lender response. CSC does not require the entity tax returns if only losses are being calculated, they are only required for actual income.

TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge is below the actual finance charge. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - EV2 Investor Purchase, TILA is not applicable. - Exception set in error. TILA is not applicable.

432275840	432275840	Securitized	1	1	1	1				Verified housing payment history - 0x30 mortgage history since verified on credit report. ;
432275845	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Pending (IB to Order) -Post Close AVM xxxx Variance -68% - ARR dated returned value of $xxxx which is a Variance -1.43%. Max allowed variance -10%

432275855	432275855	Securitized	1	1	1	1				Established credit history - 30 years depth of credit with mid scores of 606 and 589;
432275856	432275856	Securitized	2	2	1	1				Established credit history - 36 years depth of credit with mid score of 671 and 603;	CRED 0009 Unacceptable Credit History - Borrower has recent collections and derogatory credit with in the past 3 yrs which is not allowed per the One Month Bank Statement Program. - Lender approved exception for 2 derogatory credits noted on CBR with increase in rate for a 70% LTV.
432275857	432275857	Securitized	1	1	1	1				Established credit history - 15 years depth of credit with mid score of 701;
432275861	432275861	Securitized	1	1	1	1				Established credit history - 5 years depth of credit with mid score of 761;
432275657	432275657	Securitized	2	2	1	1				Established credit history - 23 years depth of credit with mid scores of 675 and 695; Low LTV/CLTV/HCLTV - LTV 54.33% below max of 70% allowed for A- grade 12 month bank statement loans.;	HUD 0023 Missing Proof of Release of Escrow Holdback - Missing clear final inspection and evidence escrow hold back funds in the amount of $xxxx have been fully disbursed. - Lender Acknowledged Exception- Lender allows for escrow hold back. Fully Executed Hold Back Agreement in file.
432275866	432275866	Securitized	1	1	1	1	Established credit history - 29 years depth of credit with mid score of 749;	APRV 0010 Underwriting Loan Approval is Deficient - Missing corrected underwriting worksheet reflecting the correct loan product. Work Sheet reflects loan was approved as Non Prime. Per approval Loan is ODF DSCR+. - Recd updated UW Worksheet with all comments reflecting that the loan was reviewed to the Non Prime guidelines.

432275819	432275819	Securitized	2	2	1	1				Established credit history;	HUD 0023 Missing Proof of Release of Escrow Holdback - Missing evidence escrow hold back funds in the amount of $xxxx have been fully disbursed and a final inspection to verify all repairs have been completed. - Lender Acknowledged Exception- Lender allows for escrow hold back. Fully Executed Hold Back Agreement in file.
432275841	432275841	Securitized	1	1	1	1	Established credit history - 25 years depth of credit with mid score of 736;	CRED 0083 Asset Documentation is Insufficient - Missing 2 mths consecutive statements for all accounts. Statements provided cover and. - Recd the bank statement covering xxxx.

GIDE 0001 Guideline Exception(s) - Questionable Occupancy- Insurance deck page for the subject reflects occupancy as owner for primary usage. No evidence in file that this Red Flag was addressed for an Investor approved transaction. - Updated Hazard Insurance deck page showing the occupancy corrected to Tenant.

432275812	432275812	Securitized	2	2	1	2	Established credit history - 32 years depth of credit with mid scores of xxxx and xxxx ;	APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Missing clear final inspection w/Photos. Subject is not complete with a Escrow Holdback of $xxxx to be completed in 120 days for the xxxx and xxxx. - Lender Acknowledged Exception- Lender allows for escrow hold back. Fully Executed Hold Back Agreement in file.

CRED 0010 LTV Exceeds Max Allowed - 1.80% LTV Exception-  LTV/CLTV of 61.80% exceeds the max allowed of 60% for $xxxx loan amount.  - Lender approved LTV exception of 61.80% with a pricing bump.

HUD 0023 Missing Proof of Release of Escrow Holdback - Missing final inspection and evidence that the Escrow Holdback for Pool, Spa and Landscaping in the amount of $xxxx has been fully disbursed and released. Estimated time to be completed 120 days. - Lender Acknowledged Exception- Lender allows for escrow hold back. Fully Executed Hold Back Agreement in file.	APPR 0003 Appraisal value is not supported. - ARR/Desk Review Required- Post Close AVM dated xxxx returned a Value $xxxx with a Confidence Score xxxx. Variance of -52.03% exceeds the max allowed tolerance of 10% - BPO as-is date supports value of $xxxx

CRED 0001 Unacceptable Mortgage History - B Grade not acceptable for Cash out refinance w/loan amount > xxxx.  Per the cancelled checks xxxx payment did not post until xxxx (1x30) and the xxxx payment did not post until xxxx  (1x30) which would lower the credit grade to B as the max allowed for A- is 1x30. - Per the Note the payment are due on the 25th of each month and are not considered late until after the 1st of the preceding month, thus payment history is not considered 1x30.

432275833	432275833	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 660;	TRID 0077 Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated - Missing pg 5 of 5 of final CD dated XXXXX. Compliance review pending.--The Last Closing Disclosure Total Interest Percentage (TIP) of (0.0%) is less than the system calculated TIP of (XXXXX). The difference is (XXXXX). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (XXXXX + XXXXX/XXXXX). (12 CFR 1026.38(o)(5)) - Recd pg 5 of 5 of of the final CD dated XXXXX.

TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - Missing pg 5 of 5 of final CD dated XXXXX. Compliance review pending.--The disclosed finance charge ($0.00) is (XXXXX) below the actual finance charge(XXXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - Recd pg 5 of 5 of of the final CD dated XXXXX.

DEED 0005 Mortgage/Deed of Trust is not Recorded - File is missing copy of closing instruction to support mortgage needs to be recorded.  - Recd copy of lenders closing instruction which requires the mortgage/DOT to be recorded.

TRID 0087 Closed-End APR Disclosure Tolerance - Missing pg 5 of 5 of final CD dated XXXXX. Compliance review pending. --The disclosed APR (0.0) is lower than the actual APR (XXXXX) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)). - Recd pg 5 of 5 of of the final CD dated XXXXX.

432275842	432275842	Securitized	1	1	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 is missing the business address for XXXXX. - XXXXX Recd copy of corrected 1003 with borrower initialed changes.

APPR 0003 Appraisal value is not supported. - Desk Review Pending Post close AVM variance exceeds the acceptable 10% Tolerance. -Post Close AVM XXXXX Value XXXXX Variance -47.46% (Origination BPO also exceeds tolerance  Origination BPO XXXXX Value XXXXX Variance -11.26%) - CDA date xxxx supports value of $xxxx

432276500	432276500	Securitized	1	1	1	1	DEED 0005 Mortgage/Deed of Trust is not Recorded - Remove re-fire required by the closing inst. - Cleared, exception set in error, required by the closing inst.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 reflects loan as a secondary residence however, the Occupancy and Financial Status Affidavit reflects Intended Use as Investment. - Recd corrected Occupancy Affidavit which reflected the intended use to be a 2nd home.

DEED 0008 Missing 1-4 Family Rider - Family Rider found in file. Approval and mortgage shows as 2nd home with 2nd home rider attached. Occupancy and Financial Status Affidavit reflects  Intended Use as Investment. - Recd corrected Occupancy Affidavit reflected the intended use to be a 2nd home.

432276505	432276505	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 614;
432275877	432275877	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 717;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 reflects XXXXX as the originating lender however XXXXX is the actual. - Recd corrected 1003 reflecting XXXXX as the originating lender.

432275879	432275879	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Desk review required- Post Close AVM dated XXXXX returned a value of XXXXX which is a variance of -14.37%. Max allowable tolerance 10%. - Post-close AVM value xxxx of $xxxx supports value of $xxxx with 2.3% Variance

432276495	432276495	Securitized	2	2	1	1				Established credit history - XX years depth of credit with mid score of 674;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Employer City incorrectly listed as the state on Final Application. - Override to EV2 due to Immaterial Issue.
432275662	432275662	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 639;
432275838	432275838	Securitized	1	1	1	1	GIDE 0001 Guideline Exception(s) - Missing verification the the homeowners policy includes rent loss coverage. - XXXXX Per lender response the "Loss of Use" coverage is the Rent Loss Coverage. per deck page coverage is XXXXX.

APPR 0003 Appraisal value is not supported. - Desk Review Required - Origination BPO XXXXX XXXXX Variance -14.65%,  Post Close AVM XXXXX XXXXX Variance -40.77% - AVM date xx/xx/xx supports value of $xxxx

432275851	432275851	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 744;
432275853	432275853	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 697;	CRED 0016 Insufficient Verified Funds to Close - Missing copy of HUD for other property refinanced Loan # XXXXX to support funds need to close per HUD in the amount of XXXXX. No assets stated on the final 1003. (UW Asset summary reflects net proceeds of XXXXX) - XXXXX Recd copy of settlement statement from refinance of XXXXX with the borrower netting cash proceeds of XXXXX.

APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVMs dated XXXXX Values XXXXX + XXXXX Total XXXXX Variance -63.44% - BPO date supports value of $xxxx

432275865	432275865	Securitized	1	1	1	1							APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVM XXXXX XXXXX Variance -19.07% - Appraisal Value provided xxxx supports value with variance of -3.02%
432276501	432276501	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score 766; Verified reserves - Borrower has over XXXXX in verified reserves.;			DEED 0005 Mortgage/Deed of Trust is not Recorded - Mortgage-Remove-required by closing instructions - Cleared exception set in error, required by closing instructions.
432276503	432276503	Securitized	1	1	1	1
	432275890	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 697;
432275663	432275663	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 700;
432275665	432275665	Securitized	1	1	1	1				Established credit history - xxx years depth of credit with mid score of xxxx;			APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVM xx/xx/xx $xxxx Variance -22.55% - xx/xx/xx Recd AVM dated xx/xx/xx Supporting value of $xxxx.
432275873	432275873	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 720;
432275889	432275889	Securitized	1	1	1	1
432275897	432275897	Securitized	2	1	1	2	Established credit history - xxxxx years depth of credit with mid score of 726;	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - Missing copy of BPO. Final CD reflects a BPO charge however no BPO was found in file for review. - EV2 Post closing corrective action - Verified Fed-Ex Delivered Monday at 4:42 pm.

											Recd copy of of refund check in the amount of xxxxx issued by xxxxx with an LOE, and Fed-EX tracking. Per Fed-Ex package is scheduled for delivery on xxxxx by 8pm. Once delivery is confirmed finding can be downgraded to an EV2. **NOTE TRID IS NOT APPLICABLE.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275915	432275915	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.99%ltv - max 70%ltv;	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Appraisal shows as Zone X per flood map XXXXX while Flood Cert show as Zone A - XXXXX Recd copy of corrected appraisal reflecting Flood Zone A.

432276504	432276504	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 678; Low LTV/CLTV/HCLTV - 53.79%ltv - 75% max ltv;
432275886	432275886	Securitized	1	1	1	1	NMLS 0006 NMLS Loan Originator Company ID is missing from Security Instrument (12 CFR 1026.36(g)(1-2)) - not on mortgage - Cleared N/A to commercial Security Instrument.

NMLS 0005 NMLS Loan Originator (Individual) ID is missing from Security Instrument (12 CFR 1026.36(g)(1-2)) - Not on mortgage - Cleared N/A to commercial Security Instrument.

432276514	432276514	Securitized	1	1	1	1	APPR 0004 Missing Required Second Appraisal - Missing initial appraisal dated XXXXX: 2nd Appraisal being used as Re-certification per Approval Cond #4100/4413. According to Appraisal Collateral Review on XXXXX value XXXXX based on XXXXX appraisal-not provided for review. 2nd appraisal dated XXXXX XXXXX re-review by lender value of XXXXX. Missing XXXXX appraisal for review. Cond #44190 cleared XXXXX Form 442 provided. - XXXXX Recd copy of the 2nd appraisal.

APPR 0003 Appraisal value is not supported. - Missing Post correct AVM for subject.  Property is in XXXXX and AVM is showing in XXXXX  Appraisal comps support value and detail subject, area and adjustments - Post Close AVM XXXXX XXXXX Variance .79%

432276517	432276517	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 778;
432275844	432275844	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 768;
432275867	432275867	Securitized	2	2	1	1				Established credit history - XX years depth of credit with mid score of 653; Low LTV/CLTV/HCLTV;	CRED 0009 Unacceptable Credit History - Borrower does not have any tradelines greater than 36 months as required. - Exception acknowledged by Lender XXXXX for LTV/Interest rate and Lis Pendens filed XXXXX and missing qualifying number of trade-lines.
432275874	432275874	Securitized	1	1	1	1
432275872	432275872	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 725;
432275878	432275878	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of xxx;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing complete copy of Initial CD provided to the borrower XXXXX-- The Initial Closing Disclosure Received Date of (XXXXX) is not three business days before the consummation date of (XXXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (xxx CFR xxxx(x)(x)(xx)(x)); xxxx(x)(x)(xxxx)). - XXXXX Recd copy of the initial CD dated XXXXX.

APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVM XXXXX XXXXX Variance -13.28%  Confidence score xxx. - xx/xx/xx Recd AVM dated xx/xx/xx Supporting value of $xxxx

432275883	432275883	Securitized	1	1	1	1				Established credit history - XX years depth of Credit with mid score of 801;			APP 0002 Final 1003 Application is Incomplete - Final executed 1003 is missing the continuation sheet with all REO executed by the borrower. - Recd complete copy of the final executed 1003.
432275913	432275913	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of xxx;			APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVM XXXXX XXXXX Variance -19.62% Confidence Score xxx - xx/xx/xx Recd AVM dated xx/xx/xxx Supporting value of $xxxxx
432275914	432275914	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Desk Review Required - Post Close AVM XXXXX Estimated Value XXXXX Variance -10.92% Confidence score xx. - Received AVM for $xxxx supporting original appraised value.

HUD 0001 Missing Final HUD-1 - Missing copy of the final executed settlement statement.  Only an Estimate was provided for review. - XXXXX Recd a certified copy of the final settlement statement.

432275930	432275930	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 670;
432275936	432275936	Securitized	1	1	1	1
432275918	432275918	Securitized	2	2	1	1				Established credit history - XX years depth of credit with mid score of 625;	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Contract shows sales price of XXXXX. Missing copy of addendum raising price to XXXXX - XXXXX Recd copy of addendum to the purchase contract dated XXXXX reflecting a sales price of XXXXX.
432275830	432275830	Securitized	1	1	1	1
432275875	432275875	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 803 and 804;
432275876	432275876	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 689-656;
432275880	432275880	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid scores of 573 and 639;	QMATR 0008 VOE/VVOE must be performed at or before consummation 1026.43(e)(v) - VVOE dated XXXXX. funds disbursed XXXXX and notary date is XXXXX. - Recd corrective CD reflecting the disbursement date of XXXXX.

TRID 0150 CD Closing Information Section is Deficient - Post fund CD reflects a disbursement date of XXXXX.  Actual disbursement date is XXXXX. - EV2 Post Closing Corrective Action- Recd corrective CD reflecting the disbursement date of XXXXX.

432275881	432275881	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM xx/xx/xxx $xxxx Estimated Value with a Variance -13.78% Confidence Score xxx Comps provided support value. Subject is new construction.
** Lender review value $xxxx / purchase price results in 9.24% pot-close AVM variance

 - xx/xx/xxx  Recd AVM dated xx/xx/xxx  Supporting value of $xxxx

432275887	432275887	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 745;
432275860	432275860	Securitized	2	1	2	1				Established credit history - XX years depth of credit with mid scores of 674 and 654;	COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Review used base index rate of XXXXX per the closing Instructions. Loan Details report that corresponds with the Post Fund CD not provided for review.-- Index Rate not within allowable values (XXXXX, XXXXX) for specified Index 1 Year US Treasury Constant Maturity (weekly) [UST1YW] within lookback period [45] for Loan Disbursement Date [XXXXX] - EV2 for Post closing Corrective Action- XXXXX Recd updated CD and LDR dated XXXXX with base index of XXXXX
432275892	432275892	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 565;
432275900	432275900	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 754 and 708;
432276521	432276521	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM XXXXX Estimated Value XXXXX Variance -12.15%. Confidence Score xx. Subject comps used are explained in detail and appear to support the value although subject is below predominate value for the neighborhood.
 - AVM date xxxx supports value of $xxxx

432276524	432276524	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 734 and 711;
432276528	432276528	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 709 and 785;
432275667	432275667	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 793 and 782;
432275836	432275836	Securitized	1	1	1	1	Established credit history - xxxxx years depth of credit with mid score of 729.;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Desk Review Required Variance greater than 10% -- Post Close AVM XXXXX XXXXX Variance -12.71% Confidence Score 96 Comps support value with similar appeal and reasonable adjustments. - 02/04/2021 Recd AVM dated xxxxx Supporting value of xxxx

432275869	432275869	Securitized	1	1	1	1							RESPA 0029 Missing Homeownership Counseling Disclosure - Missing Homeownership Counseling Disclosure. - Cleared, Not applicable to ODF Foreign National.
432276530	432276530	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 615;
432276548	432276548	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 707;
432275898	432275898	Securitized	2	2	1	1	Established credit history - xxxxx years depth of credit with mid score of 493; Low LTV/CLTV/HCLTV;	CRED 0003 Credit Score (FICO) exception - Credit score is 493 which is less than minimum of 500 per matrix and required to be approved on a case by case basis.
Note: Approval Cond #4101 cleared xxxxx Borr to provide LOE re: mtg late payments. Subject to UW Mngmt review, requal and/or conditions. Borr LOE reason for late payments as shown on credit report. Unable to verify UW Mgmt approval. Not noted on Loan Approval worksheet. - Lender Acknowledged Exception.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	QMATR 0008 VOE/VVOE must be performed at or before consummation 1026.43(e)(v) - VVOE done xxxxx Notary date xxxxx Per Post CD reflects funds were disbursed xxxxx however, Interest start date xxxxx. Only disbursement of xxxxx falls within 72 hour timetable. Unable to verify actual disbursement date - Recd PCCD dated xxxxx which reflects a funding date of xxxxx.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - ROR shows xxxxx as 3 day date for cancellation with POST CD  disbursement date of xxxxx and interest collected from xxxxx.  Unable to verify actual disbursement date. - Recd PCCD dated xxxxx which reflects a funding date of xxxxx.

432275905	432275905	Securitized	2	1	2	1				Established credit history - xxxxx years depth of credit with mid score of 769;	COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Review used base index rate of xxxxx per the closing Instructions. Loan Details report that corresponds with the Post Fund CD not provided for review.-- Index Rate not within allowable values (xxxxx) for specified Index 1 Year US Treasury Constant Maturity (weekly) [UST1YW] within look-back period [45] for Loan Disbursement Date [xxxxx] - EV2 Post closing corrective action- Recd PCCD dated xxxxx which was sent to the borrower via email and LDR reflecting base index of xxxxx. Finding cleared upon re-submission.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275910	432275910	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 674;
	432275904	Securitized	1	1	1	1				Established credit history - xxxxx years depth of credit with mid score of 716;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275907	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 744 and 747;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275908	Securitized	2	1	2	1				Established credit history - xxxxx years depth of credit with mid score of 658;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing copy of seller CD from file, needed to verify seller paid fees. - Override to EV2 due to Immaterial Issue, no assignee liability.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275923	432275923	Securitized	1	1	1	1				Income verified was not used in qualifying - XX years depth of credit with mid score of 678;			DEED 0049 Mortgage/Deed of Trust is Incomplete - Deed is missing notary date. - Recd Notary Acknowledgment Page dated XXXXX.
432275929	432275929	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 698;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of Note and Final CD for XXXXX for XXXXX to verify Balance of XXXXX and payment of XXXXX used to qualify. - Recd copy of Note and final CD for XXXXX. Loan amount XXXXX and PITI XXXXX.

432275937	432275937	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 773;
432275940	432275940	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 778;
432276509	432276509	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 612;
432276512	432276512	Securitized	1	1	1	1
432276532	432276532	Securitized	2	1	2	1				Established credit history - XX years depth of credit with mid score of 693;	TRID 0193 Missing evidence of the Seller Closing Disclosure - No final combined hud or seller CD found in file. - Override to EV2 due to Immaterial Issue.
432275926	432275926	Securitized	2	1	2	1				Established credit history - XX years depth of credit with mid score of 698;	TRID 0193 Missing evidence of the Seller Closing Disclosure - NO Seller CD or combined Final hud found in file. - Override to EV2 due to Immaterial Issue.
432275931	432275931	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of xxx.;	APPR 0003 Appraisal value is not supported. - Desk Review Required-- Post Close AVM XXXXX Estimated value is XXXXX Variance -22.79% Confidence Score xx Adjustments made were documented well by the appraiser. Adjustments made appear typical for the area.
 - AVM date supports original appraised value of $xxxx

432275935	432275935	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 656;
432275950	432275950	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 766 and 734;
432275871	432275871	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 664.;	03/1/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021-NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Post Close AVM XXXXX XXXXX Variance -35.98% Confidence Score 74 Comps are explained and deemed best available due to limited number of rental and homes for sale in area.

 - Post-close AVM XXXXX of $XXXXX Variance -1.61% and BPO XXXXX of $XXXXX support original appraised value.

TIL 0006 APR Violation - ADDED 09/17/19 based on revised PCCD dated XXXXX and Updated Index Rate of XXXXX --The Last Closing Disclosure was provided on (XXXXX) via (Email), which is not at least 6 business days before the consummation date of (XXXXX). The (6.786) APR disclosed on the Prior Closing Disclosure provided on (XXXXX) is inaccurate when compared to the Last Disclosed Closing Disclosure APR (6.938). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XXXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(A); OSC 19(f)(2)(ii)-1). - XXXXX received PCCD dated XXXXX and LDR showing the Index Rate of XXXXX. Email confirmation of PCCD sent to borrower also included.

COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Review used base index rate of XXXXX% per the closing Instructions.  Loan Details report that corresponds with the Post Fund CD not provided for review.--  Index Rate not within allowable values (XXXXX, XXXXX) for specified Index 1 Year US Treasury Constant Maturity (weekly) [UST1YW] within look-back period [45] for Loan Disbursement Date [XXXXX].

 - EV2 for Post Closing Corrective Action. XXXXX received PCCD dated XXXXX and LDR showing the Index Rate of XXXXX. Email confirmation of PCCD sent to borrower also included.

432275899	432275899	Securitized	2	1	2	1				Established credit history - B#1 9 years depth of credit with mid score of 697 B#2 20 years depth of credit with mid score of 719;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - In reviewing the loan details report the under disclosure appears to be due to the lender excluding the subordination fee of xxxxx paid to xxxxx in Section H --The disclosed finance charge (xxxxx) is (xxxxx) below the actual finance charge (xxxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than xxxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - EV2 Post Closing Corrective Action- Recd copy of PCCD dated xxxxx, LOE to the borrower(s), Copy of Refund Check in the amount of xxxxx which was delivered via Fed-Ex. Delivery to the borrower confirmed on Wednesday xxxxx at 2:04 pm.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275906	432275906	Securitized	1	1	1	1							APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM XXXXX XXXXX Variance -16.09% Confidence Score xx. - xx/xx/xxxx Recd AVM dated xx/xx/xxxx Supporting value of $xxxxx
432275917	432275917	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of xxx.;			APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM XXXXX XXXXX Variance -11.22% Confidence Score xx. - Received AVM supporting original appraised value of $xxxx
432275920	432275920	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 662 for B#2 (guarantor);
432275951	432275951	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 790;			APP 0002 Final 1003 Application is Incomplete - Final executed 1003 reflects XXXXX as the lender, not XXXXX. - Recd corrected 1003 reflecting XXXXX with changes initialed by the borrower.
	432276531	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid scores of 720 and 726;
432276533	432276533	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of xxxx;	APPR 0003 Appraisal value is not supported. - Desk Review Required- Post Close AVM XXXXX Estimated Value XXXXX Variance -12.20% confidence Score 81.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance is due to the lender OVER disclosing the property taxes.  Lender used XXXXX.  Using the XXXXX Tax Bill with an annual amount of XXXXX totals XXXXX per month --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Minimum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX).
The Estimated Total Maximum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX). - EV2 Post closing corrective action- 10/08/19 Recd copy of corrective CD dated 10/07/19 which was sent to the borrower via email along with a LOE explaining the changes.  Finding cleared upon re submission. - Cleared exception set in error.  Loan is an investor transaction and is not applicable to TRID.

432276541	432276541	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 669;
432276556	432276556	Securitized	1	1	1	1							APPR 0003 Appraisal value is not supported. - Desk Review Required -Post Close AVM XXXXX XXXXX Variance -14.29% Confidence Score 88. - AVM date supports value of $xxxx within 10%.
432275958	432275958	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 707;
432275896	432275896	Securitized	1	1	1	1	Established credit history - xxxxx years depth of credit with mid score of 657;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0015 Questionable Occupancy - Loan closed as an owner occupied cash out refinance however per appraisal and leases provided xxxxx is rented out. Borrower provided copies of utility bills to verify occupancy however per the lease agreement Item #7 the owner pays all utilities including trash, light, gas, and water. All borrower documentation including ID and financial statements reflects an address of xxxxx. - Loan meets max allowed LTV for OO/Investor cash out properties. Borrower provided a couple LOEs explaining the living situation where xxxxx lives in a side room at xxxxx since borrower splits time between here and xxxxx and uses the xxxxx address for mail only, all uploaded for review. Technically that unit is a rental so the appraisal and lease are correct. The closing package does include a Notice of Right to Cancel for borrower.

	432276520	Securitized	1	1	1	1
	432276523	Securitized	1	1	1	1							APPR 0003 Appraisal value is not supported. - Desk review Required --Post Close AVM XXXXX XXXXX Variance -17.07% Confidence Score xx. - AVM date supports value of $xxxx
	432276526	Securitized	2	1	2	1				Established credit history - XX years depth of credit with mid score of 700;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Broker RESPA Cure improperly disclosed in the Summaries of Transactions (L8)- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXXX: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action- Recd corrected PCCD dated XXXXX reflecting the Broker RESPA cure properly with email to the borrower to verify delivery.
	432276534	Securitized	1	1	1	1
	432276538	Securitized	1	1	1	1
	432276540	Securitized	2	2	1	1				Established credit history - XX years depth of credit with mid scores of 665 and 604;	CRED 0009 Unacceptable Credit History - Borrower has 2 collections with in the past 24 mths which is not allowed for the 1 month personal bank statement program. - Lender acknowledged exception.
	432276543	Securitized	1	1	1	1
	432276545	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 661;
	432276559	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 729;
432275941	432275941	Securitized	1	1	1	1
432275927	432275927	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 682;	APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM XXXXX XXXXX Variance -21.1% Confidence Score 91. - CDA date supports value of $xxxx

APP 0002 Final 1003 Application is Incomplete - Final 1003 reflects XXXXX as the Loan Originator Company not XXXXX. - XXXXX Recd copy of corrected 1003 with changes initialed by the borrower.

432275953	432275953	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 682;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing Initial Closing Disclosure dated XXXXX. Confirmation the Final CD XXXXX was sent to borrower and received. - The Initial Closing Disclosure Received Date of (XXXXX) is not three business days before the consummation date of (XXXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)). - Received Initial CD dated XXXXX and email confirmation of receipt from Borrower.

432275957	432275957	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid scores of 731/792;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing copy of the Final CD dated XXXXX. Borrower confirmation of receipt of CD on XXXXX.-- The Initial Closing Disclosure Received Date of (XXXXX) is not three business days before the consummation date of (XXXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Recd Initial CD dated XXXXX and email confirmation from borrower.

432275963	432275963	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 684;
432275895	432275895	Securitized	1	1	1	1						3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276507	432276507	Securitized	1	1	1	1	Established credit history - xxxxx years depth of credit with mid score of xxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Desk Review Required-- Post Close AVM XXXXX XXXXX Variance -30.94% Confidence Score xx
 - AVM date 02/02/2021 supports value of xxxxx

APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - 2 final provided but final showing permanent electricity has been installed not found in file- photos show temporary construction electricity.  - Recd Lender attestation that they have confirmed with the City of XXXXX that the permit for construction has been closed out.  There is still a delay in the final COO due to a backlog caused by natural disasters.

432276527	432276527	Securitized	1	1	1	1	Established credit history - XX years depth of credit with mid score of 732;	6/8/2020: MFA email request received (PM) for this loan to be included in securitization Citadel / MFA 637 NQM. Loan status updated to Securitized.
3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1.  Loan status updated to Securitized.

CRED 0016 Insufficient Verified Funds to Close - Short funds to close: Verified total assets in the amount of XXXXX using updated XXXXX statements. Final HUD-1 includes XXXXX earnest money deposit for total funds due at closing XXXXX. Short XXXXX. Verification/source of XXXXX earnest money deposit not provided for review. Purchase Agreement signed XXXXX. Bank statements provided for review do not include XXXXX deduction after XXXXX. Escrow receipt for earnest money deposit not provided. - Recd copy of the EM receipt from title. Funds cleared the borrowers XXXXX account on XXXXX.

432276535	432276535	Securitized	1	1	1	1				Established credit history - XX years depth of credit with mid score of 710;		6/8/2020: MFA email request received (PM) for this loan to be included in securitization Citadel / MFA 637 NQM. Loan status updated to Securitized. 7123878
432275979	432275979	Securitized	2	2	1	1	Established credit history - 7 years depth of credit with mid score of 745;	CRED 0086 Undisclosed or Excluded Debt - Missing documentation that supports the omission of the auto with a payment of xxxxx. Borrowers business bank statement that was used to qualify reflects payments for xxxxx. , Compensating Factors: - Lender Acknowledged Exception for accepting 2 mths bank statements in lieu of 6 months from the business to verify that the business pays the auto liability based on the following: 745 FICO, A grade, primary residence purchase with no negative credit outside two paid medical collections, the Ford account is 0x30 and there are other auto account payments being made from that same business account that are not on borrowers credit report, S/E for over 4 years.  Review concurs based on compensating factors. Established credit history

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 65.76% exceeds the max allowed DTI of 50%.  Lender approved DTI of 49.26% excluded xxxxx payment of xxxxx.  See CRED 0086 for additional details., Compensating Factors:  - Lender Acknowledged Exception for accepting 2 mths bank statements in lieu of 6 months from the business to verify that the business pays the auto liability based on the following: 745 FICO, A grade, primary residence purchase with no negative credit outside two paid medical collections, the xxxxx account is 0x30 and
											there are other auto account payments being made from that same business account that are not on borrowers credit report, S/E for over 4 years. Review concurs based on compensating factors. Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275984	432275984	Securitized	1	1	1	1	Established credit history - 5+ years depth of credit with mid scores of 787 and 734; Verified housing payment history - 72 months rental history 0x30 lates from xxxxx thru xxxxx per Property management company VORs xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	TRID 0148 LE or CD is Deficient - Missing 8/29/2019 Loan Estimate: Based on Email (xxxxx) Borrower received additional LE xxxxx for rate lock. COC (xxxxx) rate lock xxxxx. - 10/09/2019 Recd copy of the LE dated xxxxx.

432276539	432276539	Securitized	1	1	1	1	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Post Close AVM XXXXX XXXXX Variance -36.18% Confidence Score 79 based on appraised value of XXXXX. Variance -33.24% based on lender reduced appraised value of XXXXX. Comps deemed best available. Subject was in poor condition when purchased and totally remodeled to support increase over XXXXX sales price of XXXXX.
 - 2/2/21 AVM supports original value xxxxx with -10%

TITL 0003 Title Issue affecting Lien Position - Preliminary title provided dated XXXXX which includes Sch B items 5 and 6.  Missing updated title to reflect removed or exception given.  (Per Approval Cond 4500 appears exception for #6 recvd however not provided for review)   - Recd copy of the final title policy.  Sch B is cleared and reflects no matters.

432275903	432275903	Securitized	2	1	2	1				Established credit history - 20 years depth of credit with mid score of 737;	TRID 0189 Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5)) - On the final post-close CD (xxxxx) issued xxxxx, Section H, Line 1,there is a fee in the amount of xxxxx that does not reflect the fee name nor does it reflect the Provider name. - EV2 for post closing corrective action -xxxxx Recd copy of PCCD dated xxxxx with the unknown fee removed from section H. CD was sent to the borrower via email.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275932	432275932	Securitized	1	1	1	1	Established credit history - 14 years depth of credit with mid score of 754; Verified housing payment history - 82 months 0x30 mortgage payment history thru xxxxx per credit report xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification properties owned by borrower are currently owned free and clear: xxxxx as shown on REO schedule xxxxx. HUD xxxxx property xxxxx fC and Paid mtg xxxxx. Credit report (xxxxx) reflects paid off mtg as of xxxxx. Property profiles not provided to verify both properties are currently free and clear. - 10/10/19 Cleared, Per SiteX - xxxxx - No recorded mortgage Per SiteX- xxxxx. - No recorded mortgage.

432275933	432275933	Securitized	1	1	1	1				Established credit history - 8 yeras depth of credit with mid score of 782;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275670	432275670	Securitized	2	2	1	1	Established credit history - 31 years depth of credit with mid score of 660
										36 years depth of credit with mid score of 676; Verified housing payment history - 192 months verified 0x30 mortgage payment history for co-borrower as reflected on credit report p45;	CRED 0063 Missing Asset Documentation Type - Missing Bank statement account xxxxx month ending xxxxx. One statement provided ending xxxxx., Compensating Factors: - EV2 - Bank statement ending xxxxx reflects a balance of xxxxx. Excluding this account from total assets results in reserves of xxxxx. Reserves are not required per Program.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275674	432275674	Securitized	2	2	1	1				Established credit history - 9 years depth of credit with mid scores of 726 and 646;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Minimum credit depth not met: Minimum credit depth is 3 tradelines aged to minimum 24 months. Borrower has 5 active tradelines however only 1 installment/auto loan has 24 months. Previous FMC auto loan 22 months DLA xxxxx. 2 revolving with 20 and 21 months history and remaining 2 with 3 months reviewed. , Compensating Factors: - CSC Mngmt review due to limited credit depth. 24 month rental history included as an acceptable trade line for 2 tradelines meeting 24 month requirement.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275675	432275675	Securitized	1	1	1	1				Established credit history - 18 years depth of credit with mid score of 765;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275676	432275676	Securitized	1	1	1	1				Established credit history - 18 years depth of credit with mid score of 765;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275924	432275924	Securitized	2	2	1	1	Verified credit history - XX years satisfactory credit relationships per credit reference letters: 2 separate credit reference letters are provided since XXXXX and since XXXXX.; Verified employment history - XX years -- Articles of Organization as of XXXXX;	GIDE 0001 Guideline Exception(s) - Loan approved as ODF - Foreign National in the name of a business entity with a personal guaranty: Per XXXXX UW Guidelines (ODF Overlays 06.01.17 and ODF matrix dated XXXXX business entity with personal guaranty is not available on the Foreign national program. Signed Guaranty XXXXX. (Approval Cond#5001 cleared XXXXX however, request/approval from legal not included with loan package.
 Loan Approval Worksheet reflects Mngmt review by XXXXX
, Compensating Factors: - EV 2) Based on Approval Cond#5001 business entity documentation including personal guaranty was reviewed and approved by legal. Borrower has 8+ years history with 2 credit reference sources with deposits in low 6 figures and Master Card in mid 6 figures.Verified credit history, Verified employment history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM XXXXX XXXXX Variance -37.06% Confidence Score 81 Adjustments were logical with value supported.

 - CDA date 02/18/2021 supports value of xxxxx

432275925	432275925	Securitized	1	1	1	1	Established credit history - 23 years credit depth with mid score of 732;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of new mortgage on other REO - Final 1003 reflects new CSC mortgage in the amount of xxxxx with PITI xxxxx/month. Updated credit report (xxxxx) dated xxxxx includes current mortgage with a principal balance of xxxxx and payment of xxxxx. Unable to verify this mortgage was paid off. Documentation supporting new mortgage not provided for review - 10/14/19 Recd copy of the final CD for xxxxx which reflects the new loan amount of xxxxx and PITI of xxxxx and payoff of xxxxx.

432275943	432275943	Securitized	2	2	1	1	Verified credit history - Borrower has xxxxx years history maintaining excellent account management and a 2nd credit reference letter since xxxxx with a balance above xxxxx.;	GIDE 0001 Guideline Exception(s) - Loan approved as ODF - Foreign National in the name of a business entity with a personal guaranty: Per XXXXX UW Guidelines (ODF Overlays XXXXX and ODF matrix dated XXXXX) business entity with personal guaranty is not available on the Foreign national program. Loan is in the name of XXXXX. (Approval Cond #4100 cleared XXXXX. E-mail trail includes management approval of XXXXX option.
, Compensating Factors: - EV 2) Lender acknowledged exception. Borrower exhibits sufficient assets and 9+ yr satisfactory credit historyVerified credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0083 Asset Documentation is Insufficient - Source of funds in business checking is not in the name of borrower. Missing documentation regarding account holder. - Recd the Articles of Formation for XXXXX.

APPR 0003 Appraisal value is not supported. - Variance is greater than 10% - Post Close AVM xxxxx Variance -58.08% Confidence Score 71.0  Subject is new construction with limited closed sales disclosed. HOA shows 327 units sold while appraisal shows all xxxxx unit are for sale. Value appears reasonable and comps used were adjusted for differences.

 - BPO as-is date 02/11/2021 supports value of xxxxx within 10%

432275948	432275948	Securitized	1	1	1	1						3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275952	432275952	Securitized	1	1	1	1	Established credit history - xxxxx years depth of credit with mid score of 624;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM XXXXX XXXXX Variance -63.48% Confidence Score 96 (Low score XXXXX - High XXXXX) -- Comps deemed reasonable with adjustments explained.
 - Drive-by BPO "As-Is" value supports original value of xxxxx

432275964	432275964	Securitized	1	1	1	1				Established credit history - 19 years depth of credit with mid score of 781; Verified housing payment history - Borrower has 3 open mortgages with up to 99 months 0x30 mortgage late payments per credit report;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275967	432275967	Securitized	2	1	2	1	Established credit history - 15 years depth of credit with mid score of 697;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing evidence of corrective re-disclosure with Letter of explanation to the borrower and copy of refund check in the amount of xxxxx along with trackable delivery. E-mail trail xxxxx reflects CSC will cover the xxxxx RESPA cure for difference in appraisal fee disclosed. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post closing corrective action- 10/29/19 Recd corrective PCCD and email to the borrower to verify delivery method.

											10/24/2019- Recd copy of LOE to the borrower, Copy of refund check in the amount of xxxxx, and Fed-EX tracking which confirm delivery on xxxxx.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275677	432275677	Securitized	1	1	1	1	Established credit history - 18 years depth of credit with mid score of 765;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 10/04/19 xxxxx Variance -30.42% Confidence Score 50 Value deemed reasonable and supported

 - BPO as-is date 02/10/2021 supports value of xxxxx within 10%

432275894	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 20% LTV, max permitted is 65%, one year old property; Net tangible benefit - In addition to XXXXX cash in hand, proceeds paid off debt totaling XXXXX ;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10% - Post-Close AVM XXXXX XXXXX Confidence score 95 Variance -35.62%

 - CDA date 02/18/2021 supports value of xxxxx

HUD 0024 HUD-1 is Incomplete - Missing pages xxxxx of the Final executed CD only pages xxxxx were provided. - Recd complete copy of the CD dated XXXXX.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Incomplete 1003: Demographic information for co-borrower was not provided, all fields are blank. Borrower initialed form. - Recd Demographic Page for Co-Borrower.

432275921	432275921	Securitized	1	1	1	1	Established credit history - 23 years depth of credit with mid score of 732;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of updated principal balance and PITI as reflected on final 1003: REO Schedule (xxxxx) Borrower primary residence principal balance xxxxx with a P&I payment of xxxxx/month. Missing verification of primary residence refinance for xxxxx with new payment amount. - 10/16/19 R3cd copy of the Note and CD for borrowers primary residence. Loan Amount of xxxxx verified with PITI of xxxxx per the final CD.

	432275949	Securitized	1	1	1	1				Verified employment history - Employer confirmed Borrower has been on current job for 26 years ; Low LTV/CLTV/HCLTV - 60% LTV, max permitted is 70% ; Net tangible benefit - In addition to xxxxx cash in hand, proceeds paid off xxxxx in consumer debt;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275955	432275955	Securitized	1	1	1	1	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post-close ARR dated XXXXX with Review value of XXXXX - Variance -30.43% - BPO as-is date 02/10/2021 supports value of xxxxx within 10%

GIDE 0001 Guideline Exception(s) - Missing Sr Management approval for subject property: Appraisal reflects PUD. Per ODF matrix Condotels must be in resort area as defined by Sr management.  Google search reveals subject is short term vacation rentals, Condo/PUDtel.  Sr management approval not provided for review. - Recd copy of updated UW Wks reflecting Sr mgt approval for Condo/PUDtel.

CRED 0108 Missing Source of Funds - Unacceptable Source of earnest money down payment - Borrower initial down payment funds in the amount of XXXXX on XXXXX was paid by credit card per receipt from XXXXX.  - Cleared per lender response.  "This is an ODF deal, the guidelines being quoted is for XXXXX and XXXXX.  We are ok with a credit card EMD for an ODF FN deal."

432275956	Securitized	2	2	1	2	Low LTV/CLTV/HCLTV - 66% LTV, max permitted is 75%; Established credit history - 692 mid credit score; 17 year credit depth includes 1 AA mortgage, 0x30, 99 months reviewed ; Verified reserves - 52 months verified liquid reserves;	PROP 0002 Property Type is prohibited - Per appraisal subject property is a rural property. 1 month Bank Statement does not allow rural properties. Appraisal xxxxx. , Compensating Factors: Low LTV/CLTV/HCLTV, Established credit history, Verified reserves

GIDE 0001 Guideline Exception(s) - Lender approved exception for One Month Bank Statement Program: Exception required for 2 paid collections within the last 3 years. Per xxxxx, ok to proceed with .125 add to rate.
, Compensating Factors: Low LTV/CLTV/HCLTV, Established credit history, Verified reserves	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0093 Credit Documentation is Insufficient - Missing 24 months cancelled checks for private party lender: Borrower private party mortgage for xxxxx. Private party VOM (xxxxx) provided 0x30 in last 24 months. Copy of Mortgage Deed xxxxx. Per guidelines, private party lender requires mortgage history be documented with cancelled checks (front and back). - 10/16/19 Cleared per response received from Underwriting: The cancelled checks required for a VOM are only necessary if that same private party is being paid off by the transaction since they are an interested party to the loan. For a non-subject mortgage, a standard VOM is acceptable because the private lender is not an interested party to the loan.

CRED 0091 Missing Tax Transcript(s)

432276555	432276555	Securitized	1	1	1	1	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0001 Missing Final HUD-1 - Missing final Settlement Statement: HUD-1 Settlement Statement (xxxxx) provided for review is not signed or dated by either the borrower or the settlement agent. - 10/16/19 Recd copy of executed settlement statement.

432276558	432276558	Securitized	2	2	1	1	Verified credit history - International credit reference letter reflects satisfactory banking history for xxxxx years.;	GIDE 0001 Guideline Exception(s) - Borrower has a US Based business. Business address matches bank account address. Borrowers that are permitted to reside in the U.S. on a temporary basis (Non-Resident Alien) are not eligible for the ODF-Foreign national program. Reviewed with management. Per XXXXX ok to proceed. , Compensating Factors: - OK to proceed per xxxxx. Withdrawals do not indicate anything out of the ordinary, borrower owns other properties and his business is property investment.Verified credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM XXXXX XXXXX Variance -24.60% Confidence score 50 Comps deemed best available.

 - BPO as-is date 02/11/2021 supports value of xxxxx within 10%

CRED 0083 Asset Documentation is Insufficient - Missing final Settlement Statement for 2nd loan in this 2-pak:  Based on final application borrower purchased an additional unit at the same time as subject property.  Missing HUD-1 for verification. Per final 1003 loan amount XXXXX. For asset documentation deducted XXXXX from total assets.
 - Recd copy of the final executed settlement statement for the purchase of additional unit confirming final loan amount of XXXXX and funds to close of XXXXX.

	432276573	Securitized	1	1	1	1				Verified employment history - Articles of Incorporation confirm Borrower has owed xxxxx business for at least 10 years; Established credit history - 776 mid credit score; 45 year credit depth, excellent payment history includes 8 AA mortgages;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276574	432276574	Securitized	2	2	1	1	Verified credit history - Borrower has 22 years satisfactory credit history per credit reference letter xxxxx;	GIDE 0001 Guideline Exception(s) - Borrower has a US Based business. Business address matches bank account address. Borrowers permitted to reside in the U.S. on a temporary basis (Non-Resident Alien) and is not eligible for the ODF-Foreign national program.
, Compensating Factors: - EV 2)Withdrawls shown on 3 months bank statements do not indicate anything out of the ordinary. Borrower owns other investment properties and xxxxx business is property investment. (XXXX reflects management review by xxxxx and OK to proceed)Verified credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0083 Asset Documentation is Insufficient - Missing final Settlement Statement for 2nd loan in this 2-pak: Based on final application (xxxxx) borrower purchased an additional unit at the same time as subject property in the amount of xxxxx. Missing HUD-1 for verification. For asset documentation purposes deducted xxxxx for funds due at closing.
 - 10/16/19 Recd copy of the final executed settlement statement for the purchase of additional unit confirming final loan amount of xxxxx and funds to close of xxxxx.

432276546	432276546	Securitized	1	1	1	1	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0001 Missing Final HUD-1 - Buyer's Estimated Settlement Statement dated xxxxx with estimated closing date of xxxxx signed by borrower and escrow agent provided for review (xxxxx) Missing final settlement statement. - 10/17/19 Recd CTC of the final settlement statement.

CRED 0108 Missing Source of Funds - Unable to verify sufficient funds to close in the amount of xxxxx were on deposit 3 days prior to closing date:  Note dated xxxxx. Mortgage (xxxxx) notarized xxxxx.  Wire (xxxxx) dated xxxxx from 3rd party (xxxxx).  Gift letter (xxxxx) in the amount of xxxxx with source of funds from international bank A/# xxxxx. No additional documentation provided. - 10/17/19 Recd copy of wire from gift donor to the title company.

APRV 0010 Underwriting Loan Approval is Deficient - Conditional Approval dated 9/27/19 reflects ODF Foreign National Investment Property purchase. Borrower letter of explanation states purpose is to purchase investment property dated xxxxx however on xxxxx borrower letter of explanation states this property will be used as a second home for vacation purposes. Occupancy Affidavit xxxxx states investment property and xxxxx Family Rider (xxxxx).  Single family comparable rent schedule xxxxx market rents xxxxx/month. PITIA is xxxxx/month.
 - 10/21/19 Cleared loan was approved as investment and the borrower was qualified with the full PITI.

432276547	Securitized	2	2	1	1	Verified employment history - Employer confirmed Borrower has been on current job for 20 years ; Net tangible benefit - In addition to xxxxx cash in hand, proceeds paid off a xxxxx Federal tax debt;	CRED 0004 Back-end Ratio exception (DTI) - 4.84% DTI exception: 55.33% DTI per review. Lender qualified using year to date and xxxxx earnings(xxxxx); however, a review of The Work Number VOE (xxxxx) reflects a downward trend.Year to date Bonus income is not in line with xxxxx which decreased from xxxxx (xxxxx); therefore, averaging total income is not appropriate. Reviewer qualified using base, ytd bonus and YTD Other Income as reflected on the WVOE (xxxxx). Unable to determine the probability of impairment - Borr LOE for declining income not provided for review.
Base: xxxxx
Bonus: xxxxx
											Other: xxxxx, Compensating Factors: - Lender Acknowledged Exception- This was a CSC to CSC refinance where we were paying off a tax lien with cash out as well as lowering the payment over xxxxx a month. We took an aggressive stance with the income calculation because the borrower had already satisfied ATR in an alternative manner in keeping his mortgage current. We know that the borrower has maintained positive credit while earning this same income as illustrated in the credit report. This was a management decision to make the loan to save the borrower money and pay off a tax lien.Verified employment history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276551	432276551	Securitized	2	2	1	1	Established credit history - 28 years depth of credit with mid score of 768; Verified housing payment history - Borrower currently has a total of 21 mortgages reporting on the credit report with up to 99 months 0x30 day late payments;	GIDE 0001 Guideline Exception(s) - Number of loan to one borrower limit: Per guidelines (3.15) CSC limits adjoining properties to a maximum of 2 loans. Based on the REO Schedule and Loan Approval worksheet the borrower has a total of 10 CSC mortgages including subject property with 2 other properties in same area., Compensating Factors: Established credit history, Verified housing payment history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of the 4 additional CSC mortgages: Based on REO Schedule (xxxxx) there are a total of 10 xxxxx mortgages including subject loan. However, the credit report (xxxxx) reflects 5 Citadel mortgages. There are 4 new xxxxx loans that are not verified. Supplement (xxxxx) appears to be updated to xxxxx. Review included current mortgages as shown on the REO Schedule. Based on supporting documentation provided it is unclear which mortgage on the credit report is attributable to which property. Review is unable to verify new xxxxx mortgage loan amounts and PITI payments along with which mortgages on the credit report were paid in full. - 10/18/19 This loan qualified under the ODF Program where Verification of PITI for non Subject properties is not required. Stated amounts from 1003 are acceptable source of verification.

432276560	432276560	Securitized	1	1	1	1						3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276563	Securitized	1	1	1	1	Verified reserves - 69 months verified liquid reserves ; Low LTV/CLTV/HCLTV - 40% LTV,75% max permitted;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HCOST 0001 High Cost Failure - Failure appears to be due to the Buyer Paid Atty Fees in Section C of xxxxx paid to xxxxx. Fee was not disclosed as borrower chosen in Section H --The loan fees (xxxxx) exceed the (NJ) High Cost fee limit, which is (xxxxx), the difference is (xxxxx). - 10/17/19 Finding cleared upon re-submission using Borrower Chosen Atty Fee.

432276575	432276575	Securitized	1	1	1	1	Established credit history - 16 years depth of credit with mid score of 675;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0001 Missing Final HUD-1 - Final Settlement Statement not provided for review: Estimated Settlement Statement xxxxx dated xxxxx is signed by borrower and escrow officer. - 10/17/19 Recd a CTC of the final settlement statement.

432276579	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - 70% LTV, max permitted is 85%; Verified employment history - Borrowers CPA verified he has been in business for over xxxxx years ; Verified reserves - xxxxx months verified liquid reserves, in Business account; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue.;	TRID 0193 Missing evidence of the Seller Closing Disclosure - The Seller Closing Disclosure was not located in the file., Compensating Factors: - Override to EV2 due to Immaterial Issue.No Apparent Right to Statutory Damages	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%, Desk Review Pending. Post Close AVM dated XXXXX returned a value of XXXXX which is a Variance of -19.06%. - 2/2/21 AVM supports original value of xxxxx

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The final 1003 REO schedule does not reflect borrowers departure residence.  Per LOE, borrower is retaining this property as his business location.  - Recd copy of corrected final 1003 with changes initialed by the borrower.

432276584	432276584	Securitized	1	1	1	1				Established credit history - 25 years depth of credit with mid score of 687;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276587	432276587	Securitized	1	1	1	1	Established credit history - 24 years depth of credit with mid score of 793;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0001 Missing Final HUD-1 - Missing copy of the final executed settlement statement or a CTC of the final settlement statement from the closing agent. Copies in file (xxxxx) are marked as estimates. - 10/17/19 Recd a CTC of the final settlement statement.

432276011	Securitized	2	1	1	2	Verified reserves - 20 months verified liquid reserves;	APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Missing Lender Acknowledgment of Escrow Hold Back - Appraised As-Is; however, the transaction is subject to a lender holdback of funds in the amount of xxxxx for Roof repaired or replaced and damaged Interior drywall in ceiling of Living room and Garage.
The work is to be completed within 30 days of loan funding (xxxxx) and documentation showing has been professionally completed is required.

											, Compensating Factors: - Lender Acknowledged Escrow Holdback- CSCs Hold Back/442 are a function of our Servicing department & should not be covered by your Diligence. In the events that repairs not fully completed based on the Escrow holdback agreement, CSC applies Holdback funds towards principal balance of the subject loan. therefore, no proof of repairs/completed work and disbursement of holdback to borrower required.Verified reserves	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275673	432275673	Securitized	1	1	1	1				Established credit history - 19 years depth of credit with mid score of 744;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275678	Securitized	1	1	1	1	Verified liquid assets and/or savings history - 82 months verified liquid reserves in personal account; Established credit history - 788 mid credit score; 25 year credit depth, excellent payment history includes 5 AA mortgages

										;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275891	Securitized	2	2	1	1				Net tangible benefit - Borrower received xxxxx cash in hand, after closing; Established credit history - 706 mid credit score; 39 year credit depth, excellent payment history includes 4 AA mortgages; Verified housing payment history - 99+ months 0x30 mortgage late payments per credit report;	CRED 0009 Unacceptable Credit History - Tax lien within current 3 year period: One Month Bank statement program guidelines require borrower has not had charge-off, collection or tax lien in last 3 years. Borrower tax lien satisfied xxxxx per Loan approval worksheet (xxxxx) which is 2 yr prior to Note date. Unable to determine source of tax lien information. Not shown on credit report, preliminary title or fraud report. 2 deleted items on title-original preliminary title not provided for review., Compensating Factors: - Lender Acknowledged Exception- CSC took it as a pricing exception as noted on the bottom left of the ULAW as ?Released tax lien + 0.374? and comment further on it under the UW Guideline Comments section.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275973	Securitized	2	2	1	1	Verified liquid assets and/or savings history - 44 months verified liquid reserves; Established credit history - 778 mid credit score; 19 year credit depth includes 1 AA mortgages;	GIDE 0001 Guideline Exception(s) - Based on appraisal subject property has septic system for a xxxxx property. (xxxxx). Appraiser counted one of the bedrooms as an office with a closet., Compensating Factors: - Lender acknowledged exception xxxxx. Restructured to ODF program as septic is only approved for xxxxx.Verified liquid assets and/or savings history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APP 0003 Missing Initial 1003 Application - Missing initial 1003 application. Application date xxxxx. Application (xxxxx) is signed by broker xxxxx and final application (xxxxx) is signed xxxxx by borrower. - 10/18/19 Recd copy of the initial 1003.

432275995	432275995	Securitized	1	1	1	1				Established credit history - 25 years depth of credit with mid scores of 774 and 789;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432276016	Securitized	2	1	2	1				Verified reserves - 14 months verified reserves in personal account;	TRID 0189 Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5)) - The Home Warranty Fee in section H shows the provider as TBD on signed CD (xxxxx) as well as Post-Close CD (xxxxx) - EV2 Post Closing Corrective action- 10/18/19 Recd PCCD dated xxxxx reflecting the payee for the Home Warranty fee.	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276039	Securitized	2	2	1	1	Established credit history - 749 mid credit score; xxxxx year credit depth, excellent payment history includes 2 AA mortgages ;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - HO6 policy deductible exceeds limit: Borrower HO6 policy includes a XXXXX deductible (xx%). Per guideline requirement - 1% of coverage required. Borrower dwelling coverage XXXXX. 1% = XXXXX deductible., Compensating Factors: - EV 2) Insurance deductible approved by Funding Exceptions (xxxxx). Purchase price xxxxx. 20% minimum HO6 coverage = xxxxx. Borrower coverage xxxxx (xxxxx) 90%LTV loan amount xxxxx.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Post close Valuation Variance greater than 10%: Post Close AVM dated XXXXX, returned an estimated value of XXXXX which is a Variance of -14.14%. - AVM date 2/2/21 supports value of xxxxx

	432276055	Securitized	1	1	1	1				Verified reserves - Verified assets, including sale of departure residence, in the amount of xxxxx for total of 9.22 months PITI reserves ;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275982	432275982	Securitized	1	1	1	1				Established credit history - 13 years depth of credit with mid score of 700; Low LTV/CLTV/HCLTV - 50%LTV - Max 70%LTV for A DSCR NOO cash-out refinance;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275992	Securitized	1	1	1	1				Verified housing payment history - 46 months 0x30 mortgage late payments per credit report (xxxxx); Low LTV/CLTV/HCLTV - 57.69%LTV - Max 70%LTV;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276020	432276020	Securitized	1	1	1	1	Established credit history - xxxxx years depth with mid score of 761;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0027 Missing evidence of the Seller HUD1 - Missing Seller HUD/CD and or a combined final HUD - Recd copy of the executed seller CD.

APPR 0003 Appraisal value is not supported. - Variance greater than 10% -- Post Close AVM XXXXX XXXXX Variance -11.79% Confidence Score 92  Comps deemed reliable and support value.  Adjustment were explained.
 - Received Post-close AVM supporting original appraised value xxxxx

APP 0002 Final 1003 Application is Incomplete - Missing REO Schedule with the final application.  For review purposes included properties from the initial unsigned application's REO Schedule. - Recd the Sch of REO.

432275668	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.52%LTV - Max 70% Bank Statement Refinance; Verified reserves - Verified reserves in the amount of xxxxx. ;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	TRID 0134 Missing E-Sign Disclosure - Missing complete disclosure: E-Consent signature page provided xxxxx dated xxxxx however, missing xxxxx of disclosure. - 10/12/19 Recd copy of executed eSign disclosure.

CRED 0093 Credit Documentation is Insufficient - Missing Modification/Extension for past due balloon payment on mortgage:  Borrower investment property located at xxxxx has current mortgage in the amount of xxxxx.  Copy of Note provided (xxxxx) reflects loan was due and payable xxxxx.  Extension or Modification not provided for review. - 10/22/19 Cleared based on lender explanation: If the lender is still taking payments, we will still count it as an active mortgage and the rating will act as a de facto extension since they are not rejecting payments and calling the note due.  If the payments were not being made or if they were being rejected then we would have to address it in a different manner.  Of note is the usual monthly xxxxx check to the lender for the three separate mortgages they have with them.  So long as the lender is taking the payment, we need only validate they are made in accordance with the ascribed credit grade.

	432275681	Securitized	1	1	1	1				Verified credit history - Borrower has 13 year credit history with 0x30 late payments. Mid-FICO score 768. ;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10%: Post close AVM xxxxx dated 10/16/18 for a variance of -14.97% - AVM date 2/2/21 supports value of xxxxx within -10%.
432275954	Securitized	1	1	1	1	Verified housing payment history - 99 months 0x30 mortgage late payments per credit report xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0082 Income Documentation is Insufficient - Missing borrower self-employed letter of explanation: 12 month bank statement program requires borrower to submit letter of explanation with name of business, how it is set up, number of employees and monthly income. For DTI purposes used xxxxx/month income as stated on initial application - 11/14/19 Recd copy of xxxxx letter of explanation.

432275969	432275969	Securitized	2	2	1	1	Established credit history - xxxxx years depth of credit with mid score of 726; Verified reserves - Verified reserves in the amount of XXXXX. 3 months required in the amount of XXXXX. Borrower has 8.6 months PITI reserves verified.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Lender acknowledged exception: Hazard coverage for XXXXX (amount of loan) with a deductible of XXXXX. Max deductible 1% = XXXXX. Exception approval.
, Compensating Factors: - EV 2) Lender acknowledgement exceptionVerified reserves	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10%: Post Close AVM XXXXX XXXXX Variance -12.14% Confidence Score 73 Comps deemed to support value and adjustments explained.
 - AVM date 2/2/21 supports value of xxxxx

432276050	432276050	Securitized	2	2	1	1				Established credit history - 20 years depth of credit with mid score of 720; Low LTV/CLTV/HCLTV - LTV/CLTV is 61.8% w/a max allowed of 70%.; Low DTI - DTI is 27.70% w/a max allowed of 50%.;	CRED 0001 Unacceptable Mortgage History - Missing verification of monthly payment on subject property: Cancelled checks provided for payments beginning xxxxx in the amount of xxxxx P&I per Note (xxxxx). Cancelled checks provided beginning xxxxx for xxxxx(xxxxx) thru xxxxx payment (xxxxx). 9 monthly payments xxxxx. Verification of the xxxxx payment is not provided. Non-Prime A requires 0x30 in current 12 month period. (Credit Supp xxxxx - acct closed xxxxx), Compensating Factors: - EV2-Credit report does not reflect any prior lates with in the past 24 mths.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276580	432276580	Securitized	1	1	1	1	Verified credit history - 7 yr satisfactory credit - Foreign National credit reference letter (xxxxx) since xxxxx - always in good standing;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	FRAUD 0001 Fraud report alerts have not been addressed - Missing confirmation borrower does not hold any of these loans with CSC: Updated DRIVE report (xxxxx) dated xxxxx reflects High Caution for borrowers reported income. Scoring Analysis reveals several CSC loans with reported income. No documentation provided that this was addressed by the lender. - 10/24/19 Cleared per lender response.--This is a foreign national file. FNs are given the placeholder SSN 111-11-1111 in our systems. The other CSC files mentioned in the Fraud Report are not applications from this specific borrower, they are applications from an assortment of other foreign nationals who also use the SSN 111-11-1111 in our systems. That?s why there?s 40 pages of other loans reported.

	432275998	Securitized	1	1	1	1				Verified housing payment history - 46 months 0x30 mortgage day lates per credit report;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275999	Securitized	1	1	1	1				Verified employment history - 20 year employee - TWN VOE (xxxxx) since xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276000	432276000	Securitized	2	2	1	1				Established credit history - 31 years depth of credit with mid scores of 650 and 610; Verified reserves - Verified reserves in the amount of xxxxx for 17 months PITIA reserves ;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard insurance policy xxxxx has dwelling coverage in the amount of xxxxx with a property deductible of xxxxx. Deductible exceeds 1% of dwelling coverage. Insurance company states minimum deductible is xxxxx. , Compensating Factors: - EV 2) Exception acknowledged by Funding exceptions per e-mail xxxxx. Per insurance company minimum deductible xxxxx.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276009	432276009	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 55.56%LTV - Max 75%LTV; Verified reserves - Verified assets in the amount of xxxxx for 19 months PITIA reserves;	CRED 0021 Missing Verification of Rental - Missing verification of rent: Per application borrower has rented at xxxxx for xxxxx for 3 years. Borr LOE xxxxx states rent-free beginning xxxxx and returning to xxxxx. Canceled checks provided xxxxx for xxxxx (missing xxxxx) for xxxxx/month.
											Borr LOE xxxxx states borrower resided at xxxxx between xxxxx at xxxxx/month. Missing verification of current rent for xxxxx. Current address and length of time renting based on final 1003 (xxxxx) does not line up with Borrower LOE. Unable to verify 0x90 late payments for current 12 months as required. Note date xxxxx. (possible 1x90 without xxxxx verified), Compensating Factors: - EV 2) Assume xxxxx payment 1x90 results in program change to "C". NP C grade max LTV of 65%. Borrower 55.56%LTVLow LTV/CLTV/HCLTV	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276021	432276021	Securitized	1	1	1	1				Established credit history - 21 years depth of credit with mid score of 685;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276046	432276046	Securitized	1	1	1	1	Established credit history - 34 years depth of credit with mid score of 799; Verified housing payment history - Previous mortgages 0x30 82+ months. Mortgages paid off xxxxx and xxxxx per credit supplement xxxxx; Low LTV/CLTV/HCLTV - 22.47%LTV - Max 70%LTV for 1 month bank statement program;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - The ROR expiration date is incorrect, written as xxxxx when transaction date is xxxxx - 10/25/19 Recd corrected ROR with the expiration date of xxxxx which was

432276544	432276544	Securitized	1	1	1	1				Established credit history - 25 years depth of credit with mid score of 686; Low LTV/CLTV/HCLTV - 22.92%LTV - Max 70%LTV for 1 month bank statement program;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276017	432276017	Securitized	1	1	1	1	Established credit history - 13 years depth of credit with mid score of 634;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0083 Asset Documentation is Insufficient - Missing letter from borrower for use of business assets: Borrower LOE (xxxxx) states borrower will not be using funds from business checking so will not impact his business. Wire (xxxxx) for closing funds shows wire to title company was from xxxxx. Missing LOE from borrower that there isn't an impact to business by deducting closing proceeds from the business checking. (Business bank statement xxxxx) - 10/29/19 Recd letter from borrower for use of business assets.

432276549	432276549	Securitized	1	1	1	1				Established credit history - 19 years depth of credit with mid scores of 730 and 718;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0084 Income Calculation Discrepancy - Missing bank statement analysis to validate income used to qualify - 11/01/19 Recd lender bank statement analysis which supported income used to qualify.
432275970	432275970	Securitized	1	1	1	1	Established credit history - 29 years depth of credit with mid score of 812
										27 years depth of credit with mid score of 797; Verified housing payment history - 99 months 0x30 mortgage payment history per credit reports; Verified employment history - 8 year xxxxx per CPA letter (xxxxx) since xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276588	432276588	Securitized	1	1	1	1				Established credit history - 32 years depth of credit with mid scores of 806 and 797; Verified housing payment history - 95 months 0x30 mortgage late payments per credit report xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276592	432276592	Securitized	2	2	1	1	Established credit history - xx years depth of credit with mid score of 804; Verified housing payment history - xx months xx mortgage late payment history based on credit report (xx); Verified employment history - xx year xx verified with xx letter (xx);	CRED 0083 Asset Documentation is Insufficient - Missing xx month consecutive Bank Statements for closing funds: A/# xx (pg xx) statement dated xx. Previous balance $xx which appears to have been xx in the previous statement cycle. Current account balance xx.
											, Compensating Factors: Verified housing payment history, Verified employment history
432276028	432276028	Securitized	2	2	1	1	Established credit history - 23 years depth of credit with mid score of 784;	GIDE 0001 Guideline Exception(s) - Lender approved Escrow Holdback for xxxxx to be completed within 30 day per xxxxx. Per xxxxx work to be completed with in 45 days of close. , Compensating Factors: - EV 2-Lender acknowledged exception Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial 1003 (xxxxx) shows subject property to be Primary residence while Final 1003 (xxxxx) shows as N/O/O with letter in file (xxxxx) stating borrower planning on renovating and moving into subject property. xxxxx Occupancy Statement signed at close states is to be Investment property. Approval xxxxx (xxxxx) reflects investment purchase. - 11/20/19 Recd LOE from from the borrower that the intended use is investment.

CRED 0083 Asset Documentation is Insufficient - Missing updated statement for Credit Union: latest statement provided is xxxxx (xxxxx) (xxxxx). Note dated xxxxx (xxxxx). xxxxx statement required. Asset Summary (xxxxx) reflects xxxxx balance however, statement not provided for review. (Loan Approval Worksheet reflects "Missing xxxxx of xxxxx statement for CU statement A/xxxxxx Confirmed Set starting balance matches xxxxx ending balance.") - 11/01/19 Recd the xxxxx statement for xxxxx.

HUD 0023 Missing Proof of Release of Escrow Holdback - Escrow Holdback Agreement not provided for review:  Per Final CD (xxxxx) xxxxx holdback. 2 contractor bids provided: xxxxx (xxxxx which has not been signed by borrower) and revised bid for xxxxx (xxxxx-signed by borrower) (contractor license xxxxx) - 11/01/19 Recd copy of the Escrow Holdback Agreement.

QMATR 0008 VOE/VVOE must be performed at or before consummation 1026.43(e)(v) - VVOE dated is dated xxxxx (xxxxx), loan closed xxxxx. - 11/06/149 Recd copy of VVOE completed xxxxx.

432276059	432276059	Securitized	1	1	1	1	Established credit history - 36 years depth of credit with mid score of 698;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0007 Missing Employment doc (VOE) - Missing VVOE within 72 hours prior to funding: Post-Close CD (xxxxx) reflects disbursement date of xxxxx. TWN VOE xxxxx and InVerify WVOE xxxxx as of xxxxx. Missing updated VVOE's as required. - 11/26/19 Recd VVOE for borrower completed prior to funding on xxxxx for xxxxx. Along with VVOE recd xxxxx missing VVOEs have been received.

432276071	432276071	Securitized	1	1	1	1				Established credit history - 12 years depth of credit with mid score of 773; Verified housing payment history - 29 months 0x30 mortgage late payments per credit report (xxxxx); Low LTV/CLTV/HCLTV - 31.25%LTV - Max 75%LTV ODF/NOO/BP/Purchase;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276571	432276571	Securitized	1	1	1	1	Established credit history - 27 years depth of credit with mid score of 721; Verified housing payment history - 99 months 0x30 mortgage late payment history on borrower current HELOC per credit report xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0088 Missing proof property ownership is free and clear of debt/liens - Property address xxxxx which is the address on the 1003 of borrower business. Borrower has provided Affidavit Death of Joint Tenant (xxxxx) xxxxx having APN# xxxxx along with the Death Certificate, Grant of Easement, Gift Deed to Borrower (xxxxx) as of xxxxx Grant Deeds xxxxx (xxxxx) and Deed of Trust and Assignment of Rents for xxxxx dated xxxxx. These documents all have APN xxxxx (except the Easement Grant which is xxxxx - xxxxx)and property address of xxxxx The Property Profile provided for review (xxxxx) having property address xxxxx is in the name of borrower business having APN# xxxxx. xxxxx states "There has not been any reported Transaction History records that have occurred on this property since xxxxx. Since there isn't additional legal description provided on the property profile, for review purposes, used APN # for comparison. Documentation to support xxxxx DOT (xxxxx) final disposition not provided. Unable to verify these are same property as the APNs do not match, different vesting and property profile states there's no transaction history. Property is not included on the 1003 on REO Schedule and is not included in borrower DTI. Unable to verify xxxxx mortgage in borrower name xxxxx. - 11/04/19 Recd SiteX showing the correct APN# and Mortgage of xxxxx recorded xxxxx.

	432275939	Securitized	1	1	1	1				Verified employment history - 6 yr xxxxx per Articles of Organization (xxxxx) filed xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275961	432275961	Securitized	1	1	1	1	Established credit history - 19 years depth of credit with mid score of 756; Low LTV/CLTV/HCLTV - 51.02%LTV - Max 70%LTV; Verified housing payment history - 46 months 0x30 mortgage late payment history per credit report (xxxxx);	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing Initial CD, there is a confirmation of receipt dated xxxxx (xxxxx) however, the corresponding CD is not provided for review. --The Initial Closing Disclosure Received Date of (xxxxx) is not three business days before the consummation date of (xxxxx). Three business days before the consummation date is (xxxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 11/04/19 Recd copy of the initial CD dated xxxxx and email verification of receipt on xxxxx.

432275997	432275997	Securitized	1	1	1	1				Established credit history - 16+ years depth of credit with mid score of 748; Low LTV/CLTV/HCLTV - 36.14%LTV - Max 70%LTV;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276042	432276042	Securitized	2	1	2	1	Established credit history - 17 years depth of credit with mid score of 771; Verified housing payment history - 65 months 0x30 mortgage late payments per credit report history on current mortgage; No Apparent Right to Statutory Damages - Over-ride to EV 2 for immaterial issue;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflect any sales commissions paid to the listing or selling agents xxxxx. Seller CD DOES reflect commissions xxxxx.
											, Compensating Factors: - EV 2 due to immaterial issueNo Apparent Right to Statutory Damages	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276006	432276006	Securitized	1	1	1	1	Established credit history - 34 years depth of credit for B#1 with mid score of 716
										23 years depth of credit for B#2 with mid score of 722; Verified housing payment history - 69 months 0x30 mortgage late payments for B#1 per credit report xxxxx; Low LTV/CLTV/HCLTV - 12.15%LTV - Max 80LTV/90%CLTV;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APP 0002 Final 1003 Application is Incomplete - Missing a final signed application for xxxxx. Unable to complete review. - 11/13/19 Recd copy of the final executed 1003 for xxxxx.
432276026	432276026	Securitized	1	1	1	1				Verified credit history - 16 yr credit history - Borrower credit reference "Good Standing" since xxxxx per International credit reference letter xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276035	432276035	Securitized	1	1	1	1	Established credit history - 20 years depth of credit with mid score of 742; Low LTV/CLTV/HCLTV - 50.77%LTV - Max 70%; Verified housing payment history - 69 months 0x3 late mortgage payment history per credit report xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APP 0004 Initial 1003 Application is Incomplete - Missing a complete copy of the inital Application. File only contain xxxxx Demographic page for inital application - 11/07/2019 Recd copy of the initial 1003.

432275649	432275649	Securitized	1	1	1	1				Established credit history - 27 years depth of credit with mid score of 671;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Greater than 10% variance: Post Close AVM 10/30/19 xxxxx Variance -62.17% Confidence Score 50. - AVM date 2/2/21 supports value of xxxxx
432275980	Securitized	1	1	1	1	Verified reserves - xxxxx verified liquid reserves; Verified housing payment history - 83 months verified 0x30 mortgage late payments per credit report xxxxx;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0082 Income Documentation is Insufficient - Missing Tax preparer license verification, from municipal, state or federal licensing boards or proof of their business existence. (CPA letter xxxxx) - 11/08/19 Recd tax preparer license verification.

432275981	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 75% LTV, max permitted is 90%; Established credit history - 700 / 713 mid credit scores; 20 year credit depth ;	CRED 0093 Credit Documentation is Insufficient - Missing current 12 month consecutive 0x30 rent payment verification: Borrower supplied canceled checks xxxxx thru xxxxx (xxxxx) except xxxxx. Missing canceled checks for xxxxx thru xxxxx along with xxxxx. Per Borrower LOE xxxxx borrower paid these months in cash. VOR (xxxxx) provided from private party 0x30. Non-Prime A program requires 0x30 lates current 12 month period., Compensating Factors: - EV 2) Borrower has maintained 0x30 credit history since xxxxx. (last late payment xxxxx was a 90 day mortgage late payment)Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	PROP 0012 Missing Certificate of Occupancy - Subject is new construction, the Certificate of Occupancy was not located in the file. (Per email xxxxx Seller said they will not have Cert of Occupancy until xxxxx.) - 11/08/19 Recd the COO.

CRED 0018 Gift Funds not Properly Verified - The Gift Letter  (xxxxx) reflects gift in the amount of xxxxx. Wire transfer advice (xxxxx) and receipt (xxxxx) reflect only xxxxx was transferred.  - 11/08/19 Cleared per lender response: Gift letter provided is acceptable & completed in accordance with CSC guidelines and if subsequent verifications showed that the full gift amount was not necessary, it would not necessitate the execution of a new letter.  The gift letter is conservative in nature since they could have given more but ended up not needing it.  The reverse situation would be handles differently where a new gift letter would be required if the funds provided exceeded the stated gift amount.

CRED 0082 Income Documentation is Insufficient - Missing Tax preparers license verification, from municipal, state or federal licensing boards or proof of their businesses existence.  CPA letter xxxxx - 11/08/19 Recd the tax preparers license verification.

	432275983	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 31.11% LTV/CLTV; 70% max.; Verified employment history - CPA letter xxxxx verifies 20 yrs xxxxx history with xxxxx ownership.;	CRED 0093 Credit Documentation is Insufficient - Missing 24 month mortgage history as required for 1 month bank statement program: 19 month current mortgage payment history provided. Credit supplement (xxxxx) reflects previous mtg opened xxxxx and reported xxxxx for a period of 13 months reviewed thru xxxxx. Credit Supplement current mortgage opened xxxxx (xxxxx) verified 6 months (next due xxxxx) for a total of 19 months 0x30 reviewed. Missing previous 5 months. , Compensating Factors: Verified employment history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	ROR 0002 Right of Rescission is Incomplete - Missing ROR expiration date - ROR xxxxx - 11/05/19 Recd copy of executed ROR reflecting the expiration date of xxxxx.
432275985	Securitized	1	1	1	1	Verified housing payment history - 11 years 0x30 mortgage history verified on credit report.;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0007 Missing Employment doc (VOE) - Missing verification borrower xxxxx for period of 2 years: 2 year history required by either a CPA letter or Business License. Borrower LOE (xxxxx) and Final 1003 (xxxxx) reflects 2 year xxxxx xxxxx owner. Verification of 2 yr business not provided for review.

FRAUD 0001 Fraud report alerts have not been addressed - Missing verification fraud alert (1512 H) was addressed (xxxxx):  DataVerify reflects borrower may have a history of prior foreclosure activity as of xxxxx at xxxxx. Verification this was addressed was not provided for review. (5 yr F/C seasoning for 1 month bank statement program)

432275993	432275993	Securitized	2	1	2	1				Established credit history - 15 years depth of credit with mid score of 792; No Apparent Right to Statutory Damages - Override to EV 2 due to immaterial issue; Verified employment history - 9 yr employment history: Borrower xxxxx since xxxxx per XXX Articles of Organization (xxxxx);	HUD 0027 Missing evidence of the Seller HUD1 - No copy of seller CD or combined HUD found in file., Compensating Factors: - EV 2 due to immaterial issueNo Apparent Right to Statutory Damages	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432276022	Securitized	1	1	1	1				Verified housing payment history - 8 years 0x30 mortgage history verified on credit report.; Low LTV/CLTV/HCLTV - 57.78% LTV; 80% max.;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276025	432276025	Securitized	1	1	1	1	Established credit history - 30 years depth of credit with mid score of 670;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE: VVOE to be completed by CSC within 72 hours prior to funding. Per Closing Disclosure (xxxxx) proceeds were disbursed xxxxx. Borrower VVOE not provided for review. - 11/11/19 Recd VVOE completed xxxxx.

432276044	432276044	Securitized	2	2	1	1	Established credit history - 41 years depth of credit with mid score of 706; Verified housing payment history - 99 months reporting 0x30 mortgage late payments. 19 active mortgages reporting on credit report (xxxxx). Oldest current mortgage tradeline opened xxxxx.;	CRED 0093 Credit Documentation is Insufficient - Missing 12 month mortgage history: Subject property currently has 2 mortgages; one with xxxxx, which is included on the credit report, and one with xxxxx. No supporting documentation provided to support monthly payment amount and verify 0x30 in current 12 month period as required on the Redwood mortgage. 2). Missing 12 month payment history on 2 mortgages for the primary residence., Compensating Factors: - EV 2) 99 months reporting 0x30 mortgage late payments on 19 mortgages.
Verified housing payment history, Established credit history

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of mortgage on borrower primary residence:  Based on final 1003 (xxxxx) borrower has 2 mortgages on their primary residence.  xxxxx and xxxxx per month for total xxxxx/month PITI. Mortgages are not included on the credit report (xxxxx) (Loan Underwriting worksheet xxxxx reflects mortgage xxxxx/month with xxxxx principal balance)  Unable to verify lender, principal balance or monthly payment amount.  (CSC limits number of investment properties to 20 including subject property. REO Sch includes 19 properties including primary residence) , Compensating Factors:  - EV 2) 99 months reporting 0x30 mortgage late payments on 19 mortgages.
											Verified housing payment history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432276057	Securitized	1	1	1	1				Verified reserves - 9 months reserves verified.; Verified employment history - Borrower's business has been licensed for 21 years.;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275689	432275689	Securitized	1	1	1	1	Established credit history - 9 years depth of credit with mid score of 776; Verified employment history - 5 yr xxxxx verification per CPA letter; Low LTV/CLTV/HCLTV - 48.57%LTV - Max 70%LTV 1 month Bk Stmt refinance;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0093 Credit Documentation is Insufficient - Missing 24 month mortgage/rent History: CBR (xxxxx) indicates mortgage opened xxxxx for a 10 month rating. VOM includes 10 month payment history for xxxxx payments. Opened in xxxxx with 1st payment due xxxxx for 12 month history which does not meet 24 month history required for 1 mo bank statement loan. Title addressed date of xxxxx for acquiring title but nothing to support was all cash sale (no HUD, letter etc in file). Mortgage statement provided indicating xxxxx payment due (xxxxx). Missing previous mortgage payment history or verification property was owned free & clear previous to current mortgage. - 11/11/19 Recd copy of SiteX report which verifies property was previously owned Free and Clear.

432275968	432275968	Securitized	1	1	1	1	Established credit history - 8 years depth of credit with mid score of 689;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0093 Credit Documentation is Insufficient - Missing verification of 12 months cancelled checks for non-institutional lender as required: Promissory Note xxxxx. Lender on subject property (Exh D xxxxx). Lender provided VOM (xxxxx) and pay history (xxxxx) Business search for xxxxx. Per guidelines 4.18 non-institutional lender requires mortgage history to be documented with 12 canceled checks/etc. -- 2) Borrower states living with xxxxxx (LOE xxxxx) Final 1003 (xxxxx) reflects borrower pays xxxxx/month. Missing rent-free letter from xxxxx or canceled checks from borrower for 12 months 0x30 rent payments. - 11/18/19 VOM is acceptable. Recd Rent Free LOE and updated 1003 reflecting the borrower does not pay rent with all changes initialed by the borrower.

432275990	432275990	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 672 and 651; Verified housing payment history - xx months xx x30 mortgage late payments per credit report;	2/26/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021-NQM1. Loan status updated to Securitized.
3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 10/31/19 xxxxx Variance -56.15%. Confidence Score 50 exceeds the max allowed tolerance of 10%. Appraisal (xx) Comps and adjustments explained - Comps deemed reasonable.
 - AVM date 2/2/21 supports  value of xxxxx

432276002	432276002	Securitized	1	1	1	1				Established credit history - 21 years depth of credit with mid score of 762; Verified housing payment history - 99 months verified 0 x30 mortgage late payments per credit report;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276003	432276003	Securitized	1	1	1	1				Verified credit history - 22 year satisfactory International credit reference letter --states borrower in good standing since xxxxx;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276019	432276019	Securitized	1	1	1	1				Established credit history - 6 years depth of credit with mid score of 657;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275679	432275679	Securitized	1	1	1	1	Established credit history - 15 years depth of credit with mid score of 742; Verified housing payment history - 37 months verified mortgage payment history 0x30 late payments per credit report;	APPR 0003 Appraisal value is not supported. - Variance greater than 10%: Post Close AVM xxxxx Variance -29.69% (Confidence Score 57) exceeds the max allowed tolerance of 10%. Comps are reasonable substitutes for subject with comps similar in appeal. Value appears supported.

 - CDA date 02/18/2021 supports value of xxxxx

CRED 0084 Income Calculation Discrepancy - Missing bank statement analysis  to validate income used to qualify:  12 month personal bank statements reviewed using only the deposits from  xxxxx for a total of xxxxx month income = xxxxx for 46.03% DTI.  Lender used xxxxx for 43.25% DTI. - Recd two bank statement analyses, one for electronic deposits and one for physical deposits. When the income between the two is combined we tie out to the income on the 1003 and UW Worksheet.

432275683	432275683	Securitized	1	1	1	1				Established credit history - 11 years depth of credit with mid score of 679 and 676; Verified reserves - Total assets in the amount of xxxxx for 7.66 months verified PITIA reserves ;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275685	432275685	Securitized	1	1	1	1				Established credit history - 28 years depth of credit with mid score of 743; Verified housing payment history - 85 months verified 0x30 mortgage late payments per credit report 43 month current mortgage (xxxxx) and and 42 month previous mortgage (xxxxx) ; Verified employment history - 7 year xxxxx history - Articles of Organization dated xxxxx. Current expiration date of license xxxxx (xxxxx);		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432275994	Securitized	1	1	1	1				Verified reserves - Verified remaining assets of xxxxx after closing for 3.37 months PITIA reserves verified.; Low DTI - 23.54% DTI; 43% max for FTHB;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276012	Securitized	2	2	1	1	Verified reserves - Verified remaining assets in the amount of xxxxx for
18 months reserves verified.; Low LTV/CLTV/HCLTV - 80% LTV/CLTV; 85% max.; Verified housing payment history - 72 months Verification of rent for borrower since xxxxx 0x30 lates (xxxxx);	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - CoBorr does not have required credit depth. Credit report (xxxxx) reflects 1 active account in co-borrower name with activity for 16 months, Compensating Factors: - EV 2 - lender removed income for co-borrower due to insufficient credit depth for program requestedVerified reserves	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - APN xxxxx, as shown on the Mortgage(xxxxx), preliminary title (xxxxx) and tax cert (xxxxx). Unknown source of APN shown on the Appraisal(xxxxx) - 11/13/19 Recd copy of Real Quest Report which reflects an Alternative APN of xxxxx which matches the appraisal.

	432276013	Securitized	1	1	1	1				Verified housing payment history - 99 months 0x30 mortgage history on previous mortgage (xxxxx) verified on credit report. ; Low LTV/CLTV/HCLTV - 23.26% LTV/CLTV; 70% max.;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276098	432276098	Securitized	1	1	1	1	Established credit history - 16 years depth of credit with mid score of 799; Verified reserves - Verified reserves in the amount of xxxxx ;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	HUD 0001 Missing Final HUD-1 - Final HUD not provided for review:xxxxx combined estimated HUD. (Final CD xxxxx not dated but showing closing date of xxxxx) - 11/14/2019 Recd CTC of the final settlement statement.

432276562	432276562	Securitized	1	1	1	1	Established credit history - 30 years depth of credit with mid scores of 676 and 685; Low LTV/CLTV/HCLTV - 99 months verified 0x30 mortgage payment history per credit report; Verified employment history - 12 year xxxxx per CPA letter reflecting xxxxx since xxxxx(xxxxx);	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	APP 0002 Final 1003 Application is Incomplete - Final application not executed by borrowers: Final 1003 (xxxxx) is signed and dated xxxxx by mortgage originator however, a copy of final 1003 executed by borrowers is not provided for review. - 11/15/19 Recd copy of final executed 1003 dated xxxxx by the borrowers.

432276568	Securitized	1	1	1	1	Established credit history - 19 years depth of credit with mid score of 696 and 675;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	NTB 0001 Missing Net-tangible Benefit worksheet - Missing Net Tangible Worksheet as required for the State of Maine - 12/05/19 Cleared Loan is not HPML- The loan fees (xxxxx) do not exceed the (FED2014) (Note Amount >=xxxxx) fee limit, which is 5% of the Total Loan Amount (xxxxx). (12 CFR 1026.32). The loan APR (5.493%) does not exceed the (FED2014) Federal High Cost APR limit, which is (10.14%). (12 CFR 1026.32).

432276577	432276577	Securitized	2	2	1	1	Established credit history - xx years depth of credit with mid score of 674; Verified employment history - xx year xx per SOS detail filed xx;	CRED 0001 Unacceptable Mortgage History - Missing xx month mortgage payment history as required for xx month bank statement program: Per credit report borrower has xx months xx on current mortgage. NOTE: Borrower property xx xx xx #xx is owned in name of xx. (Borr LOE xx/Sitex xx) Subject is xx xx and xx. , Compensating Factors: Established credit history	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Unable to confirm delivery method and receipt of initial CD. --The Initial Closing Disclosure was provided on (xx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xx), for consummation to occur on (xx). (xx) - xx Recd email from borrower dated xx confirming receipt of the initial CD.

TRID 0162 LE is not within 3 business days of Change of Circumstance. - Change of circumstance (xx) reflects Rate lock change date is xx. LE issued xx.  xx is a xx/ xx. Provide additional details regarding rate lock date. - xx Resubmitted loan excluding COC and no fee violations, finding cleared.

432276617	432276617	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 801; Verified reserves - Total personal assets verified in the amount of $xx for 3.74% PITIA. (xx checking $xx not included);	CRED 0093 Credit Documentation is Insufficient - Missing verification of xxxx rent payment: Borrower supplied cancelled xx for xx thru xx (xx-xx)xx late payments. Note dated xx (xx) Verification xx paid xx not provided for review. (Copy of borrower renter lease xx) - xx Recd copy of the xx cancelled rent check.

432276631	432276631	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 729; Low LTV/CLTV/HCLTV - 60%LTV - Max 75%LTV for xx month bank statement program;
	432276091	Securitized	1	1	1	1				Verified reserves - Total verified assets in the amount of xxxxx for 3.7 months PITIA reserves;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276566	432276566	Securitized	2	2	1	1				Established credit history - 30 years depth of credit with mid scores of 708 and 689;	GIDE 0001 Guideline Exception(s) - Hazard insurance Ho6 dwelling coverage xxxxx (xxxxx) includes a deductible of xxxxx. Max 1% of coverage amount required., Compensating Factors: - EV2) Exception approved per Funding Exceptions xxxxx(xxxxx) - xxxxx deductible approved.Established credit history	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276582	432276582	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 684 and 731;	APP 0002 Final 1003 Application is Incomplete - Final application is missing the Continuation Sheet for Schedule of REO (Final 1003 pgs xx and xx) - xx - Recvd Final 1003 REO Schedules and Liabilities Addendum signed by borrowers xx. Exception cleared.

432276593	432276593	Securitized	1	1	1	1	None - No compensating factors;	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 11/07/19 $xx Variance -10.32% Confidence Score 50 Value exceed variance of 10%.
 - AVM 2/2/21 shows value $xx with -10%.

432276601	432276601	Securitized	1	1	1	1	Established credit history - xxxxx years depth of credit with credit score of 604 ;	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 11/07/19 xxxxx Variance -20.525% Confidence Score 64 exceeds the max allowed tolerance of 10% (Appraiser states over supply of home for the market. Adjustments are typical for the area with adjustments explained.) - 2/2/21 AVM supports original value of xxxxx

432275671	432275671	Securitized	1	1	1	1
432275988	432275988	Securitized	1	1	1	1	Established credit history - 36 years depth of credit with mid scores of 754 and 752; Verified employment history - 4 yr xxxxx verified by CPA letter (30+ years per borrower LOE xxxxx); Low LTV/CLTV/HCLTV - 44%LTV - Max 75%LTV;	APPR 0003 Appraisal value is not supported. - Post Close AVM xxxx Variance -44.28% Confidence Score 50
Post CLose AVM xxxx Variance -44.2% Confidence Score 50 Comps all in subject market area
 - BPO as-is date 02/10/2021 supports value of xxxxx

432276007	432276007	Securitized	2	2	1	1	Established credit history - xx years depth of credit with mid score of 708; Verified housing payment history - xx months verified 0x30 mortgage late payments per credit report;	CRED 0093 Credit Documentation is Insufficient - Missing consecutive xx month verification of mortgage history: Per credit report (xxxxx) previous mortgage on subject property with Primary Residential Mtg xxxxx reviewed xx months 0x30 thru xxxxx. Transferred to xxxxx DLA xxxxx stating 0x30 lates for xx months reviewed. Missing xx month pay history between xxxxx., Compensating Factors: - EV 2) Borrower mortgage history 0x30 xx months per credit report. Pay-off dated xx reflects Sept payment has been made / due for xx payment. Mortgage statement xx (xx) verifiesxx payment paid xx. (xx mtg stmt xx does not verify xx payment)Verified housing payment history	APPR 0003 Appraisal value is not supported. - Post Close AVM xxxx xxxxx Variance -17.78% Confidence Score 50
Post CLose AVM xxxx xxxxx Variance -8% Confidence Score 71
Comps and asdjustment are deemed reasonable  - BPO as-is date 02/10/2021 supports value of $xx

432276010	Securitized	1	1	1	1	Verified housing payment history - 16 years 0x30 mortgage history verified on credit report.; Low LTV/CLTV/HCLTV - 62% LTV/CLTV; 85% max.; Low DTI - 36% DTI; 50% max.;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification there is not a homeowners association fee for borrower property located at xxxxx non-subject property. - 11/21/19 Recd LOE from the borrower that there are no HOA fees for xxxxx.

432276023	432276023	Securitized	1	1	1	1				Verified credit history - 5 yr credit reference -- International credit letter from country of origin "Satisfactory" rating since xxxxx - account open date.; Low LTV/CLTV/HCLTV - 59.82%LTV - Max 65%LTV;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432276031	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 47.62% LTV/CLTV; 75% max.; Verified housing payment history - 12yrs 0x30 mortgage history verified on credit report. ;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD not provided for review. - 11/21/19 Recd copy of the Seller CD.
432276048	432276048	Securitized	1	1	1	1				Established credit history - 12 years depth of credit with mid score of 585;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
	432276004	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 45.71% LTV/CLTV; 85%/90% LTV/CLTV max; Verified housing payment history - 37 months 0x30 current mortgage payment history;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276014	432276014	Securitized	1	1	1	1							APP 0002 Final 1003 Application is Incomplete - xx Recd the Demographic Addendum to the final 1003.
432276015	432276015	Securitized	1	1	1	1				Established credit history - 40 years depth of credit with mid score of 731; Verified housing payment history - 55 months verified 0x30 mortgage late payments per credit report; Low LTV/CLTV/HCLTV - 44.82%LTV - Max 70%LTV;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432276018	432276018	Securitized	1	1	1	1				Established credit history - 5 years depth of credit with mid score of 600;		3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.
432275974	432275974	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV;	CRED 0083 Asset Documentation is Insufficient - Missing updated statement for xxxxx. Account was included on the final 1003 however, the statement in file is stale dated from xxxxx. Loan closed xxxxx. Review excluded balance of xxxxx. - EV2 Cash proceeds received of xxxxx are sufficient to meet the xx month reserve requirement for Foreign National borrowers from xxxxx.
432275986	432275986	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 730; Low LTV/CLTV/HCLTV - 75%LTV - Max 80%LTV for cash-out refinance;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of property insurance and HOA fees on property located at xxxxx. Mortgage statement provided (xxxxx) P&I only. Tax Receipt (xxxxx) For review purposes included total Tax/Insurance/Other as shown on REO Schedule (xxxxx) - xx Recvd property insurance and Zillow print-out to verify borrower hazard insurance premium and HOA fees on xxxxx non-subject property. DTI increase to 36.25% within guidelines.

	432275991	Securitized	1	1	1	1				Verified reserves - xx months reserves verified.; Verified housing payment history - xx xx mortgage history verified on credit report.;
432276034	Securitized	1	1	1	1	CRED 0016 Insufficient Verified Funds to Close - Missing copy of HUD to verify net proceeds of $xx from refinance of xx (CSC loan #xx). - xx Recd copy of HUD to verify net proceeds of $xx from refinance of xx.

432276043	432276043	Securitized	2	2	1	1	Verified reserves - Borrower has verified reserves in the amount of xx based on xx consecutive months brokerage statements in name of business which has been verified to be owned xx% by borrower. (xx);	APRV 0010 Underwriting Loan Approval is Deficient - Loan Approval (xx) dated xx reflects investment property cash-out refinance however, borrower letter of explanation (xx) states xx intention is to keep the home as a xx/xxx., Compensating Factors: - EV2) Based on ODF matrix for xx cash-out refinance max 65%LTV remains the same for xx homes. Verified reserves	DEED 0001 Missing Mortgage/Deed of Trust - Missing copy of mortgage from file - xx Recd copy of the Mortgage.

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing Rent Loss Coverage: Hazard policy (xx) provided for review does not include required rent loss insurance. - xx. Agree with Lender response.  Exception cleared.

GIDE 0001 Guideline Exception(s) - Personal Guaranty (xx) xx. Personal Guarantee is required for business entity loans however, Per guidelines, Personal Guarantee is not available on xx loans.  Lender acknowledged exception not provided for review. - Lender Acknowledged exception to allow personal Guarantee on xx loans.

CRED 0093 Credit Documentation is Insufficient - Missing Certificate of Good Standing and Certificate of xx Qualification as required. - xx REcd Certificate of Good Standing from the State of FL.

432275687	Securitized	1	1	1	1	Verified housing payment history - xx months 0x30 mortgage late payments on current mortgage;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification no HOA fees due on non-subject properties located at xx and xx. - 1xx - Recvd xx9. Agree with Lender response. Exception cleared.

	432276074	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 57.14% LTV/CLTV; 70% max; Verified employment history - Borrower has worked for current employer for over xx years. ; Verified reserves - Verified assets in the amount of $xx for xx months PITIA reserves.;			APPR 0003 Appraisal value is not supported. - Variance greater than 10% -- Post close AVM 11/11/19 xxxxx; appraised value xxxxx. Variance is -11.43%. - AVM dated 2/2/21 supports original value of $xx
432276053	432276053	Securitized	1	1	1	1	Established credit history - xx years depth of credit with 706 credit score; Verified employment history - xx years xxxxx verified by CPA letter (xxxxx);	CRED 0082 Income Documentation is Insufficient - Missing xxxxx bank statement and updated bank statement analysis: Bank statement analysis (xxxxx) includes borrower bank statements thru xxxxx which expired xxxxx. A current statement was provided for xxxxx, however, the xxxxx bank statement is missing. Unable to determine total monthly deposits for xxxxx to verify monthly income used for DTI purposes. Loan Approval Worksheet states xxxxx/month. (monthly income based on xxxxx statement total qualifying assets of xxxxx. Borrower S/E LOE xxxxx is xxxxx/month and initial 1003 xxxxx.) - 12/2 - xxxxx monthly statement provided. Updated Bank statement analysis expires xxxxx provided. Review agrees with xxxxx deposits used for income qualification for xxxxx/month.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing hazard insurance verification on borrower primary residence:  Mortgage statement for borrower property located at xxxxx verifies escrow is included for the borrower property taxes. (xxxxx) HOA coupons provided (xxxxx). Missing proof of hazard insurance premium. Borrower 1003 reflects xxxxx/month. - 12/2 - Borrower hazard policy provided. Annual premium xxxxx. DTI 45.21%.

432276058	432276058	Securitized	1	1	1	1				Verified reserves - Verified assets xxxxx for 12 months PITI reserves; Verified credit history - xx year borrower / xx year co-borrower verified xx credit ;			APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 11/12/19 xxxxx Variance -12.31% Confidence Score 80.
432276096	432276096	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 796; Verified housing payment history - xx month mortgage history 0x30 late payments on borrower primary residence sold xx (cbr xx);
	432276117	Securitized	1	1	1	1				Low DTI - 34.50% DTI; 50% max.; Verified employment history - 8 yr xx per CPA letter;
432276552	432276552	Securitized	1	1	1	1	Established credit history - 31 years depth of credit with mid score of 743; Verified housing payment history - 84 months 0x30 mortgage payment history. Borrower has 13 current mortgages ; Low LTV/CLTV/HCLTV - 51.02%LTV - Max 70%LTV;	3/10/2021: MFA email request received (SC) for this loan to be included in securitization MFRA 2021_NQM1. Loan status updated to Securitized.	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Brkr RESPA cure of xxxxx improperly disclosed in Section H--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxx: Broker Compensation (Borrower Paid), Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Cleared Exception set in error. Subject loan is an investor refinance and is not applicable to TRID.

432276602	432276602	Securitized	2	2	1	1				Verified credit history - xx year credit reference: Credit reference letter (xx borrower has had accounts since xx and has maintained good standing with bank and no adverse records.;	CRED 0083 Asset Documentation is Insufficient - Missing current bank statement: Statements for xx xx and xx provided for review (pgs xx) with an ending balance $xx as of x9x. xx statement not provided for review. Loan closed xx (HUD-1 xx). Web-site account update from xx thru xx provided by borrower (xx) in lieu of xx statement., Compensating Factors: - EV2) xx account balance shown on web-site activity detail, for same acct number, as of xx, is $xx which is the same balance as shown on xx monthly statement (xx)Verified credit history
432276618	432276618	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 745;
432275680	432275680	Securitized	1	1	1	1				Verified housing payment history - xx month 0x30 mortgage payment history per credit report (xx);
432276032	432276032	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 695;	APPR 0003 Appraisal value is not supported. - Post Close AVM xx $xxVariance -15.53% Confidence Score 89 exceeds the max allowed tolerance of 10% Apparisal comps deemed acceptable with explanation for difference. Value used is based on prior sales price with no upgrades dones since purchase.
 - AVM supports original appraised value of $xx.

432275989	432275989	Securitized	1	1	1	1	Income verified was not used in qualifying - xx years depth of credit with mid scores of 725 and 743; Low DTI;	APPR 0003 Appraisal value is not supported. - Post Close AVM 11/15/19 xxxxx Variance -30.38% COnfidence Score 50exceeds the max allowed tolerance of 10% Value on appraisal deemed reasonable and supporte. BPO give value of xxxxx
 - AVM date 2/2/21 supports value of $xx

432276056	432276056	Securitized	2	2	1	1	Verified credit history - xx yr credit history: International credit reference letter 'obligations fulfilled punctually' since xxxxx;	CRED 0100 Insufficient verified reserves - xx months PITIA reserves required: Total reserves in the amount of xxxxx required. Verified reserves with xxxxx. Short xxxxx. International Bank Statement xxxxx not translated/balance converted. Appears to include activity for xxxxx.	APPR 0003 Appraisal value is not supported. - Post Close AVM 11/15/19 xxxxx Variance -63.97% Confidence Score 50 exceeds the max allowed tolerance of 10%. Comps deemed best available and support value. Subject property is new construction.
 - AVM date 2/2/21 supports value of $xx

432276064	432276064	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 668;	CRED 0112 Missing Business Purpose Attestation - Borrower cash-out purpose letter not provided for review. - xx - Business Purpose letter not required - no indication in loan file provided by lender funds used for consumer purposes.

432276068	432276068	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 741 and 784; Verified housing payment history - xx months 0x30 mortgage payment history;
432276060	432276060	Securitized	1	1	1	1	Verified credit history - xx year credit history 'good standing' per credit reference letters (xxxxx);	HUD 0001 Missing Final HUD-1 - Missing HUD-1 Settlement Statement Addendum with signatures: Settlement statement provided (xxxxx) is not signed by Settlement Agent or Borrower. - xx - Final HUD-1 Settlement Statement signed by borrower and signed and dated by Settlement Agent xxxxx provided.

432276536	432276536	Securitized	1	1	1	1				Established credit history - xx depth of credit with mid scores of 756 and 764; Low LTV/CLTV/HCLTV - 53.33%LTV - Max 75%LTV;
432276589	432276589	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 727;
432276598	432276598	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 721-726;	CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing verification property located at xx is xx free and clear. - xx-Lender provided Borr LOE regarding property free and clear along with Sitex report. Exception cleared.

CRED 0001 Unacceptable Mortgage History - xx full xx month mortgage rating on primary residence xx.  CBR supplement only support xx months with no prior history showing. - xx- Lender provided Sitex report verifying no previous mortgage. Exception cleared.

CRED 0112 Missing Business Purpose Attestation - Borrower cash-out purpose letter not provided for review. - xx - Business Purpose letter not required - no indication in loan file provided by lender funds used for consumer purposes.

432276605	432276605	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 589; Low LTV/CLTV/HCLTV;
432276616	432276616	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 711;	CRED 0001 Unacceptable Mortgage History - Missing xx month previous mortgage history: xx month history verified per Credit report (xx) for xx months xx thru xx on mtg opened xx and Mortgage statement dated xx (xx) verifying the xx and xx payments. Missing prior xx months. VOM (xx) provided for review states private loan opened xx and paid off with xx late payments in last xx months. VOM dated xx. Unknown date mortgage paid in full. Missing canceled checks as required for private party/non-institutional lenders. - xx Cleared per response recd from lender: For this VOM issue, there is no other mortgage showing on credit so the date the previous mortgage closed is unknown and beyond the score of our mortgage lookback requirements since we are only limited to the credit report for old mortgages. Also, our guidelines allow for us to define and interpret situations that are not expressly covered in our guidelines. Finding is based on an assumption that a previous loan could have been paid off within the last xx months or that there was even a mortgage at all that was active during the last xx months but CSC guidelines do not require proof to document when previous mortgages had closed if they are not reporting on credit.

CRED 0083 Asset Documentation is Insufficient - Missing bank statement: xx months consecutive personal bank statements to verify closing assets are required.  Savings Statement dated xxx (xx) used for closing funds. Note dated xx (xx). Missing 2nd month statement.  (xx and xx xx statements provided for checking however, acct balance xx for closing) - xx-Lender provided xx xx Savings quarterly statement dated xx for xx Exception cleared.

432276619	432276619	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 689 and 659; Low LTV/CLTV/HCLTV - 75%LTV/CLTV - Max 80%LTV/85%CLTV;
432276622	432276622	Securitized	2	2	1	1				Verified credit history - xx years depth of credit with mid score of 733; Verified housing payment history - xx months mortgage xx late payments history; Low LTV/CLTV/HCLTV - 60%LTV - Max 70%LTV for OMBS program;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification from borrower no HOA payment associated with property located at xx, Compensating Factors: - EV2 60%LTV and xx+ months 0x30 mortgage payment historyVerified housing payment history, Low LTV/CLTV/HCLTV
432276653	432276653	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 776; Low LTV/CLTV/HCLTV - 52.98%LTV - Max 75%LTV;	CRED 0093 Credit Documentation is Insufficient - Missing verification of borrower auto loan: Consumer Explanation letter (xx) reflects borrower opened an auto loan for $xx with a stated monthly payment of $xx. Verification of loan amount and payment not provided for review.

APRV 0010 Underwriting Loan Approval is Deficient - Correspondent Loan Purchase Eligibility Certificate xx reflects Doc Type as xx month Bank Statements-Personal.
Submitted as xx month bank statement and per UW Comments on Loan Approval worksheet was approved by xx xx as xx month bank statement document type. - xx Cleared per lender response: The Correct document type program is xx month Bank Statement based on UW Worksheet as this document is what UWers finalize loan information. The Correspondent Loan Purchase Eligibility Cert and any CSC Conditional Loan Approval are internal documents, and correction/update is not deemed necessary.

TITL 0004 Missing Final Title Policy for transaction greater than 120 days - Missing Final Title-- File contains evidence of a Preliminary Title p xx confirming parties and / or liens. Note (xx) dated xx

432276080	432276080	Securitized	2	2	1	1				Established credit history - xx depth of credit with mid score of 744; Low LTV/CLTV/HCLTV - 45.87%LTV - Max 70%;	CRED 0001 Unacceptable Mortgage History - xx month mortgage history 0x30 late payments required for One Month bank Statement program: Missing xx months prior history. Per Supplemental Credit report, pg xx, xx month history 0x30 provided. Next due xx. , Compensating Factors: Established credit history, Low LTV/CLTV/HCLTV
432276085	432276085	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 680; Verified housing payment history - xx month 0x30 mortgage history on subject property 1st lien (xx months 0x30 on HELOC);
432276095	432276095	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 697; Verified housing payment history - xx months 0x30 mortgage late payment history on current mortgages;
432276097	432276097	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 681;			APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM xxxx Variance -24.7% Confidence Score 82. - BPO as-is date 02/10/2021 supports value of $xx
432276099	432276099	Securitized	2	2	1	1	Established credit history - xx years depth of credit with mid score of 770;	CRED 0001 Unacceptable Mortgage History - Missing xx months housing payment history: One xx bank statement program for xx time home buyer requires xx month rent history 0x30. Borrower VOR (xx) $xx/month since 2/xx/xx. xx months provided. -- Borrower LOE (xx) borrower also lives xx xx in home owned by xx since 7/xx located in xx xx and commutes between xx home and xx xx xx in xx xx due to xx opportunity and xx needs there., Compensating Factors: Established credit history	APPR 0003 Appraisal value is not supported. - Variance greater than 10% - Post Close AVM 11/27/19 $xx Variance -11.29% Confidence Score 95
 - AVM supports original value of $xx.

CRED 0083 Asset Documentation is Insufficient - Missing 2 consecutive months bank statements for asset verification: Combined statement dated xx (xx) provided for review. Total balance of accounts $xx. Insufficient funds without use of savings account #xx.  Missing xx xx statement.

432276120	432276120	Securitized	1	1	1	1				Verified credit history - xx year credit history per international credit reference letter since xx(pxx); Low LTV/CLTV/HCLTV - 53.88%LTV - Max 70%LTV;
432276131	432276131	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 701; Verified employment history - 13 year xx per Business Certificate dated xx (xx) in property management;
432276133	432276133	Securitized	1	1	1	1	Minimal outstanding debt - xx years depth of credit with mid score of 675; Verified reserves - Verified reserves in the amount of $xx for xx months PITIA based on net proceeds from sale of previous residence.
										; Verified housing payment history - xx months 0x30 late payments on current mortgage and xx months 0x30 on current HELOC per credit report thru xx payments; Low LTV/CLTV/HCLTV - 54.20%LTV - Max 75%LTV;
	432275691	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 54.19%LTV - Max 65%LTV; Verified employment history - 28 year employment with xx;
432275692	432275692	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 646 and 636;	APPR 0003 Appraisal value is not supported. - Desk Review Required- Post Close AVM 12/2/19 $xx Variance -37.8% Confidence Score 70 exceeds the max allowed tolerance of 10%.
 - AVM date 2/2/21 supports value of $xx

432275693	432275693	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 812; Verified housing payment history - xx months 0x30 mortgage late payments on xx open mortgages reported on credit report. Mortgage history since xx shown as 0x30.; Verified employment history - 15 year verified xx - Articles of INC. dated xx and Business Search Entity Details - registration date xx
										;
432275962	432275962	Securitized	1	1	1	1	Established credit history - 22 years depth of credit with mid scores of 701 and 719; Verified housing payment history - xx months 0x30 mortgage payment history ; Low LTV/CLTV/HCLTV - 52.35%LTV - Max 80%LTV ;	CRED 0093 Credit Documentation is Insufficient - Missing verification xx mortgage payment 0x30: Credit report (xx) 0x30 thru xx9x. VOM (xx) next due date xx. Mortgage pay-off statement dated xxx (xx) states xx is next payment date under Note/Security Instrument. Based on Modification Agreement (xx) payments due on 1st of the month. Note dated xx and funds disbursed xx. Missing verification of xx payment for Grade 'A' 0x30 xx month mortgage history. Updated pay-off statement not provided for verification. - xx Recd copy of borrowers bank statement which reflects that the mortgage payment posted to the borrowers account on xx

QMATR 0008 VOE/VVOE must be performed at or before consummation 1026.43(e)(v) - Missing VVOE within xx hours of funding:  WVOE (pg xx) dated xx.  Disbursement date xx.  VVOE not provided for review.  - xx Recd VVOE completed xx.

432275978	Securitized	1	1	1	1	APP 0003 Missing Initial 1003 Application - Initial applications for xx xx and xx xx were not provided for review. - xx Recd copy of the brokers initial 1003.

TRID 0129 Missing Initial Closing Disclosure - No CDs were issued for this transaction. - Cleared CDs are not applicable to this loan.

APRV 0010 Underwriting Loan Approval is Deficient - Approved as Business Purpose however per approval COND  #xx- cash-out funds from L#xx needed for purchase of owner-occupied purchase L#xx.  - xx Agree w/lender response cleared.

CRED 0017 Insufficient Verified Reserves (Number of Months) - xx months PITI reserves required in the amount of $xx. Missing final settlement statement for CSC xx- Unable to determine total due at closing on borrower purchase of property located at xx.  Final HUD-1 on subject reflects $xx to xx for funds to close leaving cash back to borrower in the amount of $xx. Rental income $xx- $xx PITIA = -xx/month  Rent loss of xxx xx months = xx reserve requirement.   Current xx checking balance of xx. - 1xx Recd copy of the settlement statement for CSC #xx, total funds required to close $xx- Cash proceeds of xx leaves $xx which is sufficient to meet the reserves requirement.

GIDE 0001 Guideline Exception(s) - ODF guidelines require net funds to be delivered to business entity or acquisition.  Per final HUD1 (xx) $xx delivered to xx for acquisition of managing member owner occupied purchase and remaining proceeds of $xx to borrower.  No CDs were issued for this transaction, unable to complete a compliance review. - xx Agree w/lender response cleared.

432276008	432276008	Securitized	2	1	2	1				Established credit history - xx years depth of credit with mid score of 798; Verified housing payment history - xx months 0x30 mortgage payment history per credit report; Low LTV/CLTV/HCLTV - 60%LTV - Max 75%LTV for xx in xx County FL;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Respa cure disclosed improperly -- The total amount of Closing Disclosure 10% Category fees ($xx) increased by more than xx the total amount disclosed on the Loan Estimate sent on xx, ($xx). The total amount of fees in this category cannot exceed ($xx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. xx - EV2 Post Closing corrective Action- xx Recd PCCD dated xx9x reflecting the RESPA cure properly disclosed with a copy of the email to the borrower to verify delivery.
432276027	432276027	Securitized	2	1	1	2	Established credit history - xx years depth of credit with mid score of 801; Low LTV/CLTV/HCLTV - 38.64%LTV - Max 60%LTV;	APPR 0003 Appraisal value is not supported. - Desk Review Required - Post Close AVM xxxx Variance -33.98% Confidence Score 88 exceeds the max allowed tolerance of 10%
											- File contains xx full appraisals with the lender using xx of the xx values for qualification.
432276036	432276036	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mied score of 740 and 790;	CRED 0001 Unacceptable Mortgage History - Missing xx month mortgage history - xx month 0x30 mortgage payment history required of xx month bk statement program. xx months 0x30 mortgage history provided: canceled checks from xx thru xx. Loan paid off by xx refinance xx (xx). Credit supplement (xx) xx month 0x30 on current Citadel mortgage. Borrower did not make xx payment due to pay-off. xx 1st payment xx. xx 0x30 xx months per credit report paid in full with refinance., Compensating Factors: Established credit history
432276070	432276070	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 692; Low LTV/CLTV/HCLTV - 62.50%LTV - Max 70%LTV;
432276081	432276081	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 776 and 786; Verified employment history - 8 year xx Borrower per CPA letter.; Low LTV/CLTV/HCLTV - 59.53%LTV - Max 70%LTV;
	432276089	Securitized	1	1	1	1				Net tangible benefit - Cash back at closing $xxfor improvements paying off FHA mortgage at 8.0%. ;
432276130	432276130	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Post Close AVM 12/03/19 $xxVariance -10.24% Confidence Score 92 exceeds the max allowed tolerance of 10% New Construction.
 - AVM 2/2/21 supports original value of $xx

RESPA 0029 Missing Homeownership Counseling Disclosure

432276153	432276153	Securitized	1	1	1	1
432276156	432276156	Securitized	1	1	1	1
432276161	432276161	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mid score of 691; Verified housing payment history - xx months 0x30 mortgage payment history per credit report; Low LTV/CLTV/HCLTV - 64.94%LTV - Max 80%LTV;	CRED 0067 Missing Verifiable Months of Income Earnings - Borrower has xx xx xx years in same field: Borrower previously xx owner of xx and xx xx paid by xx. WVOE auto sales as of xx (xx) with latest paystub dated xx for total of xx months., Compensating Factors: - EV2 - Lender acknowledged exception: "Acknowledgement given for xx years at current job position"Established credit history, Low LTV/CLTV/HCLTV
432276179	432276179	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mid score of 764; Verified housing payment history - xx months 0x30 mortgage payment history: Previous mortgage history xx 44 months and xx xx months.; Low LTV/CLTV/HCLTV - 60%LTV - Max 75%LTV for OMBS purchase;	CRED 0093 Credit Documentation is Insufficient - Missing verified xx months rent/mortgage history required for One Month bank Statement program: xx months previous mortgage history thru xx. (HUD-1 on sale of previous residence xx) Borrower landlord since xx also represents xx in the purchase transaction (Purch Agrmt xx). Rent paid in cash. Rent receipts pxx. , Compensating Factors: - EV 2 - Lender acknowledged exception: Accepting receipts with mitigating factors: 60%LTV, non-FTHB, 764 mid-score, former mtg reported 45 mos 0x30 and pmt was only different by $xxVerified housing payment history, Low LTV/CLTV/HCLTV
432276591	432276591	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 662; Verified housing payment history - xx months 0x30 current mortgage payment history per credit report;	APPR 0003 Appraisal value is not supported. - Desk Review required: Post Close AVM 12/04/19 $xx Variance -23.67% Confidence Score 79 exceeds the max allowed tolerance of 10%.
 - 2/2/21 AVM supports original value of $xx

432276604	432276604	Securitized	2	2	1	1	Established credit history - zz years depth of credit with mid score of 698; Verified employment history - 11 yr xx as verified by XXX - Dept of Real Estate. ; Low LTV/CLTV/HCLTV - 51.12%LTV - Max 70%LTV for OMBS cash-out refinance;	CRED 0001 Unacceptable Mortgage History - Missing xx month mortgage history 0x30 paid by borrower: xx months verified - Bank Statements xx xx thru xx xx and mtg stmt (xx) for xx payment verifies xx months paid by borrower.
											Death Cert (xx)previous owner/xx passed away xx. Borrower xx property (LOE xx) and started making payment xx (Prop detail report xx grant deed trfr to borr xx), Compensating Factors: Verified employment history, Low LTV/CLTV/HCLTV		NMLS 0011 NMLS IDs do not match - Used Broker NMLS ID
432276606	432276606	Securitized	1	1	1	1
432276627	432276627	Securitized	1	1	1	1							APPR 0003 Appraisal value is not supported. - Post Close AVM 12/04/19 $xxVariance -24.28% Confidence Score 50 exceeds the max allowed tolerance of 10% - AVM 2/2/21 supports original value $xx
432276628	432276628	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 799; Verified housing payment history - xx+ months 0x30 previous mortgage payment history xx thru xx xx month reviewed and xx thru xx with xx months 0x30 per credit report; Low LTV/CLTV/HCLTV - 63.72%LTV - Max 70%LTV cash-out refinance for OMBS program;
432276629	Securitized	2	2	1	1	Verified employment history - 4 yr xx borrower articles or organization filed xx;	CRED 0021 Missing Verification of Rental - Missing prior xx month mortgage history -- xx month 0x30 mortgage/rental payment history for xx Statement program required - xxfrom xx thru xx provided due to prior home sold and waiting to close on subject property. (xx (xx) thru xx and xx thru xx9 (xx), xx9 thru 9xx9 (xx) and xx thru xx9 xx) HUD-1 on sale of prior property xx(xx) includes pay-off however, not included on credit report.
**Lender acknowledged exception:  Per discussion with xx current living situation and lack of full residence rating is OK. (We will proceed without a separation agreement as borrower is still legally married and without tax/insur for wife's property due to QCD), Compensating Factors:  - Recvd 12/18 - UW Worksheet already in file acknowledging this Exception for Mortgage rating is sufficient to satisfy VOM/VOR requirement
EV 2 **Lender acknowledged exception:  Per discussion with xx current living situation and lack of full residence rating is OK. (We will proceed without a separation agreement as borrower is still legally xx and without tax/insur for xx property due to QCD)

											Verified employment history
432276637	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 80%LTV - Max 85%LTV;	CRED 0083 Asset Documentation is Insufficient - Missing xx monthly bank statement for xx month bank statement program: xx monthly statements provided for xx month bank statement program. Missing xx joint personal statement A/#xx. Based on bank statement analysis (xx) $xx deposits were considered for xx. Unable to verify NSFs (max xx) - Recvd xx - xx bank statement for joint account #xx provided for review. Exception cleared

432276655	432276655	Securitized	1	1	1	1
432276107	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 75%LTV - Max 90%LTV; Verified employment history - 6 years xx verified by Business license xx filed xx
; Verified housing payment history - xx verified 0x30 late rent payments per VOR xx since xx;	CRED 0084 Income Calculation Discrepancy - Missing bank statement analysis to validate income used to qualify. Approved as xx month personal bank statement program thru xx xx. For review purposes, used lower monthly income as shown on initial 1003 (xx) in the amount of $xx/month - Recvd xx - Bank Statement Analysis for xx month period ending xx which expires xx in the amount of $xx/month. Exception cleared.

	432276115	Securitized	1	1	1	1				Verified credit history - xx credit reference provided in lieu of credit report - xx year 'xx banking operations have been satisfactory';
	432276126	Securitized	2	1	1	2				Low LTV/CLTV/HCLTV - 63.09%LTV - Max 70%LTV refi for DSCR; Verified housing payment history - xx month verified 0x30 mortgage payment history per credit report;	APPR 0002 Appraisal is Incomplete - Appraisal (xx) is a xx property used for xx purposes. Missing xx Income Statement. (Appraisal xx subject rent schedule reflects $xx/month estimated monthly income. Review used $xx/month as shown on approval xx for DSCR purposes)., Compensating Factors: - Revd 12/18 - Lender acknowledged exception: Per xx OK to forego the 216 Operating StatementLow LTV/CLTV/HCLTV
432276145	432276145	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 790;
432276146	432276146	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mid score of 672;	CRED 0083 Asset Documentation is Insufficient - Missing updated xx Statement: Loan closed xx (xx). xx statement dated xx. Missing either the xx statement or online transaction history as of the date of closing or final escrow deposit. (xx and xx stmts provided xx) - EV2 per client response: xx Bank satement dated xx still acceptable expiring on xx as xx days added. Though not included in our guidelines, xx allows our borrowers a 15-day grace period in addition to the stated expiration dates on all bank statements provided for asset determination in qualifying for a loan, and is reflected & built in on all of our Asset Calculation Worksheets.		CRED 0006 Missing Employment doc (VVOE) - Missing VVOE within xx hours prior to funding: Written VOE (xx) dated xx. Note (xx) dated xx. VVOE not provided for review. - 12/13/19 Recd VVOE.
432276148	432276148	Securitized	1	1	1	1				Verified credit history - xx yr banking relationship per xx reference letter; Verified housing payment history - xx months 0x30 mortgage payment history with xx per pay history provided for review ;
432276157	432276157	Securitized	2	2	1	1				Low DTI;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 reflects that the borrower is xx with job as xx. Borrower is not xx.
432276051	432276051	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mid score of 754; Low LTV/CLTV/HCLTV - 64.93%LTV - Max 75%LTV;	CRED 0093 Credit Documentation is Insufficient - Missing xx month 0x30 housing payment history: Borrower purchased current primary residence xx (Sitex xx) - no mortgage recorded. One month bank statement program requires 0x30 for xx months., Compensating Factors: Low LTV/CLTV/HCLTV, Established credit history
432276088	432276088	Securitized	2	2	1	1	Established credit history - xx years depth of credit with mid score of 696; Verified housing payment history - xx months 0x30 prior mortgage payment history thru xx/xx (no current mortgages - REO owned free and clear);	GIDE 0001 Guideline Exception(s) - Appraisal states xx location. Zoning Description is xx residential. Subject property xx xx and appears xx in nature. xx xx bank statement program does not allow for xx properties. Final application business address for xx xx is the xx property. Lender acknowledged exception- exception granted to remain on xx by xx., Compensating Factors: Verified housing payment history	CRED 0082 Income Documentation is Insufficient - Borrower xx letter does not include xx stated monthly income as required. 2) xx xx bank statement program requires xx year history verified by CPA xor xx license. xx xx issued xx (xx) reflects xx. xx letter (p xx) verifies borrower has been xx for more than xx years. Unable to verify borrower current xxx has xx year history. - Recvd 12/23 - Updated 1003 reflects xx years xx xx which agrees with xx letter xx years xx.

APP 0002 Final 1003 Application is Incomplete - Borrower final application (xx) states borrower is xx for xx years with xx/xx as xx/xx. xx license issued 3xx (xx) reflects xx. Borrower LOE (xx) states xx is xx from xx years in xx business xx years ago and has leased xx xx this year to pursue xx. CPA letter (p xx) verifies borrower has been xx for more than xx years. It appears the 'xxxx' and 'xx' as stated on the final application are not for xx xx. - Recvd 12/23 - Lender provided pg1 of final 1003 with years on job corrected from xx to xx yrs and "Position/Type of Business" as CEO (with Construction marked out) initialed by borrower.

APPR 0003 Appraisal value is not supported. - Desk Review required - Post Close AVM 12/05/19 $xx Variance -26.83% Confidence Score 83 exceeds the max allowed tolerance of 10%.
 - AVM 2/2/21 supports original value $xx

TRID 0162 LE is not within 3 business days of Change of Circumstance. - Change of Circumstance (xx)includes a xx xx as of xx and  on xx a circumstance affecting xx. A Loan Estimate for xx xx xx not provided for review.  Initial LE dated xx (xx) does not include a xx  xx.  LE (xx) dated 20XX.

	432276113	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 682 and 684;
432276114	432276114	Securitized	2	1	2	1	Verified credit history - 3 year verified credit history serviced as agreed per international credit reference; No Apparent Right to Statutory Damages - EV2 due to immaterial issue;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing copy of Seller CD/HUD from file, Compensating Factors: No Apparent Right to Statutory Damages	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Flood Certification and Insurance Policy pg xx show Flood zone of AE while appraisal pg xx show xx per FEMA - Recvd xx - Revised appraisal reflecting Flood Zone xx. Exception cleared.

CRED 0083 Asset Documentation is Insufficient - Missing updated bank statements: Bank statements provided for review A/#xx dated xx (xx) and A/xx dated xx (xx). Note dated xx (xx).  Current xx month bank statements not provided for review.  2) Missing clearance of $xx earnest money deposit.  Escrow Deposit Acknowledgement (xx) states $xx received for a total of $xx.  - Recvd xx - Lender response provided. Exception cleared.

432276121	432276121	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 743;	APPR 0003 Appraisal value is not supported. - Post Close AVM 12/05/19 $xx Variance -11.73% Confidence score 87 exceeds the max allowed tolerance of 10%.
 - 2/2/21 avm supports original value of xx within -10%.

432276112	432276112	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid scores of 683 and 664;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Primary borrower/wage earner does not meet the minimum credit depth requirements for 1 Mo personal bank statement program of a minimum credit depth of 5 years w/a minimum of 3 accounts paid as agreed. Per the credit report the borrower only has 2 active accounts, a Mortgage with 27 mths reviewed 0x30 and an Auto lease reviewed xx 0x30. There are xx closed accounts: Revolving account opened xx DLA xx and an Installment account opened xx DLA xx. - Recvd xx: With the guideline quoted minimum age of xx years tradelines with xx accounts paid as agreed, there is no further requirement for the tradeline to be open, active, etc. In this case, borrower has many tradelines older than xx years with xx paid.
Exception cleared

432276124	432276124	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 716; Verified housing payment history - xx months 0x30 mortgage payment history; Low LTV/CLTV/HCLTV - 48.49%LTV - Max 70%LTV;	CRED 0112 Missing Business Purpose Attestation - Loan was approved as a Non-Prime investor DSCR loan. Missing cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes. - xx - Business Purpose letter not required - no indication in loan file provided by lender funds used for consumer purposes.

432276142	432276142	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 738 and 738;
432276155	432276155	Securitized	2	2	1	1				Established credit history - xx years depth of credit with mid score of 780;	CRED 0022 Cashout Exceeds Guidelines - Cash back at closing in the amount of $xx(xx xx) exceeds max allowed of $xxfor Loan amount over $xx. , Compensating Factors: Established credit history		ROR 0008 Missing Right of Rescission Expiration Date - Missing Right of Rescission Expiration Date (xx) - Recvd xx - ROR with expiration date xx initialed by xx. Exception cleared
432276158	432276158	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 582; Low LTV/CLTV/HCLTV;	CRED 0071 Collections have not been satisfied or paid off - Collection per credit report (xx) reflects open date of xx with a current balance of $xx was not paid at closing. Post-closing CD (xx) does not include pay-off. No indication a payment plan has been worked out between the borrower and creditor. - Recvd xx- Credit supplement dated xx verifying Credit Collection Service had been paid in full. Exception cleared.

432276033	432276033	Securitized	2	1	1	2	Established credit history - xx years depth of credit with mid score of 687;	APPR 0003 Appraisal value is not supported. - Desk Review required - Post Close AVM 12/09/19 $xx Variance -25.075% exceeds the max allowed tolerance of 10%. , Compensating Factors: - EV2- Lender appraisal review calculated value of $xx for LTV purposes based on invoices and receipts from xx for $xx(pxx) added to Sales Price $xx xx for value of $xx. Based on AVM value of $xx result is a no longer a negative variance.
Established credit history	CRED 0112 Missing Business Purpose Attestation - Loan was approved as Non-Prime investor DSCR loan. Missing cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes. - xx - Business Purpose letter not required - no indication in loan file provided by lender funds used for non-business purposes.

432276001	432276001	Securitized	2	2	1	1	Established credit history - 21 years depth of credit with mid score of 712;	CRED 0093 Credit Documentation is Insufficient - Private party VOR (xx) provided reflects borrower has rented since xx5x for $xx/month. Missing copies of cancelled checks for last xx months as required for first time home buyer, One Month bank Statement program. VOR is from borrower xx, same individual providing xx xx. Final 1003 (xx) reflects rent-free. Initial 1003 (xx) states living with xx., Compensating Factors: Established credit history	CRED 0018 Gift Funds not Properly Verified - Missing verification of funds to escrow agent at closing: CD (xx) cash to close in the amounts of $xx and $xx. Gift letter xx (xx) for $xx. Gift letter (xx) for $xx. Letter from donor (xx) xx states $xx at closing. xx monthly statement of donor deposit account balance of $xx(xx). Unable to determine total gift funds from donor. Verification of funds transferred not provided.
 - Recvd xx - Receipt of closing funds from escrow agent in the amount of $xx from borrower BOA account and $xxfrom xx. Exception cleared

432276078	Securitized	1	1	1	1	Verified credit history - 13 years borrower maintains satisfactory accounts per international credit reference letter ;	CRED 0083 Asset Documentation is Insufficient - Missing xx month statements for closing assets: $xx xx and $xx xx (xx) wire - transaction history from xx to xx. Funds to close $xx check #xx A#xx xx - missing current statements. xx and xx statements provided (xx/xx) - Recvd xx - xx A/#xx xx xx statement provided. Exception cleared.

432276083	432276083	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 794; Verified employment history - xx years xx per xx detail report;	APPR 0003 Appraisal value is not supported. - Desk Review required - Post Close AVM 12/10/19 $xx Variance -19.49% Confidence Score 84 exceeds the max allowed tolerance of 10%
 - AVM dated 2/2/21 supports original value $xx

432276177	432276177	Securitized	1	1	1	1				Verified credit history - xx year satisfactory accounts per credit reference letter for xx borrower;
432276184	432276184	Securitized	2	1	1	2	None;	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM 11/25/19 $xx Variance -10.86% Confidence Score 79 exceeds the max allowed tolerance of 10%.
, Compensating Factors: - EV2 - LTV is based on Purchase price of $xx which results in a variance of -5.17% which is within tolerance limit.None	GIDE 0001 Guideline Exception(s) - ODF xx xx xx home purchase approved as no ratio loan. Based on xx UW Guidelines xx and ODF Overlay dated xx Section xx Stated Income/Verified Assets. Income is not stated on the 1003 or included on the loan approval worksheet.

432276569	432276569	Securitized	1	1	1	1				Verified credit history - xx year satisfactory credit history per international credit reference letter (xxxxx);
432276638	Securitized	1	1	1	1	Verified housing payment history - 40 months verified 0x30 mortgage payment history;	APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA
Appraisal xxxxx - Recvd 12/23 - Recvd updated Supplemental Addendum dated xxxxx with required Title XI of FIRREA verbiage included.  Exception cleared.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Loan approved as One Month Bank Statement program. Borrower  stated income xxxxx/month (xxxxx).
Bank statement does not attest to the declared monthly income with deposits of xxxxx for xxxxx (stmt xxxxx) and xxxxx for xxxxx (stmt xxxxx). Application date xxxxx. Per internal memo dated xxxxx the applicants business account may supplement the personal account to establish additional revenue. A business account was not provided for borrower.
(LAW xxxxxx pricing adjustment for deposits not supporting income. Meets updated NP matrix xxxxx requirements)
 - 1/23/2020 - Exception cleared based on lender approved 1MBS guidelines and internal memo dated xxxxx.

432276635	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.99%LTV - 70%LTV Max;	PROP 0012 Missing Certificate of Occupancy - Certificate of Occupancy not provided for review (Cert of Occupancy bookmarked in file pgs xxxxx are blank pages) - Recvd xx- Received Certificate of Completion. Meets requirement. Exception cleared.

432276640	432276640	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 696; Verified housing payment history - xx 0x30 mortgage payment history;
432276065	432276065	Securitized	2	2	1	1				Verified reserves - Verified reserves in the amount of $xx. (xx consecutive xx bank monthly statements provided as supporting documentation.);	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Insufficient xx bank credit letters: xx; payroll savings account since xx in xx) and xx bank having a xx address, checking account since xx for borrower having a xx address. (Borr LOE xx- xx where xx receives mail) , Compensating Factors: - EV 2 - xx xx credit is approved by Sr Mngmt xxVerified reserves
432276069	432276069	Securitized	1	1	1	1	Established credit history - xx years depth of credit with mid score of 704; Verified employment history - 10 yr xx verification xx Dept of State; Low LTV/CLTV/HCLTV - 63.16%LTV - Max 75%LTV;	CRED 0083 Asset Documentation is Insufficient - Missing access to funds letter from joint account holder:
 Checking xx is a xx account  (xx xx statement xx)  Funds required to close.

APPR 0003 Appraisal value is not supported. - Post Close AVM 12/13/19 $xx Variance 0.84% Confidence Score 50
Appraised value is $xx(xx) and Sales price is $xx(xx). Borrower agreed to pay more than the appraised value per the contract (Rider xx). Value is supported per comps provided. - AVM date 2/2/21 shows value $xx

432276174	432276174	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid scores of 658 and 628; Verified reserves - Verified assets in the amount of $xx for 12 months PITIA reserves;
432276192	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 48%LTV;	CRED 0093 Credit Documentation is Insufficient - Missing xx months canceled checks to verify 0x30 late rent payments: VOR (xx) provided for review is from a private party. VOR reflects borrower has rented since xx to present $xx/month. (Borrower previous home ownership Seller HUD-1 xx xx - no mtg) - Recvd xx - Exception cleared based on lender response. LTV < 80%

	432276198	Securitized	2	1	2	1				Verified housing payment history - xx months 0x30 mortgage payment history;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the CD issued xx for adding appraisal fee. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (xx., Compensating Factors: Verified housing payment history
432276595	432276595	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 41.29%LTV - Max 65%LTV;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Loan approved as xx xx which agrees with final 1003 (xxxxx) and Borrower LOE (xxxxx) states using subject as xx xx; only xx subject in xx when xx are xx of xx. xxxxx Occupancy and Financial statement marked subject is investment signed and dated xxxxx by borrower. - Recvd xx - Borrower corrected Occupancy and Financial Statement reflecting xx

	432276094	Securitized	1	1	1	1				Verified housing payment history - xx months 0x30 mortgage payment history per credit report; Verified employment history - 5 yr xx based on CPA letter;
	432276125	Securitized	1	1	1	1
432276583	Securitized	1	1	1	1	Verified housing payment history - xx months 0x30 mortgage payment history;	CRED 0112 Missing Business Purpose Attestation - Approved as Non-Prime DSCR investment loan. Missing cash-out purpose letter to verify proceeds are to be utilized business or consumer purposes.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC xxxxx and CSC xxxxx which were to close simultaneously with subject and are included on REO Schedule (xxxxx) - Recvd 12/28 - Received supporting documentation for CSC xxxxx. Exception cleared.

432276585	Securitized	1	1	1	1	Verified housing payment history - 31 months 0x30 mortgage payment history;	CRED 0112 Missing Business Purpose Attestation - Approved as Non-Prime DSCR cash-out investment property. Missing cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC xxxxx and CSC xxxxx which were to close simultaneously with subject and are included on REO Schedule (xxxxx)
 - Recvd 12/28 - Received supporting documentation for CSC xxxxx and CSC xxxxx. Exception cleared.

432276586	Securitized	1	1	1	1	Verified housing payment history - 31 months 0x30 mortgage payment history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC xxxxx and CSC xxxxx which were to close simultaneously with subject and are included on REO Schedule (xxxxx)
 - Recvd 12/28 - Received supporting documentation for CSC xxxxx and CSC xxxxx. Exception cleared.

CRED 0112 Missing Business Purpose Attestation - Approved as Non-Prime DSCR investment property cash-out refinance. Missing cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes

432276030	Securitized	1	1	1	1	APPR 0003 Appraisal value is not supported. - Desk review required - Post Closing AVM dated xxxx with an estimated value of $xxxx, Confidence score of 92, results in a -19.41 variance which exceeds 10% tolerance. - Issuer obtained corrected BPO reflecting value of $xx which supports original appraisal of $x within 10%

COMP 0008 Missing Base Index Rate - Material Compliance Finding: Based on 1 Year treasury Bank rate provided xxxx 1.86%. Specific Closing Instructions with verified index rate used not provided for review --  Index Rate not within allowable values xxxx for specified Index 1 Year US Treasury Constant Maturity (weekly) xxxx within lookback period [45] for Loan Disbursement Date xxxx - LDR provided with base index 1.57%. Exception cleared

GIDE 0001 Guideline Exception(s) - Based on Promissory Note for initial purchase of subject property by borrower xx) there was a balloon payment due xx.  Should the loan default an interest rate of xx% will be assessed on entire balance balance due. Based on notarized "Agreement Regarding payoff of Loan" item H. 'xx is in default for non-payment of balloon note'. An extension of maturity date was not provided.
2) Borrower paid off Note xx in the amount of $xx. xx forwarded funds for pay-off of balloon note and provided a short-term Note in the amount of $xx(xx. The property was subsequently deeded to xCx x wixthx a purchase price of $xxHUD-1 xx. - Lender explanation provided. Exception cleared.
2) Property transfer of ownership meets CSC Guide for property ownership/seasoning as it not a pyramid or flip scheme. Appraised value supported.

APP 0002 Final 1003 Application is Incomplete - Final 1003 xxxx indicates borrower self-employed xxxx. xxxx states "Right to transact Business" - Forfeited. Borr S/E LOE xxxx, $xxxx, is a "xx" company entity.  Additional Borr S/E LOE xxxx states xxxx, Operating Agreement xxxx.  (SOS xxxx) xxxx is  not included on the final 1003. - Recvd Taxable Entity Search results as of xxxx for xxxx  Exception cleared.

CRED 0082 Income Documentation is Insufficient - Missing updated xxxx bank statement:  Note dated xxxx statement dated xxxx Most recent personal account's bank statement with no NSFs and positive ending statement not provided for review as required based on the One-Month Bank Statement Program over-lay dated xxxx  - Lender response received.  Exception cleared.

CRED 0093 Credit Documentation is Insufficient - Missing xx months mortgage history as required for One Month bank Statement program:  xx months Canceled checks provided for xx considered 'rent' to xx which is the loan payment amount $xx to xx.  Borrower mortgage xx  $xx(Note xx) for interest only payments $xx/month beginning xx thru xx when loan was due and payable were not provided for review.  Borrower did not move into the house until xx when the remodel was complete (Borr LOE xx). Unknown prior primary address. (Private party Note with xx, xx, $xx xx does not include monthly payments - xx note due xx was released xx at time of xx. Copy of HUD-1 on sale of subject from borrower to xx xxon xx.) - Recvd xx - Canceled ck copies of borrower rent fromxx thru xx and mortgage payments from xx.  Exception cleared

	432276218	Securitized	1	1	1	1				Verified housing payment history - xx months 0x30 mortgage payment history; Low LTV/CLTV/HCLTV - 75%LTV - Max 85%LTV for 'A' primary purchase with loan amount greater than $xx; Verified employment history - 12 yr xx contractor verified by xx license detail (xx) issued xx.;
432276636	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 60%LTV - Max 65%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM 12/24/2019 xxxxx Confidence score 79 Variance -32.38% exceeds 10% tolerance - AVM 2/2/21 supports original value of $xx

432276231	Securitized	2	2	1	1	Verified housing payment history - xx month 0x30 mortgage history;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Minimum deductible as shown on policy (xxxxx) is xxxxx. Max per guidelines xxxxx.

Funding exception noted and approved: xxxxx (xxxxx) Deductible exception approved. E-mail from xxxxx, Compensating Factors: - EV2 - Funding exception for hazard deductible per approval worksheet xxVerified housing payment history	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - Appraisal xxxxx and preliminary title (xxxxx) APN xxxxx. APN # per Mortgage document (xxxxx) xxxxx - xx - APN on Mortgage is the MAP number which is also referred to on tax statement provided. Exception cleared.

432275695	Securitized	2	1	1	2	Established credit history - xx years depth of credit with mid scores of 679 and 647;	APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - No xx found in file to support flooring has been replaced and crack has been repaird in xx floor. xxxxx address and either or per the Lender if a 442 is needed. Appears purchas price reduce xxxxx to cover the cost to do the flooring and repair the crack per UW approval xxxxx, Compensating Factors: - Ev2 - Lender acknowledged exception 1xx. Approved by Sr Mngmt. All repairs to be made within xx days of close. Recvd xx - Per xx conference call with xx mngmt requirement of holdbacks/442s not required. Holdbacks are a function of Servicing dept. Established credit history	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - xxxxx of the Appraisal shows Flood Zone As AE while Flood Certification xxxxx shows in xx zone. - Recvd xx - Revised appraisal with flood zone xx. Exception cleared.

APP 0004 Initial 1003 Application is Incomplete - Recvdxx - Recvd borrower initial 1003 from lender.  Exception cleared.

432275699	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 56.52%LTV - Max 70%LTV;	CRED 0082 Income Documentation is Insufficient - Missing current bank statement for one month bank statement program: Per approval A/xxxxx was used for income qualification however, bank statement not provided for review. Unable to verify stated income of xxxxx/month. (Note dated xxxxx) - Recvd 10/10/2020 - BOA A//xxxxx act activity with total deposits of xxxxx which attests to borrower stated monthly income of xxxxx/month. (xxxxx stmt provided xxxxx deposits, xxxxx acct activity stmt xxxxx deposits)

	432276029	Securitized	1	1	1	1				Verified employment history - 4 year xx based on Articles of xx(xx) filed xx/xx/xx ;			APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM 1/9/2020 $xx. Variance -27.18% exceeds 10% tolerance - AVM date 2/2/21 supports value of $xx
	432276052	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 55.93%LTV - Max 70%LTV;			CRED 0112 Missing Business Purpose Attestation - Missing ODF statement of purpose/cash-out purpose letter to verify proceeds are to be utilized for business or consumer purposes
432276104	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 44.57%LTV - Max 70%LTV;	CRED 0112 Missing Business Purpose Attestation - Missing cash-out purpose letter from borrower to verify the proceeds are to be utilized for business or consumer purposes. (proceeds paid off 1st mtg along with $xx haz insur, delq tax, collection)

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification borrower primary residence is owned free and clear and not subject to 0x30 mortgage payment history review.  Review used stated tax and insurance from final 1003 due to approved as DSCR+ - Recvdxx - Clarification received via e-mail from borrower non-subject at xx is owned free and clear.  Exception cleared.

432276105	Securitized	2	1	2	1	Established credit history - xxxx years depth of credit with mid score of xxxx; Verified housing payment history - xxxx month xxxx rent payment history per supplemental credit report (xxxxx); No Apparent Right to Statutory Damages - EV2 due to Non-Material issue;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflects any sales commissions paid to the listing or selling agents. (xxxxx). Seller Cd does reflect the commissions paid (xxxxx)., Compensating Factors: No Apparent Right to Statutory Damages	TRID 0172 Missing revised LE after Change of Circumstance - There is a COC for rate lock on xxxxx, corresponding LE not provided for review - Recvd xxxx- Correct CIC provided. Rate lock xxxxx which matches LE's.

	432276141	Securitized	2	2	1	1				Verified housing payment history - 25 month 0x30 mortgage payment history per credit report;	GIDE 0001 Guideline Exception(s) - Missing borrower stated income: Approval and underwriting worksheet reflect approved as a 'no ratio' loan. Final 1003 xxxxx does not include source of income or a stated monthly income. Based on CSC ODF Non-Owner Business Purpose Program guideline overlay xxxx III. Business Purpose -- CSC will require an application include a declared income by the Borrower and underwriting will calculate a DTI based on such declaration without documentation to substantiate. DTI 50%., Compensating Factors: Verified housing payment history
432276219	Securitized	2	2	1	1	Verified housing payment history - 99+ months 0x30 mortgage payment history on several mortgages per credit report;	CRED 0082 Income Documentation is Insufficient - Missing stated income: Loan approved as ODF Business Purpose. Final 1003 (xxxxx) does not include borrower employment information or a stated monthly income. CSC NOO Business Purpose Program guideline overlay xx (xxxxx)"... whereas it is acceptable to have a negative DSCR CSC will require an application include a declared income by the borrower and underwriter will calculate a DTI." Borrower LLC Operating Agreement is provided (xxxxx) Max 50.49%DTI., Compensating Factors: Verified housing payment history	CRED 0083 Asset Documentation is Insufficient - Missing HUD-1's on 3 CSC mortgages to verify sufficient assets to close: xxxxx. Underwriting worksheet reflects 1031 funds used for new loan xxxxx. - 1/16/2020 - Final HUD-1 settlement statements provided on xx purchases. Total proceeds due from borrower xxxxx and xxxxx from 1031 Exchange. Assets verified per review exceed total proceeds due from borrower. Exception cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of P&I on 3 new CSC loans:  This loan is part of a xx. Based on Underwriting worksheet only one has closed. Included on REO Schedule xxxxx. - 1/16/2020 - Lender response received.  Exception cleared.

PROP 0012 Missing Certificate of Occupancy - Missing Certificate of Occupancy - It appears that it was possibly sent in an e-mail (xxxxx) however, reviewer unable to verify

432276225	Securitized	2	2	1	1	Established credit history - 4 years depth of credit with mid score of 741; Low LTV/CLTV/HCLTV - 60%LTV - Max 90%LTV;	CRED 0032 Missing borrower immigration or residency status documentation - Permanent resident status not approved at time of loan. Application xxxxx. EA card xxxxx., Compensating Factors: - EV 2 lender exception approved by xx.Established credit history	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Flood Cert xxxxx shows zone as AE while Appraisal xxxxx shows X500 - xx - Revised appraisal provided with flood zone corrected to zone AE.

432276129	Securitized	2	2	1	1	Established credit history - 39 years depth of credit with mid score of xxxx;	CRED 0009 Unacceptable Credit History - Credit does not meet 1 month bank statement program: 5 year mortgage rating per credit report - 2x30 xxxxx and 1x60 xxxxx. No mortgage history since xxxxx. (subject free and clear at origination) Tax lien in last 3+ years: per preliminary title (xxxxx) lien for xxxxx defaulted taxed xxxxx and current taxes will be dlq xxxxx., Compensating Factors: Established credit history	QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Loan was approved as Non-Prime One Month Bank Statement Program with stated monthly income of xxxxx. Personal Bank statement provided for supporting documentation, xxxxx, reflects deposits of xxxxx for xxxxx and xxxxx for xxxxx which do not support the declared monthly income of xxxxx. Applicant's business account was not provided to establish additional revenue as provided for per Internal Memo xxxxx. Initial Approval (xxxxx) dated xxxxx.
(LAW xxxxx did not make a pricing adjustment for deposits not supporting income)
 - 1/16/2020 - Lender response received. Application date prior to xxxxx.  Exception cleared.

432276244	Securitized	2	1	2	1	Established credit history - xxxx years depth of credit with mid scores of xxxx and xxx; Verified housing payment history - xxx months xxx mortgage payment history;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Broker RESPA cure for the appraisal was improperly disclosed in Section xx--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxx: Appraisal Fee, Broker Compensation (Borrower Paid). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (xxx CFR xxx(xxx)(xxx); xx CFR xxxx(xx)(xx); xxxx CFR xxxxx(x)(x)(x)). - EV2 Post Closing corrective action. Recv xxxxx - Corrected CD and Proof delivery to borrower provided	TRID 0003 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular) - The APR as shown on the initial CD 4.9% is inaccurate. --The Annual Percentage Rate of (4.9%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than xxxxbusiness days before the consummation date of (xxxxx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them xx business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (xx CFR xxxx(x)(x)(xx)(x)); xxx(x)(x)(x); x(x)(x)(x)(x); xxxx(x)(x)) - Corrected the interest to date, system cleared.

APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxxx xxxxx Variance -39.92% Confidence Score xxx  exceeds the max allowed tolerance of 10%.
 - AVM dated 02/02/2021 supports value of $xx

TRID 0087 Closed-End APR Disclosure Tolerance - The disclosed APR (xxx) is lower than the actual APR (5.396) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (xxx(xx), xxxx(x)(x), & xxxxxx(x)(x)) - Corrected the interest to date, system cleared.

432276108	Securitized	1	1	1	1	Verified housing payment history - xxxx months xxxx mortgage payment history on open mortgages.;	CRED 0084 Income Calculation Discrepancy - Missing bank statement analysis to validate income used to qualify. (Borrower monthly income based on 12 months business bank statements) - Recvd xxxx - Bank statement analysis provided for review. Exception cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Supporting documentation not provided for tax and insurance on borrower primary residence located at xxxxx Mortgage statement (xxxxx) does not include escrow payment.   Review used tax and insurance totals from final 1003 (xxxxx) for DTI purposes. - Recvd xxxx - Received tax and insurance documentation for borrower primary residence.  Exception cleared.

APP 0002 Final 1003 Application is Incomplete - Missing borrower signed final 1003 - Final application xxxxx signed by loan originator only.  Final application xxxxx not signed by borrower (REO Schedule xxxxx and demographic info xxxxx)  - Recvd xxxx - Final 1003 signed by borrower xxxxx. Exception cleared.

	432276123	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 58.852%LTV - Max 70%LTV; Verified employment history - 6 year xxxx per CPA letter xxxxx ; Established credit history - 23 year credit history with xxxx mid-score;	CRED 0001 Unacceptable Mortgage History - 24 month mortgage history does not meet minimum 0x30 requirement for One month bank statement program: 1st mtg 99 months reviewed 1x30 xxxxx and previous mtg 68 months reviewed 2x30 xxxxx. Requirement for mortgage history - no mortgage delinquency in last 5 years. , Compensating Factors: Low LTV/CLTV/HCLTV, Established credit history, Verified employment history
432276261	Securitized	2	2	1	1	Verified credit history - 17 year credit depth with mid-score 812 for xx borrower. Credit reference letter xxxxx since xx with favorable reference and good financial standing.;	GIDE 0001 Guideline Exception(s) - Borrower approved using ODF - xx program. Borrower has a xx. Borr LOE xxxxx xxxxx was issued a SSN when studying in the USA.
2) Borrower hazard insurance policy xxxxx with xxdoes not include a fidelity bond.  , Compensating Factors:  - Lender approved exception per ULAW (xx)xx/xx/xx Ok per xx to proceed
											2) Insurance Exception approved by Funding xx (xx) Verified credit history
	432276273	Securitized	1	1	1	1				Verified credit history - 28 year credit relationship per credit reference letter xxxxxx; Low LTV/CLTV/HCLTV - 50%LTV - Max 70%LTV;
432276182	Securitized	2	2	1	1	Verified housing payment history - 19 months 0x30 mortgage payment history on non-subject 1031 exchange property. VOR from xxxxx 0x30 since xxxxx for total of 57 months.; Low LTV/CLTV/HCLTV - 69.44%LTV -- Max 75%LTV;	GIDE 0001 Guideline Exception(s) - 1031 Exchange Agreement does not include replacement property address (xxxxx)
*2) Borrower xxxx condo insurance policy for xxxxx which meets 20% requirement however, deductible is xxxxx. Requirement is 1%.
*3) xxxx policy Crime Coverage xxxxx and xxxx Bond xxxxx. Policy does not cover xxxxx Minimum xxxx coverage. , Compensating Factors: Verified housing payment history	QMATR 0008 VOE/VVOE must be performed at or before consummation 1026.43(e)(v) - Unable to verify VVOE within 72 hours of funding: VVOE xxxxx. Per Estimated HUD-1 funds disbursed on xxxxx. Unknown final disbursement date. - Recvd xxxx - Final Settlement statement provided - disbursement date xxxxx. VVOE dated xxxxx meets requirement. Exception cleared.

HUD 0001 Missing Final HUD-1 - Missing final Settlement Statement - Estimated statement signed and dated xxxxx provided for review xxxxx. - Recvd xxxx - Final Settlement statement provided. exception cleared.

	432276196	Securitized	1	1	1	1				Verified credit history - 4 yr credit history in good standing per credit reference letter (xxxxx);
	432276660	Securitized	2	1	2	1				Low LTV/CLTV/HCLTV - 50%LTV - Max 80%LTV ;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance is due to mis calculation of taxes and insurance for the subject property. Review used tax payment of xxxxx verified per Title xxxxx. Review used Hazard payment of xxxxx per the deck page on xxxxx. Lender used xxxxx for taxes and xxxxx for insurance.- The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxxx), while the Calculated Projected Payments Table has a value of (xxxxx). - EV2 - Post closing corrective action. Recvd xxxx - corrective CD and proof sent to borrower
	432276661	Securitized	2	1	2	1				Low LTV/CLTV/HCLTV - 46.73%LTV - Max 70%LTV; Verified housing payment history - 60 months 0x30 mortgage payment history based on credit supplement on non-subject mortgage;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance is due to mis calculation of taxes for the subject property. Review used tax payment of xxxxx verified per Title xxxxx. Lender used xxxxx for taxes.--The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxxx), while the Calculated Projected Payments Table has a value of (xxxxx)., Compensating Factors: Low LTV/CLTV/HCLTV
	432276662	Securitized	1	1	1	1				Verified housing payment history - 158 months 0x30 mortgage payments per VOM with previous lender (xxxxx). Current servicer VOM 0x30 previous 12 months (xxxxx).;
	432276266	Securitized	2	1	1	2				Verified reserves - Verified reserves in the amount of xxxxx for 24 months PITI ; Low LTV/CLTV/HCLTV - 75%LTV - Max 80%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM 1/17/2020 xxxxx Confidence score 91 Variance -11.62% does not meet 10% variance tolerance. , Compensating Factors: - EV2 - Variance of -11.62% is based on appraised value of $xx. Property sold for $xx. LTV based on $xx. Variance of -2.23% within toleranceVerified reserves
432276276	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 50%LTV - Max 70%LTV;	APP 0003 Missing Initial 1003 Application - Borrower initial 1003 not provided for review. - Recvd xxxxx- Initial 1003 provided.

HUD 0001 Missing Final HUD-1 - Final HUD-1 settlement statement not provided for review.  Master Settlement Statement dated xxxxx and an Estimated master settlement statement dated xxxxx. - Recvd xxxxx - Final Master Settlement Statement provided.

	432276093	Securitized	1	1	1	1				Verified reserves - Verified reserves in the amount of xxxxx for xxxx months subject property PITI ;
	432276213	Securitized	1	1	1	1				Verified employment history - 8 yr employment history: B2 employed since xxxxx; Verified reserves - Verified xxxxx for 17 months PITI reserves;			CRED 0007 Missing Employment doc (VOE) - Missing VVOE - TWN VOE (xxxxx) dated xxxxx. Loan disbursed xxxxx. Missing VVOE within 72 hours for B2 - Recvd 1/29/2020 - VVOE dated xxxxx - exception cleared.
	432276226	Securitized	2	2	1	1				Verified housing payment history - xx months 0x30 mortgage payment history; Verified employment history - 6 yr history - Borr xxxxx since xxxxx per CPA letter;	HUD 0023 Missing Proof of Release of Escrow Holdback - Final CD (xxxxx) includes an escrow holdback in the amount of xxxxx for roof repairs. Final 442 not provided for review. -- Withhold Closing Instructions xxxxx. Withhold Apreement xxxxxx reflecting within xxx days funds will be released and applied towards principal balance if Corrective Work has not been completed per required inspection report. , Compensating Factors: - EV2 - xx escrow holdback approved by Sr MngmtVerified housing payment history
	432276239	Securitized	1	1	1	1				Verified credit history - xx year satisfactory credit history with 707 mid-score;
	432276245	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60%LTV/CLTV - Max 65%LTV/70%CLTV;
	432276259	Securitized	1	1	1	1				Verified credit history - 30 year satisfactory credit per credit reference letter;
	432276263	Securitized	2	2	1	1				Verified reserves - Verified reserves in the amount of xxxxx for 23.5 months primary/subject PITI reserves;	CRED 0093 Credit Documentation is Insufficient - Missing 24 month 0x30 mortgage payment history required for One Month Bank Statement loans. Borrower owns properties free and clear. Per credit report no mortgage history since xxxxxx. , Compensating Factors: - EV2 Lender approved exception (xx) per xxto 70%LTV and .50 to pricing.Verified reserves
	432276264	Securitized	1	1	1	1				Verified credit history - 35 year satisfactory credit per credit reference letter ;
	432276275	Securitized	1	1	1	1				Verified reserves - Verified reserves in the amount of xxxxx ;
432276144	Securitized	1	1	1	1	Verified credit history - Satisfactory credit reference since xxxxx; Verified reserves - Verified reserves in the amount of xxxxx for 69 months subject PITI;	CRED 0085 Purchase Contract is Deficient - Missing Purchase contract extension - Purchase Agreement xxxxx dated xxxxx with extensions through xxxxx provided. Loan closed xxxxx. Extension agreement through closing date not provided for review. - Recvd xxxx - Lender response provided. Exception cleared.

	432276294	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 65%LTV - Max 70%LTV;
	432276620	Securitized	1	1	1	1				Verified housing payment history - 99 month mortgage payment history 0x30 late payments; Low LTV/CLTV/HCLTV - 52.50%LTV - Max 70%LTV;
432276103	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - 60%LTV - Max 70%LTV; Verified housing payment history - 99 months verified 0x30 mortgage payment history based on current credit report;	RESPA 0030 Homeownership Counseling Disclosure does not contain minimum required 10 counselors - Counselors 2 and 3 are duplicate. Disclosure (xxxxx) only has 9 different counselors. , Compensating Factors: Low LTV/CLTV/HCLTV	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM dated xxxx xxxxx Confidence factor xxxx - Variance -11.5% exceeds 10% tolerance - AVM dated xxxx supports value of $xxxx within 10%

	432276173	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 28.17%LTV/CLTV - Max 65%LTV due to rural property;
	432276190	Securitized	1	1	1	1				Verified credit history - 9 year satisfactory credit reference per credit reference letter xxxxx; Verified reserves - Verified assets in the amount of xxxxx for 27 months PITI reserves on subject property;
432276194	Securitized	2	2	1	1	Verified housing payment history - 111 months verified 0x30 mortgage payment history ;	CRED 0009 Unacceptable Credit History - Collection within current 3 year period on One Month Bank Statement Program: Borrower credit report dated xxxxx includes medical collection dated xxxxx. , Compensating Factors: Verified housing payment history	APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA. Appraisal xxxxx. - Recvd xxxx - 2 appraisals provided for review. 1st appraisal does not include FIRREA language however, 2nd appraisal does. Exception cleared.

432276195	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 37.71%LTV - Max 65%LTV; Verified reserves - Verified reserves in the amount of xxxxx for 26 months PITI of subject property ;	HUD 0001 Missing Final HUD-1 - Missing final Settlement Statement. Estimated statement provided xxxxx. - Recvd xxxx- Lender provided Final HUD-1 Settlement Statement

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of primary residence mortgage with xxxx statement and credit report reflect borrower reverse mortgage however, 1003 (xxxxx) reflects mortgage with xxxx xxxxx with xxxxx/month PITI. Unable to verify reverse mtg paid in full and new mortgage with xxxx. (Per Approval both loans to close concurrently xxxxx) - Recvd xxxx - Lender provided CD xxxxx for xxxxx disbursed xxxxx

432276199	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 60%LTV - 70%LTV max;	PROP 0012 Missing Certificate of Occupancy - Missing Certificate of Occupancy for subject property: Per appraisal new construction (xxxxx) - Recvd xxxx-Lender provided Certificate of Occupancy for subject property

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of mortgage closed concurrently with subject: Property located at xxxxx.  Supporting documentation not provided to verify loan amount, PITI and assets required for closing. - Recvd xxxx - Lender response received. Approved as ODF - verification of non-subject not required. Exception cleared.

432276200	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.99%LTV - Max 70%LTV;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of mortgage closed concurrently with subject: Property located at xx in the amount of $xx. - Recvd 2/10/2020 - Lender response received. Approved as ODF - verification of non-subject not required. Exception cleared.

	432276234	Securitized	1	1	1	1				Verified reserves - Verified assets in the amount of xxxxx for 5.67 months PITI reserves; Low LTV/CLTV/HCLTV - 65%LTV - Max 75%LTV;
432276243	Securitized	1	1	1	1	Verified credit history - 17 year credit depth. Credit history since xxxxx included on credit report reflecting 0x30 lates including prior mortgage 84 months 0x30 paid off xxxxx with a mid-score of xxxx;	CRED 0018 Gift Funds not Properly Verified - Missing verification of receipt of gift funds: Gift letter for xxxxx (xxxxx) states funds to be transferred to settlement agent. Activity detail (xxxxx) xxxxx available balance of xxxxx. Escrow receipt for wire transfer xxxxx at closing not provided for review. - Recvd xxxx - Lender provided xxxx Incoming Wire-Advice of Credit forms. xxxxx and xxxxx. CD xxxxx loan closed xxxxx. Disbursement date xxxxx.

432275697	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 60%LTV - Max 70%LTV;	APP 0004 Initial 1003 Application is Incomplete - Initial application is not provided for review. xxxxx from Approval used for application date. - Recvd xxxx - Lender provided initial application dated by loan originator xxxxx.

432275700	Securitized	2	2	2	1	Verified reserves - Verified assets in the amount of xxxxx for 25 months of subject property PITI.
; Verified housing payment history - 43 months 0x30 mortgage payment history; No Apparent Right to Statutory Damages - EV2 due to Immaterial Issue;	GIDE 0001 Guideline Exception(s) - DSCR less than 1.0% - DSCR+ Approval xxxx 1.065% which meets minimum 1.0% DSCR for Non-Prime program. Review calculated PITI xxxxx. Difference is property tax. Lender used xxxxx. Review used xxxxx/month for property tax based on Utah Tax Notice that reflects tax rate of .009484. Final CD xxxxx monthly property tax xxxxx based on Tax Record Info Sheet xxxxx. Unknown source of lender xxxxx/month. Monthly rent xxxxx (Form 1007 xxxxx market rent). Final CD xxxxx Calculation based on tax rate =xxxxx
  , Compensating Factors:  - EV2 - Recvd updated Loan Approval xx from lender. DSCR 0.994%. Exception approved by xx for xx to be slightly negative.Verified reserves

											HUD 0027 Missing evidence of the Seller HUD1 - Seller CD not provided for review, Compensating Factors: - EV2 due to Non-material issueNo Apparent Right to Statutory Damages
432276128	Securitized	2	2	1	1	Verified credit history - 15 years Satisfactory credit standing verified; Verified reserves - Verified reserves in the amount of xxxxx. Reserve requirement xxxxx for 12 months xxxxx loss. ;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Borrower H06 policy (xxxxx) is in the amount of xxxxx with a xxxxx deductible which exceeds the 1% of the coverage amount requirement., Compensating Factors: Verified credit history	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of pending mortgage: Final 1003 and Loan Approval includes xxxxx with PITIA xxxxx on property located at xxxxx. (For reserve purposes review included xxxxx as negative net xxxxx) - Recvd xxxx - Lender response received. Approved as ODF - verification of non-subject not required. Exception cleared.

432276132	Securitized	1	1	1	1	Verified housing payment history - 40 months verified 0x30 mortgage payment history per credit report;	APPR 0003 Appraisal value is not supported. - Desk Review required - Post-Close AVM xxxx xxxxx Confidence Score xxxx Variance -22.5% exceeds tolerance of 10%. - BPO as-is date xxxx supporting value of $xxxx within 10%

432276136	Securitized	2	2	1	1	Verified employment history - 13 year xxxxx verified by CPA letter; Verified reserves - Verified assets in the amount of xxxxx for 21 months PITI reserves. None required;	GIDE 0001 Guideline Exception(s) - Appraisal expiration date xxxx. Appraisal dated xxxx(xxxxx) , Compensating Factors: Verified employment history	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM dated xxxx xxxxx Confidence score xxxx Variance -41.70% (Value range xxxxx) Variance of -41.70% exceeds 10% tolerance - BPO as-is date xxxx supports value of $xxxx

432276152	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 59.70%LTV - Max 70%LTV;	CRED 0009 Unacceptable Credit History - State tax lien reported on credit report (xxxxx) as of xxxxx. 1 month bank statement program requires 3 year period no collections, charge-offs or tax liens. , Compensating Factors: Low LTV/CLTV/HCLTV

											CRED 0001 Unacceptable Mortgage History - Missing 24 month mortgage history: xxxxx statement program requires minimum 24 month recent mortgage history. Per credit report borrower mortgage paid in full xxxxx 0x30 for 76 months reviewed. Approval provided for review does not include Lender acknowledgement/approval for mortgage history exception., Compensating Factors: Low LTV/CLTV/HCLTV		APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx xxxxx Confidence Score xxxx Variance -58.51% exceeds tolerance of 10% - AVM dated xxxx supports value of $xxxx
	432276316	Securitized	2	2	1	1				Verified housing payment history - 99 months verified 0x30 mortgage late payment history; Low LTV/CLTV/HCLTV - 31.96%LTV - Max 70%LTV;	GIDE 0001 Guideline Exception(s) - Borrower business is a xxxxx but only has one investment property, however that property does have xxxxx units., Compensating Factors: Low LTV/CLTV/HCLTV
	432276321	Securitized	1	1	1	1				Verified credit history - 7 year satisfactory credit history per credit reference letter ;
432276334	Securitized	2	2	1	1	Established credit history - 30 years depth of credit with mid score of xxxx and xxxx; Low LTV/CLTV/HCLTV - 56.36%LTV - Max 65%LTV;	GIDE 0001 Guideline Exception(s) - Missing stated income: ODF NOO Business Purpose purchase. DTI not provided. Application does not include stated income. CSC ODF NOO business purpose program overlay requires stated income and max 50%DTI , Compensating Factors: Established credit history

CRED 0093 Credit Documentation is Insufficient - Missing complete 12 month mortgage payment history on primary residence: Borr LOE xxxxx borrower inherited current primary residence in 2012 with monthly payment automatically deducted from checking account. Copies of cancelled checks and bank statements provided for xxxxx thru xxxxx - Missing xxxxx for 12 month history., Compensating Factors: Low LTV/CLTV/HCLTV	CRED 0105 Missing Copy of Unexpired, Government-issued ID - Missing Borrower Personal Identification: No copies of Driver's license or passports provided for review. xxxx Patriot Act Document signed by UW. xxxxx are blank noted as Personal Identification - Recvd xxxx - Lender provided borrower SS cards along with driver licenses. B1 DL expires xxxxx. B2 DL expires xxxxx.

	432276634	Securitized	1	1	1	1				Verified housing payment history - 75 months current mortgage 0x30 payment history; Low LTV/CLTV/HCLTV - 57.92%LTV - Max 70%LTV;
432276642	Securitized	1	1	1	1	Established credit history - 22 years depth of credit with mid scores of xxxx and xxxx;	CRED 0004 Back-end Ratio exception (DTI) - 4.07% DTI Exception: Approved DTI 34.47%. Review DTI 54.56%. Review did not include xxxxx/month rent (Rental Agreements xxxxx) for subject property or rents on xxxx property as rental income is included in borrower business bank statements. Approval DTI of 34.47% appears to be a mis-calculation. Total debts $ xxxxx/month. Income xxxxx/month. 50.49%DTI max per program guidelines. - xxxx - recvd revised 1003 and underwriting loan approval worksheet. Lender DTI revised from 34.47% to 47.33%. Review agrees with revision to rental income. Exception cleared.

CRED 0084 Income Calculation Discrepancy - Missing bank statement analysis to validate income used to qualify.  - Recvd xxxx- Lender provided Bank Statement Analysis dated xxxxx with monthly income calculated at xxxxx/month. Exception cleared.

CRED 0093 Credit Documentation is Insufficient - Missing Proof of Bankruptcy discharge: Verification Chapter 13 filed xxxxx has been paid in full prior to closing not provided for review  - Recvd xxxx - Lender response received - exception cleared.

432276252	Securitized	1	1	1	1	Established credit history - B#2 25 years depth of credit with mid score of xxxx ; Low LTV/CLTV/HCLTV - 60%LTV - 70%LTV max;	DEED 0001 Missing Mortgage/Deed of Trust - Missing copy of Mortgage/Deed of Trust, Assignment of Rents, Security Agreement and Fixture Filing document. Only the Promissory Note (xxxxx) and Loan Agreement (xxxxx) provided for review - Recvd xxxx - Mortgage/Deed of Trust, Assignment of Rents, Security Agreement and Fixture Filing document signed by borrower and notarized xxxxx provided for review.

	432276258	Securitized	1	1	1	1				Established credit history - 25 years depth of credit with mid score of xxxx ; Verified housing payment history - 79 months 0x30 mortgage payment history on current mortgage;
432276289	Securitized	2	2	1	1	Established credit history - 4 years depth of credit with mid score of xxxx; Low LTV/CLTV/HCLTV - 41.67%LTV - Max 70%LTV;	CRED 0001 Unacceptable Mortgage History - Private party mortgage dated xxxxx VOM xxxxx. Next due xxxxx. Copy of note xxxxx, 17 month bank statements to support payment history of bi weekly payments plus xxxxx statement showing xxxxx payment accepted by private lender.
											, Compensating Factors: Established credit history
432276300	Securitized	2	2	2	1	Established credit history - 20 years depth of credit with mid score of xxxx; No Apparent Right to Statutory Damages - Override to EV 2 due to Immaterial Issue; Low LTV/CLTV/HCLTV - 63.41%LTV - Max 75%LTV;	CRED 0001 Unacceptable Mortgage History - Missing 24 month mortgage history as required for one month bank statement program: prior mortgage history xxxxx from xxxxx thru paid off xxxxx in name of xxxxx only. VOR/Residents Ledger xxxxx for period of 4 months xxxxx. Prior mortgage on credit report 0x30 90 months reviewed paid off xxxxx.
, Compensating Factors: Low LTV/CLTV/HCLTV

											TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflects any sales commissions paid to the listing or selling agents. (xxxxx). Seller CD does reflect the commissions paid (xxxxx)., Compensating Factors: No Apparent Right to Statutory Damages
432276302	Securitized	2	2	1	1	Established credit history - 20 years depth of credit with mid score of xxxx; Verified reserves - Borrower has 11.6 mths of verified reserves xxxxx;	CRED 0001 Unacceptable Mortgage History - Per the lender guideline for 1 month Bank Statement loans no mortgage delinquency w/in the last 5 yrs is allowed. Credit Report reflects Mortgage 1 x 60 xxxxx. Subject Loan closed xxxxx. - Lender Acknowledged Exception w/ Max LTV of 70% and .50% add on to the rate.

											CRED 0009 Unacceptable Credit History - Credit Report reflects multiple Medical Collections w/in the past 3 yrs which is not allowed for the One Month Bank Statement Program. - Lender Acknowledged Exception w/ Max LTV of 70% and .50% add on to the rate.
	432276307	Securitized	1	1	1	1
	432276342	Securitized	1	1	1	1
	432275698	Securitized	1	1	1	1				Established credit history - xx years depth of credit with mid score of 718;			APPR 0003 Appraisal value is not supported. - Desk Review Required --Post Close AVM 02/10/20 xxxxx Variance -18.4% - 2/2/21 AVM supports original value of $xx within -10%.
432275702	Securitized	2	2	1	1	Established credit history - 25 years depth of credit with mid score of 621;	TITL 0009 Missing Required Property Title Search - Missing copy of the final Title Policy due to the Preliminary Title being stale dated at the time of closing. xxxxx. A Gap letter was provided by the closing agent and lender acknowledged an exception. , Compensating Factors: Established credit history

											GIDE 0001 Guideline Exception(s) - Transaction was approved as a Cash Out however, the borrower is on a Land Contract with less than xxxxx. ownership which not allowed for C/O. - Lender Acknowledged Exception for Cash Out Transaction
	432276100	Securitized	1	1	1	1				Established credit history - 18 years depth of credit with mid score of xxxx;			APP 0003 Missing Initial 1003 Application - No copy of initianl loan application found in file. - Recvd xxxx - Broker initial 1003 provided for review
432276122	Securitized	1	1	1	1	Established credit history - 22 depth of credit with mid scores of xxxx and xxxx;	GIDE 0001 Guideline Exception(s) - Deposits to the borrowers personal A/# ending in xxxxx do not support the attested income of xxxxx per month used to qualify. No Business Bank Statement provided. Lender Approval/ WKS does not reflect that an exception was made with any pricing adjustments. (Statements for xxxxx. Review excluded any deposits for B2 xxxxx). - Recvd xxxx - Initial approval prior to xxxxx internal memo. Application date xxxxx. Initial approval xxxxx. Exception cleared.

	432276138	Securitized	1	1	1	1				Established credit history - 24 years depth of credit with mid score of xxx;
432276150	Securitized	1	1	1	1	Verified housing payment history - 99 months 0x30 mortgage payment history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC new loan PITI for DTI purposes. Loan closed xxxxx. Review included xxxxx PITI from REO Schedule.
 - Recvd xxxx - Final CD for xxxxx - loan closed xxxxx. PITI xxxxx HOA = xxxxx PITIA on xxxxx loan amount.  Exception cleared.

APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxx xxxxx Confidence Score xxxx Variance -33.44% exceeds tolerance of 10% - CDA date xxxx supports value of $xxxx

432276151	Securitized	1	1	1	1	Verified employment history - 8 year xxxxx per business license search;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxx xxxxx Confidence Score xxxx Variance -32.15% exceeds 10% tolerance - CDA date xxxx supports value of $xxxx

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC new loan PITI for DTI purposes. Loan closed xxxxx.  Review included xxxxx PITI from REO Schedule xxxxx.
 - Recvd xxxx - Final CD for xxxxx loan amount xxxxx with PITI xxxxx HOA = xxxxx PITIA.  Exception cleared.

	432276183	Securitized	1	1	1	1				Established credit history - 5 years depth of credit with mid score of xxxx; Low LTV/CLTV/HCLTV - 56.99%LTV - Max 70%LTV; Verified housing payment history - 28 months 0x30 mortgage payment history;
	432276187	Securitized	2	2	1	1				Established credit history - 15 years depth of credit with mid score of xxxx; Verified housing payment history - 39 months verified 0x30 mortgage payment history ; Verified employment history - 8 year xxxxx;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Credit depth does not meet One month bank statement requirements. , Compensating Factors: Verified housing payment history
	432276193	Securitized	1	1	1	1				Verified credit history - 11 year credit depth. Borrower has xxxxx accounts with xxxxx in unsecured credit limit. Accounts opened beginning xxxxx. xxxxx rating. No adverse credit.;
	432276223	Securitized	1	1	1	1				Established credit history - 22 years depth of credit with mid score of xxxx;
	432276228	Securitized	2	2	1	1				Established credit history - 23 years depth of credit with mid score of xxxx; Low LTV/CLTV/HCLTV - 59.33%LTV - 70%LTV max;	CRED 0001 Unacceptable Mortgage History - Mortgage history does not meet 5 years/no delinquencies for one month bank statement program: Credit supplement xxxxx includes a 1x30 day late xxxxx., Compensating Factors: Low LTV/CLTV/HCLTV
432276237	Securitized	1	1	1	1	Verified reserves - Total verified assets in the amount of xxxxx.;	HUD 0001 Missing Final HUD-1 - Missing final CD - CD provided for review dated xxxxx. A Final HUD-1 Settlement Statement (xxxxx) signed by borrower and escrow officer xxxxx is provided. However,Non-Prime program Investment Purchase - Missing CD. - Recvd xxxx - Agree with lender response. Exception cleared.

432276241	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 24.09%LTV - Max 70%LTV; Verified housing payment history - 92 month verified 0x30 mortgage payment history on borrower primary residence;	HUD 0001 Missing Final HUD-1 - Missing Final HUD-1 Settlement Statement - Estimated Statement dated xxxxx signed by borrowers and escrow agent. - Recvd xxxx-Borrower's Final Closing statement xxxxx.

CRED 0007 Missing Employment doc (VOE) - Property Management Questionnaire provided for review is not completed by borrower (xxxxx).  2) Property Operating Statement provided in file is blank (xxxxx).
 - Recvd xxxx - Property management Questionnaire completed by borrower provided.

432276242	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 65%LTV - Max 70%LTV;	TITL 0003 Title Issue affecting Lien Position - Updated title commitment (xxxxx) xxxxx reflects Item 10-A (xxxxx) Judgment filed by State of TX xxxxx xxxxx. Documentation judgment paid not provided for review. - Recvd xxxx-Title Commitment provided by lender with item 10A removed (Both title commitments are dated xxxxx. Corrected title now reflects Item 10 as what was previously Item 11 on initial title commitment)

	432276277	Securitized	1	1	1	1				Established credit history - 26 years depth of credit with mid scores of xxxx and xxxx; Low LTV/CLTV/HCLTV - 50%LTV - Max 70%LTV;
	432276127	Securitized	1	1	1	1				Established credit history - 24 years depth of credit with mid score of xxxx; Low LTV/CLTV/HCLTV - 26.67%LTV - Max 75%LTV ; Verified housing payment history - 99 months 0x30 mortgage payment history thru xxxxx when borrower sold home;
432276282	Securitized	2	2	1	1	Established credit history - xxx years depth of credit with mid scores of xxx and xxx; Low LTV/CLTV/HCLTV - 28.96%LTV - Max 65%LTV;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard insurance deductible xxxxx on dwelling coverage of xxxxx which exceeds max xxxxx. , Compensating Factors: Low LTV/CLTV/HCLTV	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx xxxxx Variance -10.46% Confidence Score xxxx exceeds the max allowed tolerance of 10%. - AVM date 02/02/2021 supports value of $xxxx

432276288	Securitized	2	2	2	1	Established credit history - 23 years depth of credit with mid scores of xxxx and xxx; No Apparent Right to Statutory Damages - Override to EV2 due to immaterial issue;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflects any sales commissions paid to the listing or selling agents. (xxxxx). Seller Cd does not reflect the commissions paid (xxxxx).
, Compensating Factors:  - EV2 - Override to EV2 due to immaterial issueNo Apparent Right to Statutory Damages

											CRED 0001 Unacceptable Mortgage History - Missing 24 month mortgage history for one month bank statement program as required, Compensating Factors: - EV2 - lender acknowledged exception - Established credit history
	432276292	Securitized	1	1	1	1				Verified credit history - xxx yr verified satisfactory credit history per international credit reference letter;			APPR 0003 Appraisal value is not supported. - Post-Close AVM xxx xxxxx Confidence score xx Variance -33.40% exceeds 10% tolerance - AVM date xxxx supports value of $xxxx
	432276293	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 61.36%LTV - Max 70%LTV; Verified housing payment history - 99 months verified 0x30 mortgage payment history;
	432276335	Securitized	1	1	1	1
432276249	Securitized	2	2	1	1	Established credit history - xxx years depth of credit with mid scores of xxx and xxx;	CRED 0010 LTV Exceeds Max Allowed - 5%LTV Exception: Max allowed for Rural refi is 65% (xxxxx NP Wholesale matrix). Lender approved subject as Rural with max 70% LTV. (Appraisal xxxxx noted as Suburban. Zoning FG-Exclusive farm use, grazing, Single family allowed.), Compensating Factors: Established credit history	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx xxxxx Variance -42.24% Confidence score xxx exceeds the max allowed tolerance of 10%. - AVM date xxxx supports original value of $xxxx

TRID 0146 LE / CD Re-Disclosure Made Post-Consummation - Per Email in file, xxxxx, a Post Closing CD was issued on xxxxx however PCCD is not in the file. Unable to complete compliance review. - Recvd xx - PCCD xxxxx provided for review.

432276274	Securitized	1	1	1	1	Established credit history - 19 years depth of credit with mid score of xxxx; Verified housing payment history - 99 months 0x30 verified mortgage payment history;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Lender Credit of xxxxx is not sufficient to cure to $0 tolerance variance. COCs in file do not address the increase Transfer taxes--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxxx: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Recvd xxxx - Lender provided correction letter, proof of deliver, ROR, refund check and revised PCCD dated xxxxx.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Lender Credit of xxxxx is not sufficient to cure to $0 tolerance variance.  COCs in file do not address the increase Transfer taxes--The following fee(s) increased from the amount(s) disclosed on the Closing Disclosure sent on xxxxx: Documentary Tax Stamps/Transfer Tax - City/County. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Recvd xxxx - Lender provided correction letter, proof of deliver, ROR, refund check and revised PCCD dated xxxxx.

432276350	Securitized	1	1	1	1	Established credit history - xxx years depth of credit with mid score of xxx; Low LTV/CLTV/HCLTV - 65%LTV - Max 75%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM xxxx xxxxx Variance -17.83% Confidence Score xxx exceeds the max allowed tolerance of 10%.
 - AVM date xxxx supports value of $xxxx

432276351	Securitized	2	1	1	2	Low DTI - 33.54%DTI - Max 50.49% with Borr has 615 mid-FICO (Minimum 500 required);	APPR 0003 Appraisal value is not supported. - Desk review required - Post Close AVM 02/14/20 xxxxx Variance -10.53% Confidence Score 95 exceeds the max allowed tolerance of 10%.
											, Compensating Factors: Low DTI
432276355	Securitized	1	1	1	1	Verified employment history - 5 years verified xxxxx per CPA letter;	APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA (xxxxx) - Recvd xxxx- Appraisal updated as of xxxxx provided. Title XI of FIRREA comment added to the Addendum page

	432275703	Securitized	1	1	1	1				Verified housing payment history - 48 months verified 0x30 mortgage late payment history;
432275704	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 55.19%LTV - Max 70%LTV;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard policy provided for review has an effective date of xxxxx Note date xxxxx - Recvd 2/24 - master policy effective thru xxxxx provided. Meets requirement for cash-out refinance.

APP 0002 Final 1003 Application is Incomplete - Missing final application signed by borrowers.  Final 1003 provided for review xxxxx signed by loan originator only. - Recvd 2/24 - Signature page of final 1003 signed by borrower xxxxx provided.

APPR 0003 Appraisal value is not supported. - Desk review required - Post close AVM 2/19/2020 xxxxxx Confidence factor 91 Variance -14.26% exceeds max tolerance of 10% - 2/2/2021 AVM value supports original value of $xx.

	432276250	Securitized	2	1	2	1				Low DTI - 30.67%DTI based on 12 month bank statement deposits. Max allowable per program guidelines 50.49%.; No Apparent Right to Statutory Damages - EV2 - override to EV2 due to immaterial issue - No Apparent Right to Statutory Damages;	TRID 0140 LE or CD Transaction Information Section is Deficient - Missing Seller Name from all CD's, Compensating Factors: No Apparent Right to Statutory Damages
	432276341	Securitized	1	1	1	1				Verified housing payment history - 99 months verified 0x30 mortgage payment history;			APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM xxxx Confidence score 59. Variance -55.69% exceeds 10% tolerance. - CDA date 02/19/2012 supports value of $xx
432276345	Securitized	1	1	1	1	Verified housing payment history - 46 months verified 0x30 mortgage payment history;	CRED 0093 Credit Documentation is Insufficient - Missing verification of xx xx mortgage payment. Copies of canceled checks for payments beg xx). (Mortgage pay-off xx interest thru xx.) - Recvd xx - payments due on 15th of month. Pay-off recvd dated xx. However, pay-off dated xx) for xx days interest = xx thru pay-off date xx. Verified xx payment was made as of xx pay-off statement date.

	432276349	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 80%LTV - Max 90%LTV;
	432276361	Securitized	1	1	1	1				Verified employment history - Borrower xx for 14 years;
	432276369	Securitized	1	1	1	1				Verified credit history - 23 year Verified satisfactory credit history ;
432276220	Securitized	1	1	1	1	Verified credit history - Borrower has 11 year credit depth with 689 mid-score and CoBorrower has 25 years credit depth with 780 mid-score. (650 FICO required for program);	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC L#xx on non-subject property xx shown on REO Schedule xx loan amount $xx. - Recd 2/26 - Loan Underwriting Worksheet and subsequent cancellation letter to borrower for CSC L#xx

	432276368	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 75%LTV - Max 90%LTV;
	432276371	Securitized	1	1	1	1				Verified credit history - 12 year verified satisfactory credit per credit reference letter; Low LTV/CLTV/HCLTV - 60%LTV - Max 70%LTV;
432276641	Securitized	2	1	2	1	Low LTV/CLTV/HCLTV - 46%LTV - Max 70%LTV;	TRID 0003 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular) - The Annual Percentage Rate of (xx%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (xx). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. xx, Compensating Factors: - EV2 - post-close corrective action recvd xxLow LTV/CLTV/HCLTV

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xx) is ($xx) below the actual finance charge ($xx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xx below the actual finance charge. xx, Compensating Factors:  - EV2 - post-close corrective action recvd xxLow LTV/CLTV/HCLTV

TRID 0087 Closed-End APR Disclosure Tolerance - Interest rate was disclosed as the APR -- The disclosed APR (xx) is lower than the actual APR (xx) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. xx, Compensating Factors:  - EV2 - post-close corrective action recvd xxLow LTV/CLTV/HCLTV

											ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Loan Disbursement Date is on the same date as the required Right of Rescission Expiration Date, xx, Compensating Factors: Low LTV/CLTV/HCLTV
432276314	Securitized	2	2	1	2	Verified housing payment history - 13+ years 0x30 mortgage payment history. Multiple mortgages beginning xx thru current mortgages paid as agreed per credit report;	PROP 0002 Property Type is prohibited - Pending HOA litigation on subject condotel unit. , Compensating Factors: - EV2 1/30 HOA Litigation approved by KG on prior CSC L#xx and he was aware there were 2 loans in process in xxVerified housing payment history

GIDE 0001 Guideline Exception(s) - Subject property DSCR ratio does not meet minimum requirement:  Form 1007/Rent Schedule xx market rent $xx/month.  PITIA $xx for DSCR 0.742%.   , Compensating Factors: Verified housing payment history

											APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM 2/27/20 $xx Confidence score 91. variance -10.34% which exceeds max tolerance of 10%, Compensating Factors: - EV2 - Appraised value $xx. Purchase price $xx. Post close AVM $xx for variance of -0.25% based on lower of purchase price. LTV based on lower of sales price.Verified housing payment history		CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of CSC L#xx $xx on xx as reflected on REO Schedule xx and mortgage payment history if applicable.
432276315	Securitized	1	1	1	1	Verified housing payment history - xxx months xxx mortgage payment history;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxx $xxx Confidence score 87. Variance -23.28% exceeds max 10% tolerance. - AVM date 02/02/2021 supports value of $xx

432276319	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 59.99%LTV - Max 70%LTV;	CRED 0093 Credit Documentation is Insufficient - Missing credit reference letter for Foreign National: total of xx months mortgage history provided along with Letter of Explanation (pxxx). History is from xxx to xxx and xxx to xxx (pxxx)., Compensating Factors: Low LTV/CLTV/HCLTV	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxx $xxxx Confidence score 50 Variance -32.79% exceeds maximum tolerance of 10%
 - AVM date 02/02/2021 supports value of $xx

	432276320	Securitized	1	1	1	1				Verified housing payment history - 99 months 0x30 home equity LOC mortgage payment history per credit report;
	432276301	Securitized	1	1	1	1				Verified credit history - 9 years credit history in good standing per credit reference letter xx;
	432276317	Securitized	1	1	1	1				Verified employment history - 25+years xx per business search;
432276328	Securitized	1	1	1	1	Verified housing payment history - 75+ months 0x30 mortgage payment history on several active mortgage tradelines per credit report;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM 2/28/2020 $xx Confidence score 87 Variance -36.74% exceeds maximum allowable tolerance of 10% - CDA date 02/18/2021 supports value of $xx

	432276337	Securitized	2	1	1	2				Low LTV/CLTV/HCLTV - 46.03%LTV - Max 70%LTV; Verified credit history - 24 year established banking relationship per credit reference letter xx;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM 2/28/2020 $xx Confidence score 94 Variance -11.58% exceeds max tolerance of 10%. , Compensating Factors: - EV2 Sales Price $xx. Appraisal $xx. LTV based on lower purchase price value of $xxfor variance of -8.37% which is within 10% tolerance.Low LTV/CLTV/HCLTV
432276388	Securitized	2	1	1	2	Low LTV/CLTV/HCLTV - 80%LTV - Max 90%LTV;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM 2/28/2020 $xx Confidence score 94 Variance -11.78% exceed maximum tolerance of 10%.
, Compensating Factors: - EV 2 Variance of -8.39% based on Purchase price of $xx . LTV based on purchase price. $xx appraised value for variance of -11.78%.Low LTV/CLTV/HCLTV	APP 0004 Initial 1003 Application is Incomplete - Missing initial application: Updated 1003 provided (xx) reflects initial date xx updated xx. 1003 dated xx not provided for review. - Recvd 3/4 - Received initial 1003 signed and dated xx

432275705	Securitized	2	2	1	1	Verified housing payment history - 35+ months 0x30 mortgage payment history on active mortgages per credit report;	CRED 0093 Credit Documentation is Insufficient - Missing 12 consecutive months 0x30 rental history: Current lease (xx) as of xx. canceled checks (xx-xx) xx and xx xx xx for total of 10 months verified 0x30. Borr LOE xx- previous rental
											, Compensating Factors: - EV2 - OK per xx to take brwrs LOE with 10 month rental historyVerified housing payment history		APP 0004 Initial 1003 Application is Incomplete - Initial application not provided for review. Application date zz based on Approval (zz).
	432275706	Securitized	2	1	1	2				Low LTV/CLTV/HCLTV - 59.90%LTV - Max 70%LTV;	APPR 0002 Appraisal is Incomplete - Appraisal (xx) is for a xx property. Operating Income Statement not provided for review as required., Compensating Factors: - Recvd 3/4 - EV 2 - Updated Underwriting Loan Approval Worksheet with approval per xx to waive Operating Income Worksheet Low LTV/CLTV/HCLTV
	432276353	Securitized	1	1	1	1				Established credit history - 11 years depth of credit with mid score of 743; Verified housing payment history - 44 months verified 0x30 mortgage late payments on active mortgage tradeline;
432276356	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 47.48%LTV - Max 70%LTV;	CRED 0004 Back-end Ratio exception (DTI) - 0.51% DTI exception: Max allowable 50.49%. Review 51.0% using $xx/month income. Approval 50.25%DTI using xx/month income. Difference is monthly HOA fees. Per appraisal (xx) $xx/month which consists of $xx/month toward the xx and $xx/Qtr toward the xx (as stated in xx narrative). Review 51.00%DTI is due to HOA coupon provided for the xx) at $xx/Qtr for $xx/month. $xx+ xx/month xx = $xx/month. Verification of the xx $xx/month as stated on the appraisal not provided. Review calculated income based on 2019 W2 xx+ YTD xx= xx/12.71 months = xx/month. (using lender monthly income $xx= 51.49%DTI)
 - Recvd 3.18 - Updated ULAW and 1003 based on revised appraisal reflecting HOA fees of $xx/month for DTI of 48.69%.

APPR 0046 Missing Third Party Appraisal Review - 3rd Party AVM not provided for review - IB to order - xx - 3rd party AVM received. Tolerance within 10%.

	432276357	Securitized	1	1	1	1				Verified employment history - 21 years xx verified by CPA letter; Verified reserves - Verified assets of $xx for 32 months PITIA reserves ;
432276358	Securitized	2	2	2	1	Established credit history - Satisfactory credit history since 2004 with mid-score of 760. Minimum for program 700 FICO.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard policy in the amount of $xxxx includes Deductible for $xxxx which exceeds max allowable $xxxx , Compensating Factors: - EV2 Approved xx email xxEstablished credit history

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the increase in inspection fee (re-cert of value fee $xxxx) --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. xx, Compensating Factors: - EV2 - PCCD xxxx corrective action. CDxx Respa cure initially disclosed improperly in Section H Established credit history	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxxx Confidence score 74. Variance -52.65% exceeds maximum tolerance of 10% - CDA date 02/19/2021 supports value of $xx

	432276359	Securitized	1	1	1	1
	432276360	Securitized	1	1	1	1				Established credit history - x years depth of credit with mid score of xxx; Verified employment history - xx year employee ;			APPR 0003 Appraisal value is not supported. - Missing Post Review appraisal- IB to order - AVM date 02/02/2021 supports value of $xx
432276362	Securitized	2	2	1	2	Verified credit history - 9 years Satisfactory credit since xx per credit reference letter;	APPR 0003 Appraisal value is not supported. - Desk Review required - Post-Close AVM 3/4/2020 $xx Confidence Score 95 Variance -10.99% which exceeds maximum tolerance of 10%.
, Compensating Factors:  - EV2 - Purchase price $xx. Using lower of purchase price variance results in -3.83% which is within maximum allowable tolerance of 10%.  LTV based on purchase price and not the appraised value of $xx.Verified credit history

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Deductible exceeds maximum limit of $xx:  Hazard coverage $xx(xx) includes deductible in the amount of $xx which is 1%. Per agent, 1% deductible is lowest possible.

											, Compensating Factors: - EV2 - Exception approved 2/19/20 per e-mail xxVerified credit history
432276363	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.61%LTV - Max 65%LTV;	APPR 0003 Appraisal value is not supported. - Desk Review required - Post Close AVM xxx $xxx Variance -13.63% Confidence Score 89 exceeds maximum 10% tolerance
 - AVM date 02/02/2021 supports value of $xx

	432276367	Securitized	2	2	1	1				Established credit history - 19 years depth of credit with mid score of 703;	CRED 0093 Credit Documentation is Insufficient - Missing complete xx month cancelled checks for rent verification: xx pgs xx do not include verification of rent for months of xx. (xx 80%LTV if absent 12 month consecutive months rental history), Compensating Factors: - Recd 3.13 - EV 2 - Revised Underwriting worksheet "Per xx ok to maintain A grade and 90%LTV with the 30 day late."Established credit history
	432276380	Securitized	1	1	1	1				Verified housing payment history - xx months xxx mortgage payment history;			APPR 0046 Missing Third Party Appraisal Review - Third party appraisal not received at time of review - xx to order
432276383	Securitized	1	1	1	1	Verified reserves - Verified reserves in the amount of xx for xx months PITIA. 6 months rent loss reserves required in the amount of $xx
; Verified credit history - Verified commercial banking relationship since xx with satisfactory status;	APPR 0046 Missing Third Party Appraisal Review - Third party appraisal not received at time of review - IB to order - recvd 3.9 - Post close AVM received.

HUD 0001 Missing Final HUD-1 - Missing Final Settlement Statement - Estimated statement provided xx. (HUD-1 Addendum and signatures xx pgxx) - Recvd 3.11 - Final Settlement Statement dated xx

GIDE 0001 Guideline Exception(s) - Bank statement provided is in the name of a xx:  Assets are in the name of xx .  Reviewed with JJ and a relationship letter is required. OK to proceed.  Relationship letter not provided for review - 3.11 - Lender response received. Exception cleared.

APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Appraisal xx Flood Zone xx. Flood Cert xx Zone xx. (Flood policy in the name of the xx xx xx) - Recvd 3.11 - Revised appraisal reflecting Flood Zone X

	432276384	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 75%LTV - Max 80%LTV; Verified employment history - 9 years verified self-employed;
	432276394	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 80%LTV - Max 85%LTV; Verified housing payment history - 99 months 0x30 mortgage payment history; Verified employment history - 16 yrs xx - formation of current xx xx; Verified reserves - Verified reserves in the amount of $xxfor 18 months PITIA reserves;
432276646	Securitized	1	1	1	1	Verified ownership of subject property - 14 year ownership in subject property. Per preliminary title borrower has had ownership since at least xx, which is the date of origination of current outstanding mortgage.;	CRED 0001 Unacceptable Mortgage History - Credit report (xx) reflects 3x30 within last 12 month period on subject property current mortgage. Pay history includes 30 day late payments xx. Approved as Non-Prime A- max 1x30 mortgage late. - Recvd 3.19 - Updated Approval and UW Worksheet revising credit grade to "B". Mortgage history meets "B" grade.

432276291	Securitized	2	2	2	1	Verified housing payment history - 31 months 0x30 subject property housing payment per supplemental report p128; No Apparent Right to Statutory Damages - override to EV2 due to Immaterial Issue;	TRID 0150 CD Closing Information Section is Deficient - The Signed CD, pg xx, was issued on xx, but the borrower hand signed it on xx. --Material Compliance Finding: You submitted a Prior Closing Disclosure Received Date (xx) earlier than the Prior Closing Disclosure Date Issued (xx). The System cannot perform a Reg Z business day disclosure waiting period review without accurate dates. xx, Compensating Factors: No Apparent Right to Statutory Damages

CRED 0010 LTV Exceeds Max Allowed - 5%LTV exception: Loan approved as 85%LTV for cash-out refinance on owner-occupied property Credit Tier A-. Per xx9 Matrix A- max 80%LTV for cash-out mortgage., Compensating Factors: Verified housing payment history	CRED 0084 Income Calculation Discrepancy - Missing updated bank statement analysis to validate income used to qualify. (Bank statement analysis provided expired xx) - Recvd 3.13 - Updated bank statement summary provided including xxxx with monthly income $xx.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA on xx loans that closed concurrently with subject property: xxx PITIA $xx per REO Schedule (missing P&I, HOA and property tax), xx PITIA $xx per REO Schedule (missing P&I and property tax) and xx0 PITIA $xxper REO Schedule (missing P&I and property tax) and subsequent pay-off of mortgages to xx and xx - Recvd 3.12 - PCCDs and property tax provided for 3 CSC mortgages. Verification previous mortgages PIF.

	432276296	Securitized	2	1	2	1				Low LTV/CLTV/HCLTV - 75%LTV - Max 80%LTV; No Apparent Right to Statutory Damages - Over-ride to EV2 due to immaterial issue;	TRID 0150 CD Closing Information Section is Deficient - Closing CD was issued on xx, however borrower signed the CD on xx. --Material Compliance Finding: xx submitted a Prior Closing Disclosure Received Date (xx) earlier than the Prior Closing Disclosure Date Issued (xx). The System cannot perform a Reg Z business day disclosure waiting period review without accurate dates. (xx, Compensating Factors: No Apparent Right to Statutory Damages
	432275709	Securitized	1	1	1	1				Verified employment history - 17 years employment - verified per CSC VVOE; Low LTV/CLTV/HCLTV - 54.55%LTV - Max 75%LTV;
	432276389	Securitized	2	1	1	2				Low LTV/CLTV/HCLTV - 80%LTV - Max 85%LTV; Verified employment history - 33 years xx. Business search reflects xx in good standing.;	APPR 0003 Appraisal value is not supported. - Post-Close AVM 3/10/2020 $xx Confidence score 78 Variance -17.98% based on appraised value of $xx which exceeds 10% tolerance., Compensating Factors: - EV2 - Purchase price $xx. Post-Close AVM xx. Variance -6.57% which is within 10% toleranceLow LTV/CLTV/HCLTV
432276387	Securitized	2	2	1	1	Verified credit history - 18 year satisfactory credit per Credit reference letter ; Low LTV/CLTV/HCLTV - 64.98%LTV - Max 70%LTV;	COND 0002 Condo Documentation is Insufficient - HOA budget (xx) does not reflect reserves. , Compensating Factors: - EV2 - per JJ xx OK to proceed with budget not reflecting reservesLow LTV/CLTV/HCLTV

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Master policy (xx) deductible $xx exceeds 1% and master policy expiration. Liability renewal LOE xx.
											, Compensating Factors: - EV2-Funding dept email 2/21 xxLow LTV/CLTV/HCLTV
	432276297	Securitized	1	1	1	1				Verified credit history - Credit reference letter pxxx since xx. Borrower in good standing ;			APPR 0046 Missing Third Party Appraisal Review - Third party appraisal not received at time of review - IB to order - Post-Close AVM received xxxx - variance within 10%
432276379	Securitized	1	1	1	1	Verified housing payment history - 45 months 0x30 mortgage payment history;	PROP 0003 Missing Required Property Inspection - Missing Certificate of Completion: Appraisal includes photos of xx in progress in xx. (Photos pxx) Completion of xx is included in Purchase Agreement. Form 442 not provided for review to verify xx completed and exposed xx xx repaired. - Recvd 3.16 - Photos of xx completed provided for review

CRED 0083 Asset Documentation is Insufficient - Missing source of funds for xx: Borrower bank statement for A/#xx includes a xx on  xx in the amount of $xx. Borrower letter of explanation/source of funds not provided.   Previous balance $xx. Funds to close in the amount of $xx cashier check (xx).  - Recvd 3.16 - Exception set in error.

	432276381	Securitized	1	1	1	1				Verified housing payment history - 68 months 0x30 mortgage payment history; Verified reserves - Verified reserves in the amount of $174147.06 for 125 months PITIA reserves;
	432276385	Securitized	1	1	1	1
432276396	Securitized	2	1	1	2	Verified reserves - Verified reserves in the amount of $xx for 54 month PITIA. 12 month required $xx; Established credit history - 23 year established credit per credit reference letter;	APPR 0003 Appraisal value is not supported. - Post-Close AVM 3/10/20 $xx Confidence score 50 Variance -11.43% exceeds 10% tolerance.
, Compensating Factors:  - EV 2  -11.43% variance is based on $xx appraised value.
											xx Post-Close AVM based on $xx purchase price results in a -9.07% Variance which is within 10% tolerance.Verified reserves
	432276251	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 26.80%LTV - Max 70%LTV;	CRED 0001 Unacceptable Mortgage History - 16 months 1x30: Supplemental credit report (xx) reflects 15x30 day lates within 29 months reviewed (30 day late beg xx thru x9). Next due xx - proof payment made not provided. , Compensating Factors: Low LTV/CLTV/HCLTV
	432276262	Securitized	1	1	1	1				Verified reserves - Verified reserves in the amount of $xx for 6.70 months PITIA reserves; Low LTV/CLTV/HCLTV - 51.85%LTV - Max 70%LTV;
432276280	Securitized	1	1	1	1	Verified housing payment history - xxxmonths verified xxxx mortgage payment history;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-close AVM xxxx $xxxx Confidence factor xxVariance -80.70% which exceeds the maximum tolerance of 10%. (AVM value is lot only) - AVM date 02/02/2021 supports value of $xx

	432276326	Securitized	2	2	1	1				Verified housing payment history - 75+ months 0x30 mortgage payment history on several active mortgage tradelines per credit report ;	CRED 0093 Credit Documentation is Insufficient - Missing verification of xx mortgage payment on subject property: Private Note (xx) 1st payment xx. Bank statements provided for xx) and activity detail xx for xx payment. Missing verification xx 0x30., Compensating Factors: - Recvd 3.19 - EV2 Updated underwriting worksheet with UW exception - Per JJ ok to not go after further ratings as it has been shown that the borrower is not in any type of delinquency and credit is very good Verified housing payment history
432276382	Securitized	1	1	1	1	Verified housing payment history - xxx months xxx mortgage payment history;	APPR 0003 Appraisal value is not supported. - Desk review required - Post-Close AVM xxx $xxxConfidence score 74 Variance -27.42% exceeds maximum tolerance of 10%
 - AVM date 02/02/2021 supports value of $xx

	432276402	Securitized	1	1	1	1				Verified housing payment history - 22 months 0x30 mortgage payment history;
432276303	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 50%LTV - Max 70%LTV;	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Appraisal xx states not in a flood zone however, the flood cert xx states Zone xx. - Recvd 3.19 - Revised appraisal reflecting flood zone xx

	432276395	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 80%LTV - Max 85%LTV;
	432276405	Securitized	2	1	2	1				No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial issue; Verified credit history - Borrower has satisfactory credit history beginning x1xxper credit report with a 754 mid-score. (750 required for AAA credit grade); Verified reserves - Verified reserves in the amount of $xx for 4.29 months PITIA;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD not provided for review, Compensating Factors: No Apparent Right to Statutory Damages